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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-8817

ING Equity Trust

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

CT Corporation, 101 Federal Street, Boston, MA 02110

(Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-992-0180

Date of fiscal year end:                                  May 31

Date of reporting period:                         August 31, 2006

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING Convertible Fund
ING Disciplined LargeCap Fund
ING Financial Services Fund
ING Fundamental Research Fund
ING LargeCap Growth Fund
ING LargeCap Value Fund
ING MidCap Opportunities Fund
ING MidCap Value Choice Fund
ING MidCap Value Fund
ING Opportunistic LargeCap Fund
ING Principal Protection Fund
ING Principal Protection Fund II
ING Principal Protection Fund III
ING Principal Protection Fund IV
ING Principal Protection Fund V
ING Principal Protection Fund VI
ING Principal Protection Fund VII
ING Principal Protection Fund VIII
ING Principal Protection Fund IX
ING Principal Protection Fund X
ING Principal Protection Fund XI
ING Principal Protection Fund XII
ING Real Estate Fund
ING SmallCap Opportunities Fund
ING SmallCap Value Choice Fund
ING SmallCap Value Fund

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING Convertible Fund	as of August 31, 2006 (Unaudited)

Shares			Value

COMMON STOCK: 13.5%

		Exchange Traded Fund: 3.4%
35,000	L	SPDR Trust Series 1	$4,574,500
			4,574,500
		Food: 0.9%
30,000	@	Dean Foods Co.	1,188,600
			1,188,600
		Healthcare - Services: 0.7%
12,000	@	WellPoint, Inc.	928,920
			928,920
		Insurance: 2.0%
30,768		Hartford Financial Services Group, Inc.	2,641,740
			2,641,740
		Lodging: 0.3%
8,287		Starwood Hotels & Resorts Worldwide, Inc.	441,366
			441,366
		Mining: 2.9%
50,391	@@	Inco Ltd.	3,927,978
			3,927,978
		Miscellaneous Manufacturing: 2.7%
36,000		General Electric Co.	1,226,160
87,784	@@	Tyco International Ltd.	2,295,552
			3,521,712
		Retail: 0.6%
18,000		Wal-Mart Stores, Inc.	804,960
			804,960
		Total Common Stock
		(Cost $11,608,610)	18,029,776

PREFERRED STOCK: 31.0%

		Advertising: 0.5%
20,000		Interpublic Group of Cos., Inc.	684,200
			684,200
		Auto Manufacturers: 1.6%
85,000	P	General Motors Corp.	2,082,500
			2,082,500
		Chemicals: 0.9%
29,700		Huntsman Corp.	1,180,575
			1,180,575
		Diversified Financial Services: 1.2%
50,000	L	Citigroup Funding, Inc.	1,643,500
			1,643,500

PORTFOLIO OF INVESTMENTS
ING Convertible Fund	as of August 31, 2006 (Unaudited) (continued)

Shares			Value

		Electric: 3.3%
1,920	P	NRG Energy, Inc. - 4.000% Series	$2,637,840
7,000		NRG Energy, Inc. - 5.750% Series	1,774,220
			4,412,060
		Federal National Mortgage Association: 1.4%
20	P	Fannie Mae	1,883,653
			1,883,653
		Food: 1.9%
100,000		Albertson’s, Inc.	2,508,000
			2,508,000
		Gas: 1.4%
9,500	P	SEMCO Energy, Inc.	1,825,188
			1,825,188
		Insurance: 6.3%
47,500	@@	IPC Holdings Ltd.	1,288,438
58,500		Reinsurance Group of America, Inc.	3,795,188
118,000	P	Travelers Property Casualty Corp.	2,834,360
19,000	@@	XL Capital Ltd.	470,820
			8,388,806
		Media: 0.8%
25,000		Comcast Corp.	1,058,000
			1,058,000
		Mining: 1.9%
1,900		Freeport-McMoRan Copper & Gold, Inc.	2,493,275
			2,493,275
		Oil & Gas: 3.6%
35,000	#	Chesapeake Energy Corp.	4,825,623
			4,825,623
		Packaging & Containers: 0.4%
13,400	P	Owens-Illinois, Inc.	462,970
			462,970
		Real Estate Investment Trusts: 1.5%
83,000		FelCor Lodging Trust, Inc.	2,033,500
			2,033,500
		Retail: 1.5%
40,000	L	Retail Ventures, Inc.	2,055,000
			2,055,000
		Savings & Loans: 1.3%
39,200		Sovereign Capital Trust	1,798,300
			1,798,300
		Telecommunications: 1.5%
2,000	P	Lucent Technologies Capital Trust I	2,020,000
			2,020,000
		Total Preferred Stock
		(Cost $38,715,586)	41,355,150

PORTFOLIO OF INVESTMENTS
ING Convertible Fund	as of August 31, 2006 (Unaudited) (continued)

Principal Amount			Value

CONVERTIBLE BONDS: 55.4%

		Advertising: 1.8%
$2,000,000	L	Lamar Advertising Co., 2.875%, due 12/31/10	$2,360,000
			2,360,000
		Aerospace/Defense: 4.2%
1,900,000	C	EDO Corp., 4.000%, due 11/15/25	1,854,875
2,850,000	C, L	L-3 Communications Corp., 3.000%, due 08/01/35	2,882,063
960,000	C	Spacehab, Inc., 5.500%, due 10/15/10	819,600
			5,556,538
		Biotechnology: 4.2%
1,900,000	#, L	Amgen, Inc., 0.125%, due 02/01/11	1,864,375
950,000	#	Amgen, Inc., 0.375%, due 02/01/13	929,813
2,793,000	C, L	Millennium Pharmaceuticals, Inc., 5.500%, due 01/15/07	2,799,983
			5,594,171
		Chemicals: 0.6%
960,000		Hercules, Inc., 6.500%, due 06/30/29	777,600
			777,600
		Commercial Services: 0.9%
1,190,000	C, L	Euronet Worldwide, Inc., 3.500%, due 10/15/25	1,154,300
			1,154,300
		Diversified Financial Services: 0.8%
980,000	@@, #, L	AngloGold Holdings PLC, 2.375%, due 02/27/09	1,016,750
			1,016,750
		Electric: 1.9%
2,000,000	C, L	Centerpoint Energy, Inc., 3.750%, due 05/15/23	2,587,500
			2,587,500
		Electronics: 1.1%
1,500,000	@@, L	Flextronics International Ltd., 1.000%, due 08/01/10	1,507,500
			1,507,500
		Entertainment: 2.8%
2,500,000	C, L	International Game Technology, 0.710%, due 01/29/33	2,075,000
1,500,000	C, L	Shuffle Master, Inc., 1.250%, due 04/15/24	1,710,000
			3,785,000
		Healthcare - Products: 3.2%
2,900,000	C, L	Advanced Medical Optics, Inc., 2.500%, due 07/15/24	3,324,123
1,000,000	C	St. Jude Medical, Inc., 2.800%, due 12/15/35	997,500
			4,321,623
		Internet: 1.5%
2,000,000	C	Amazon.com, Inc., 4.750%, due 02/01/09	1,947,500
			1,947,500
		Leisure Time: 1.0%
2,000,000	@@, +, C, L	Carnival Corp., 1.132%, due 04/29/33	1,337,500
			1,337,500
		Media: 6.1%
2,460,000	L	Citadel Broadcasting Corp., 1.875%, due 02/15/11	2,029,500
4,000,000	C	EchoStar Communications Corp., 5.750%, due 05/15/08	4,020,000
2,000,000	C	Liberty Media Corp., 3.500%, due 01/15/31	2,042,500
			8,092,000

PORTFOLIO OF INVESTMENTS
ING Convertible Fund	as of August 31, 2006 (Unaudited) (continued)

Principal Amount			Value

CONVERTIBLE BONDS: 55.4% (continued)

		Oil & Gas: 1.9%
1,998,000	C	Devon Energy Corp., 4.900%, due 08/15/08	$2,509,988
			2,509,988
		Oil & Gas Services: 3.4%
2,000,000	C, L	Cameron International Corp., 1.500%, due 05/15/24	2,975,000
1,000,000	@@, C	Schlumberger Ltd., 2.125%, due 06/01/23	1,622,500
			4,597,500
		Packaging & Containers: 1.4%
2,000,000	#, C	Sealed Air Corp., 3.000%, due 06/30/33	1,935,000
			1,935,000
		Pharmaceuticals: 3.8%
1,920,000	C	Dov Pharmaceutical, Inc., 2.500%, due 01/15/25	1,104,000
1,920,000	C	Isolagen, Inc., 3.500%, due 11/01/24	1,399,200
3,000,000	C	NPS Pharmaceuticals, Inc., 3.000%, due 06/15/08	2,568,750
			5,071,950
		Real Estate Investment Trusts: 1.8%
1,900,000	C, L	Vornado Realty LP, 3.875%, due 04/15/25	2,353,625
			2,353,625
		Retail: 2.4%
3,000,000	C, L	Costco Wholesale Corp., 0.000%, due 08/19/17	3,202,500
			3,202,500
		Semiconductors: 4.0%
2,000,000	C	Cypress Semiconductor Corp., 1.250%, due 06/15/08	2,375,000
950,000	L	Intel Corp., 2.950%, due 12/15/35	837,188
3,000,000	C	Pixelworks, Inc., 1.750%, due 05/15/24	2,096,250
			5,308,438
		Telecommunications: 3.0%
2,000,000	C, L	Ciena Corp., 3.750%, due 02/01/08	1,927,500
1,980,000	C, L	RF Micro Devices, Inc., 1.500%, due 07/01/10	2,133,450
			4,060,950
		Transportation: 3.6%
3,000,000	@@, C	OMI Corp., 2.875%, due 12/01/24	2,962,500
1,500,000	C, L	YRC Worldwide, Inc., 5.000%, due 08/08/23	1,891,875
			4,854,375
		Total Convertible Bonds
		(Cost $71,839,329)	73,932,308

		Total Long-Term Investments
		(Cost $122,163,525)	133,317,234

SHORT-TERM INVESTMENTS: 28.9%

		Repurchase Agreement: 0.1%
139,000		Morgan Stanley Repurchase Agreement dated 08/31/06, 5.250%, due 09/01/06, $139,020 to be received upon repurchase (Collateralized by $145,000 Federal National Mortgage Association, 5.375%, Market Value plus accrued interest $146,660, due 08/15/09).	139,000

		Total Repurchase Agreement
		(Cost $139,000)	139,000

PORTFOLIO OF INVESTMENTS
ING Convertible Fund	as of August 31, 2006 (Unaudited) (continued)

Principal Amount			Value

SHORT-TERM INVESTMENTS: 28.9% (continued)

	Securities Lending CollateralCC: 28.8%
38,515,374	The Bank of New York Institutional Cash Reserve Fund		$38,515,374

	Total Securities Lending Collateral
	(Cost $38,515,374)		38,515,374

	Total Short-Term Investments
	(Cost $38,654,374)		38,654,374

	Total Investments in Securities
	(Cost $160,817,899)*	128.8%	$171,971,608
	Other Assets and Liabilities - Net	(28.8)	(38,409,171)
	Net Assets	100.0%	$133,562,437

@	Non-income producing security
@@	Foreign Issuer
+	Step-up basis bonds. Interest rates shown reflect current coupon rates.
#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

C	Bond may be called prior to maturity date.
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at August 31, 2006.
P	Preferred Stock may be called prior to convertible date.
*	Cost for federal income tax purposes is $160,824,172.
Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$16,249,132
Gross Unrealized Depreciation	(5,101,696)
Net Unrealized Appreciation	$11,147,436

PORTFOLIO OF INVESTMENTS
ING Disciplined LargeCap Fund	as of August 31, 2006 (Unaudited)

Shares			Value

COMMON STOCK: 99.4%

		Advertising: 0.5%
2,300		Omnicom Group	$201,066
			201,066
		Aerospace/Defense: 3.8%
5,750		Boeing Co.	430,675
4,100		General Dynamics Corp.	276,955
3,500		Lockheed Martin Corp.	289,100
5,181		Raytheon Co.	244,595
2,940		United Technologies Corp.	184,367
			1,425,692
		Agriculture: 2.3%
6,260		Altria Group, Inc.	522,898
6,690		Archer-Daniels-Midland Co.	275,427
1,600		Monsanto Co.	75,904
			874,229
		Airlines: 0.5%
10,700		Southwest Airlines Co.	185,324
			185,324
		Apparel: 0.6%
5,850	@	Coach, Inc.	176,612
1,700		Jones Apparel Group, Inc.	53,210
			229,822
		Banks: 5.6%
13,530		Bank of America Corp.	696,389
2,500		Comerica, Inc.	143,125
6,350	L	National City Corp.	219,583
13,150		US Bancorp.	421,721
4,840		Wachovia Corp.	264,409
10,000		Wells Fargo & Co.	347,500
			2,092,727
		Beverages: 3.5%
6,800		Anheuser-Busch Cos., Inc.	335,784

6,180		Coca-Cola Co.	276,926
2,100		Pepsi Bottling Group, Inc.	73,521
9,690		PepsiCo, Inc.	632,563
			1,318,794
		Biotechnology: 0.7%
3,590	@	Amgen, Inc.	243,869
			243,869
		Chemicals: 1.3%
2,850		EI DuPont de Nemours & Co.	113,915
1,700	@	Hercules, Inc.	26,520
2,550		PPG Industries, Inc.	161,568
2,350		Rohm & Haas Co.	103,635
1,700		Sherwin-Williams Co.	87,788
			493,426

PORTFOLIO OF INVESTMENTS
ING Disciplined LargeCap Fund	as of August 31, 2006 (Unaudited) (continued)

Shares			Value

COMMON STOCK: 99.4% (continued)

		Commercial Services: 0.7%
2,000		Equifax, Inc.	$63,580
4,090		McKesson Corp.	207,772
			271,352
		Computers: 4.2%
6,590	@	Dell, Inc.	148,605
16,607		Hewlett-Packard Co.	607,152
8,590		International Business Machines Corp.	695,532
1,600	@	Lexmark International, Inc.	89,712

12,700	@	Seagate Technology, Inc.	—
4,900	@	Unisys Corp.	26,215
			1,567,216
		Cosmetics/Personal Care: 2.6%
15,690		Procter & Gamble Co.	971,211
			971,211
		Diversified Financial Services: 8.6%
3,690		American Express Co.	193,873
1,600		Bear Stearns Cos., Inc.	208,560
15,050		Citigroup, Inc.	742,718
2,950		Fannie Mae	155,318
3,060		Goldman Sachs Group, Inc.	454,869
10,580		JPMorgan Chase & Co.	483,083
4,770		Lehman Brothers Holdings, Inc.	304,374
2,840		Merrill Lynch & Co., Inc.	208,825
7,050		Morgan Stanley	463,820
			3,215,440
		Electric: 2.9%
12,900	@	AES Corp.	273,996
1,400		Dominion Resources, Inc.	111,846
5,100		Duke Energy Corp.	153,000
2,600	L	Exelon Corp.	158,548
6,100		TXU Corp.	403,881
			1,101,271
		Electronics: 0.7%
6,200	@	Agilent Technologies, Inc.	199,392
1,600	@	Waters Corp.	68,240
			267,632
		Food: 0.9%
2,750		Campbell Soup Co.	103,318
4,304		General Mills, Inc.	233,406
			336,724
		Forest Products & Paper: 0.3%
1,800		Louisiana-Pacific Corp.	35,208
1,800		Temple-Inland, Inc.	80,136
			115,344
		Hand/Machine Tools: 0.1%
900		Snap-On, Inc.	39,330
			39,330
		Healthcare - Products: 1.5%
8,940		Johnson & Johnson	578,060
			578,060

PORTFOLIO OF INVESTMENTS
ING Disciplined LargeCap Fund	as of August 31, 2006 (Unaudited) (continued)

Shares			Value

COMMON STOCK: 99.4% (continued)

		Healthcare - Services: 3.8%
6,730		Aetna, Inc.	$250,827
2,310	@	Coventry Health Care, Inc.	125,294
2,460	@	Humana, Inc.	149,888
9,480		UnitedHealth Group, Inc.	492,486
5,090	@	WellPoint, Inc.	394,017
			1,412,512
		Home Furnishings: 0.2%
1,000		Harman International Industries, Inc.	81,120
			81,120
		Insurance: 6.7%
5,650		Allstate Corp.	327,361
7,900		American International Group, Inc.	504,178
4,870		Chubb Corp.	244,279
3,710		Lincoln National Corp.	225,197
5,600		Loews Corp.	215,488
6,450	L	Metlife, Inc.	354,944
3,800		Principal Financial Group	202,312
4,431	L	Prudential Financial, Inc.	325,280
1,700		Safeco Corp.	98,107
			2,497,146
		Internet: 0.6%
600	@	Google, Inc.	227,118
			227,118
		Iron/Steel: 0.8%
4,170		Nucor Corp.	203,788
1,900		United States Steel Corp.	110,523
			314,311
		Machinery - Construction & Mining: 0.4%
2,000		Caterpillar, Inc.	132,700
			132,700
		Media: 3.4%
8,900		CBS Corp. - Class B	254,095
6,400	@, L	Comcast Corp.	224,000
4,190		McGraw-Hill Cos., Inc.	234,263
19,480		News Corp., Inc.	370,704
900		Time Warner, Inc.	14,958
6,650		Walt Disney Co.	197,173
			1,295,193
		Mining: 0.2%
2,600		Alcoa, Inc.	74,334
			74,334
		Miscellaneous Manufacturing: 3.5%
2,160		3M Co.	154,872
1,500	@	Cooper Industries Ltd.	122,820
30,810		General Electric Co.	1,049,389
			1,327,081
		Oil & Gas: 10.2%
11,048		Chevron Corp.	711,491
8,836		ConocoPhillips	560,467
22,970		ExxonMobil Corp.	1,554,372
3,200		Marathon Oil Corp.	267,200
6,500		Occidental Petroleum Corp.	331,435
1,900		Sunoco, Inc.	136,629

PORTFOLIO OF INVESTMENTS
ING Disciplined LargeCap Fund	as of August 31, 2006 (Unaudited) (continued)

Shares			Value

COMMON STOCK: 99.4% (continued)

4,870		Valero Energy Corp.	$279,538
			3,841,132
		Oil & Gas Services: 1.3%
8,600		Halliburton Co.	280,532
3,250		Schlumberger Ltd.	199,225
			479,757
		Pharmaceuticals: 6.2%
4,590		Abbott Laboratories	223,533
3,050		AmerisourceBergen Corp.	134,688
4,200		Cardinal Health, Inc.	283,164
2,110	@	Express Scripts, Inc.	177,409
2,510	@	Hospira, Inc.	91,941
3,690	@	King Pharmaceuticals, Inc.	59,852
13,700		Merck & Co., Inc.	555,535
22,260		Pfizer, Inc.	613,486
4,050		Wyeth	197,235
			2,336,843
		Retail: 8.2%
2,500		Circuit City Stores, Inc.	59,025
5,050		Costco Wholesale Corp.	236,290
2,400		Family Dollar Stores, Inc.	61,368
6,300		Home Depot, Inc.	216,027
4,000	@, L	Kohl’s Corp.	250,040
5,250		Limited Brands, Inc.	135,083
4,720		Lowe’s Cos., Inc.	127,723
10,290		McDonald’s Corp.	369,411
4,350	@	Office Depot, Inc.	160,254
1,000	L	OfficeMax, Inc.	41,530
9,340		Staples, Inc.	210,710
8,460	@, L	Starbucks Corp.	262,345
2,640		Target Corp.	127,750
7,530		Wal-Mart Stores, Inc.	336,742
7,800		Walgreen Co.	385,788
1,800	L	Wendy’s International, Inc.	115,020
			3,095,106
		Semiconductors: 1.9%
7,100	@, L	Advanced Micro Devices, Inc.	177,429
6,250	@	Freescale Semiconductor, Inc.	193,188
5,950	@	LSI Logic Corp.	47,898
11,000		Micron Technology, Inc.	190,080
4,850		National Semiconductor Corp.	117,807
			726,402
		Software: 3.2%
3,350	@	Autodesk, Inc.	116,446
3,440	@	BMC Software, Inc.	91,573
2,800	@	Citrix Systems, Inc.	85,904
5,400	@	Compuware Corp.	41,040
25,960		Microsoft Corp.	666,912
11,850	@	Oracle Corp.	185,453
			1,187,328
		Telecommunications: 6.9%
14,780		AT&T, Inc.	460,101
5,900	@, L	Avaya, Inc.	61,655
13,600		BellSouth Corp.	553,792
33,430	@	Cisco Systems, Inc.	735,126
3,250		Embarq Corp.	153,238

PORTFOLIO OF INVESTMENTS
ING Disciplined LargeCap Fund	as of August 31, 2006 (Unaudited) (continued)

Shares			Value

COMMON STOCK: 99.4% (continued)

18,700	Motorola, Inc.		$437,206
5,090	Qualcomm, Inc.		191,740
			2,592,858
	Transportation: 0.6%
5,227	Norfolk Southern Corp.		223,350
			223,350
	Total Common Stock
	(Cost $34,268,763)		37,372,820

Principal Amount			Value

SHORT-TERM INVESTMENTS: 6.2%

	Repurchase Agreement: 0.7%
$247,000	Morgan Stanley Repurchase Agreement dated 08/31/06, 5.250%, due 09/01/06, $247,036 to be received upon repurchase (Collateralized by $255,000 Federal National Mortgage Association, 5.375%, Market Value plus accrued interest $257,919, due 08/15/09).		$247,000

	Total Repurchase Agreement
	(Cost $247,000)		247,000

	Securities Lending CollateralCC: 5.5%
2,311,612	The Bank of New York Institutional Cash Reserve Fund		2,053,606

	Total Securities Lending Collateral
	(Cost $2,053,606)		2,053,606

	Total Short-Term Investments
	(Cost $2,300,606)		2,300,606

	Total Investments in Securities
	(Cost $36,569,369)*	105.6%	$39,673,426
	Other Assets and Liabilities - Net	(5.6)	(2,086,549)
	Net Assets	100.0%	$37,586,877

@	Non-income producing security
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at August 31, 2006.
*	Cost for federal income tax purposes is $36,952,804.
	Net unrealized appreciation consists of:

	Gross Unrealized Appreciation	$3,398,279
	Gross Unrealized Depreciation	(677,657)
	Net Unrealized Appreciation	$2,720,622

PORTFOLIO OF INVESTMENTS
ING Disciplined LargeCap Fund	as of August 31, 2006 (Unaudited) (continued)

Information concerning open futures contracts at August 31, 2006 is shown below:

Long Contracts	No. of Contracts	Notional Market Value	Expiration Date	Unrealized Gain (Loss)

S&P 500 E-mini Future	4	$261,120	09/15/06	$1,310
		$261,120		$1,310

PORTFOLIO OF INVESTMENTS
ING Financial Services Fund	as of August 31, 2006 (Unaudited)

Shares			Value

COMMON STOCK: 99.2%

		Banks: 26.1%
118,900		Associated Banc-Corp.	$3,750,106
320,107		Bank of America Corp.	16,475,907
267,939		Bank of New York Co., Inc.	9,042,941
162,000		Prosperity Bancshares, Inc.	5,715,360
291,719		US Bancorp.	9,355,428
188,387		Wachovia Corp.	10,291,582
477,390		Wells Fargo & Co.	16,589,303
52,586		Zions Bancorp.	4,153,768
			75,374,395

		Diversified Financial Services: 38.3%
113,291	@	Affiliated Managers Group, Inc.	10,482,816
96,808		American Express Co.	5,086,292
104,466		Capital One Financial Corp.	7,636,465
60,600		CIT Group, Inc.	2,730,636
352,800		Citigroup, Inc.	17,410,680
219,374		Countrywide Financial Corp.	7,414,841
73,926		Fannie Mae	3,892,204
61,080		Franklin Resources, Inc.	6,010,883
78,417		Freddie Mac	4,987,321
49,973		Goldman Sachs Group, Inc.	7,428,486
314,198		JPMorgan Chase & Co.	14,346,281
44,632		Lehman Brothers Holdings, Inc.	2,847,968
135,554		Merrill Lynch & Co., Inc.	9,967,286
99,598		Morgan Stanley	6,552,552
224,500		TD Ameritrade Holding Corp.	3,933,240
			110,727,951

		Home Builders: 1.1%
151,680		D.R. Horton, Inc.	3,326,342
			3,326,342

		Insurance: 29.7%
138,345	@@	ACE Ltd.	7,451,262
121,200		Aflac, Inc.	5,462,484
184,871		American International Group, Inc.	11,798,467
194,300	@@	Axis Capital Holdings Ltd.	6,301,149
200,500	@	Conseco, Inc.	4,150,350
188,600	@@	Endurance Specialty Holdings Ltd.	6,086,122
124,099		Genworth Financial, Inc.	4,272,729
51,336		Hartford Financial Services Group, Inc.	4,407,709
57,915		Lincoln National Corp.	3,515,441
145,500		Metlife, Inc.	8,006,865
74,650		PMI Group, Inc.	3,227,866
72,188		Prudential Financial, Inc.	5,299,321
161,300	@	Security Capital Assurance Ltd.	3,524,405
159,305		St. Paul Travelers Cos., Inc.	6,993,490
57,348		Stancorp Financial Group, Inc.	2,670,696
79,300	@@	Willis Group Holdings Ltd.	2,872,246
			86,040,602

PORTFOLIO OF INVESTMENTS
ING Financial Services Fund	as of August 31, 2006 (Unaudited) (continued)

Shares				Value

COMMON STOCK: 99.2% (continued)

		Internet: 1.2%
93,100	@	Checkfree Corp.		$3,332,980
				3,332,980

		Real Estate Investment Trusts: 1.2%
146,706		KKR Financial Corp.		3,507,740
				3,507,740

		Software: 1.6%
109,334		First Data Corp.		4,698,082
				4,698,082

		Total Long-Term Investments
		(Cost $223,279,346)		287,008,092

Principal Amount				Value

SHORT-TERM INVESTMENT: 0.8%

		Repurchase Agreement: 0.8%
$2,440,000		Goldman Sachs Repurchase Agreement dated 08/31/06, 5.260%, due 09/01/06, $2,440,357 to be received upon repurchase (Collateralized by $1,853,000 U.S. Treasury Bond, 8.000%, Market Value plus accrued interest $2,445,812, due 11/15/2021).		$2,440,000

		Total Short-Term Investment
		(Cost $2,440,000)		2,440,000

		Total Investments in Securities
		(Cost $225,719,346)*	100.0%	$289,448,092
		Other Assets and Liabilities - Net	(0.0)	(72,170)
		Net Assets	100.0%	$289,375,922

@	Non-income producing security
@@	Foreign Issuer
*	Cost for federal income tax purposes is $225,884,111.
	Net unrealized appreciation consists of:

	Gross Unrealized Appreciation	$67,893,201
	Gross Unrealized Depreciation	(4,329,220)
	Net Unrealized Appreciation	$63,563,981

PORTFOLIO OF INVESTMENTS
ING Fundamental Research Fund	as of August 31, 2006 (Unaudited)

Shares			Value

COMMON STOCK: 89.0%

		Aerospace/Defense: 2.3%
2,000		United Technologies Corp.	$125,420
			125,420
		Agriculture: 3.2%
2,100		Altria Group, Inc.	175,413
			175,413
		Apparel: 0.8%
1,400	@	Coach, Inc.	42,266
			42,266
		Banks: 6.5%
2,800		Bank of America Corp.	144,116
1,600		Bank of New York Co., Inc.	54,000
4,400		Wells Fargo & Co.	152,900
			351,016
		Biotechnology: 2.4%
1,100	@	Amgen, Inc.	74,723
800	@	Genzyme Corp.	52,984
			127,707
		Building Materials: 0.7%
3,200	@	Goodman Global, Inc.	40,288
			40,288
		Chemicals: 1.2%
500		Air Products & Chemicals, Inc.	33,145
1,800		Celanese Corp.	33,282
			66,427
		Computers: 2.7%
5,200		EMC Corp.	60,580
3,800	@	Seagate Technology, Inc.	84,550
			145,130
		Cosmetics/Personal Care: 2.3%
2,000		Procter & Gamble Co.	123,800
			123,800
		Distribution/Wholesale: 0.8%
700	@	Wesco International, Inc.	40,950
			40,950
		Diversified Financial Services: 8.2%
900		Capital One Financial Corp.	65,790
2,500		Citigroup, Inc.	123,375
1,900		Countrywide Financial Corp.	64,220
600		Franklin Resources, Inc.	59,046
900		Merrill Lynch & Co., Inc.	66,177
1,000		Morgan Stanley	65,790
			444,398

PORTFOLIO OF INVESTMENTS
ING Fundamental Research Fund	as of August 31, 2006 (Unaudited) (continued)

Shares			Value

COMMON STOCK: 89.0% (continued)

		Electric: 1.1%
2,085	@	Mirant Corp.	$60,402
			60,402
		Electronics: 3.4%
4,600	@, @@	Flextronics International Ltd.	54,280
1,700		Jabil Circuit, Inc.	45,611
3,700		Symbol Technologies, Inc.	44,437
900	@	Thomas & Betts Corp.	40,644
			184,972
		Energy - Alternate Sources: 0.9%
2,900	@	KFX, Inc.	46,458
			46,458
		Engineering & Construction: 0.8%
3,400	@@	ABB Ltd. ADR	45,356
			45,356
		Exchange Traded Fund: 1.5%
598		SPDR Trust Series 1	78,159
			78,159
		Food: 1.0%
1,000		Hershey Co.	53,960
			53,960
		Healthcare - Products: 4.7%
1,300		Baxter International, Inc.	57,694
2,400		Johnson & Johnson	155,184
1,100		St. Jude Medical, Inc.	40,051
			252,929
		Healthcare - Services: 0.8%
1,200		Aetna, Inc.	44,724
			44,724
		Insurance: 2.8%
700	@@	ACE Ltd.	37,702
1,800	@@	Axis Capital Holdings Ltd.	58,374
1,000		Metlife, Inc.	55,030
			151,106
		Internet: 1.3%
2,400	@	Yahoo!, Inc.	69,168
			69,168
		Investment Companies: 1.8%
4,200	@	KKR Private Equity Investors LP	94,878
			94,878
		Iron/Steel: 0.7%
700		Allegheny Technologies, Inc.	40,145
			40,145
		Miscellaneous Manufacturing: 4.5%
900	@	Cooper Industries Ltd.	73,692
3,150		General Electric Co.	107,289
1,400		Roper Industries, Inc.	64,932
			245,913

PORTFOLIO OF INVESTMENTS
ING Fundamental Research Fund	as of August 31, 2006 (Unaudited) (continued)

Shares			Value

COMMON STOCK: 89.0% (continued)

		Oil & Gas: 7.9%
1,300		Chevron Corp.	$83,720
3,000		ExxonMobil Corp.	203,010
1,200	@	Newfield Exploration Co.	51,888
1,400		Rowan Cos., Inc.	47,880
900		XTO Energy, Inc.	41,193
			427,691
		Oil & Gas Services: 2.1%
1,400		Schlumberger Ltd.	85,820
700	@	Weatherford International Ltd.	30,100
			115,920
		Pharmaceuticals: 6.1%
1,400		Abbott Laboratories	68,180
1,200	@	Medco Health Solutions, Inc.	76,044
4,700		Pfizer, Inc.	129,532
1,600	@@	Teva Pharmaceutical Industries Ltd. ADR	55,616
			329,372
		Retail: 5.5%
900		Abercrombie & Fitch Co.	58,077
1,700		CVS Corp.	57,035
3,300		Staples, Inc.	74,448
1,600		Target Corp.	77,424
1,900	@	Urban Outfitters, Inc.	29,811
			296,795
		Semiconductors: 3.9%
4,000		Intel Corp.	78,160
1,700		Maxim Integrated Products	49,470
9,119	@@	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	84,898
			212,528
		Software: 1.0%
2,100		Microsoft Corp.	53,949
			53,949
		Telecommunications: 6.1%
4,500		AT&T, Inc.	140,085
2,900	@	Cisco Systems, Inc.	63,771
2,100		Motorola, Inc.	49,098
2,200		Verizon Communications, Inc.	77,396
			330,350
		Total Common Stock
		(Cost $4,637,325)	4,817,590

Principal Amount			Value

SHORT-TERM INVESTMENT: 0.8%

		Repurchase Agreement: 6.3%
$339,000		Morgan Stanley Repurchase Agreement dated 08/31/06, 5.250%, due 09/01/06, $339,049 to be received upon repurchase (Collateralized by $620,000 Federal National Mortgage Association, Discount Note, Market Value $618,270, due 02/09/07).	$339,000

PORTFOLIO OF INVESTMENTS
ING Fundamental Research Fund	as of August 31, 2006 (Unaudited) (continued)

Principal Amount				Value

SHORT-TERM INVESTMENT: 0.8% (continued)

		Total Short-Term Investment
		(Cost $339,000)		$339,000

		Total Investments in Securities
		(Cost $4,976,325)*	95.3%	$5,156,590
		Other Assets and Liabilities - Net	4.7	255,205
		Net Assets	100.0%	$5,411,795

	@	Non-income producing security
	@@	Foreign Issuer
	ADR	American Depositary Receipt
	*	Cost for federal income tax purposes is $5,016,015.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$288,017
		Gross Unrealized Depreciation	(147,442)
		Net Unrealized Appreciation	$140,575

Information concerning open futures contracts at August 31, 2006 is shown below:

Long Contracts	No. of Contracts	Notional Market Value	Expiration Date	Unrealized Gain (Loss)

S&P 500 E-mini Future	6	$391,680	09/15/2006	$5,423
		$391,680		$5,423

PORTFOLIO OF INVESTMENTS
ING LargeCap Growth Fund	as of August 31, 2006 (Unaudited)

Shares			Value

COMMON STOCK: 99.3%

		Aerospace/Defense: 6.5%
128,080		Boeing Co.	$9,593,192
113,280		General Dynamics Corp.	7,652,064
			17,245,256

		Agriculture: 0.7%
36,830	L	Monsanto Co.	1,747,215
			1,747,215

		Banks: 3.2%
177,410	L	Commerce Bancorp., Inc.	5,909,527
42,420		State Street Corp.	2,621,556
			8,531,083

		Beverages: 1.2%
49,440		PepsiCo, Inc.	3,227,443
			3,227,443

		Biotechnology: 2.3%
41,910	@	Amgen, Inc.	2,846,946
27,180	@	Genzyme Corp.	1,800,131
41,400	@, L	Vertex Pharmaceuticals, Inc.	1,426,230
			6,073,307

		Commercial Services: 4.0%
10,740		Corporate Executive Board Co.	941,254
80,650		Equifax, Inc.	2,563,864
25,200		Manpower, Inc.	1,489,572
90,720		Moody’s Corp.	5,550,250
			10,544,940

		Computers: 8.8%
73,150	@	Apple Computer, Inc.	4,963,228
80,620		Hewlett-Packard Co.	2,947,467
344,320	@, L	Network Appliance, Inc.	11,789,517
65,240	@, L	Sandisk Corp.	3,843,941
			23,544,153

		Diversified Financial Services: 11.6%
18,670		Chicago Mercantile Exchange Holdings, Inc.	8,214,800
91,940		Franklin Resources, Inc.	9,047,815
146,460	@	Nasdaq Stock Market, Inc.	4,175,575
165,210	@@	UBS AG	9,378,972
			30,817,162

		Electric: 1.9%
75,170		TXU Corp.	4,977,006
			4,977,006

		Electronics: 0.2%
12,500	@@, L	Garmin Ltd.	584,500
			584,500

PORTFOLIO OF INVESTMENTS
ING LargeCap Growth Fund	as of August 31, 2006 (Unaudited) (continued)

Shares			Value

COMMON STOCK: 99.3% (continued)

		Engineering & Construction: 2.6%
79,270		Fluor Corp.	$6,850,513
			6,850,513

		Food: 1.0%
49,340	L	Whole Foods Market, Inc.	2,645,611
			2,645,611

		Healthcare - Products: 4.3%
245,830	L	Medtronic, Inc.	11,529,427
			11,529,427

		Healthcare - Services: 4.0%
205,540		UnitedHealth Group, Inc.	10,677,803
			10,677,803

		Internet: 3.6%
18,740	@, L	Google, Inc.	7,093,652
59,450	@	Monster Worldwide, Inc.	2,421,993
			9,515,645

		Lodging: 1.1%
56,060		Starwood Hotels & Resorts Worldwide, Inc.	2,985,756
			2,985,756

		Media: 2.7%
37,650	@	CBS Corp. - Class B	1,366,695
161,746		Walt Disney Co.	4,795,769
80,110	@, L	XM Satellite Radio Holdings, Inc.	1,038,226
			7,200,690

		Mining: 2.8%
146,270	@@	Cameco Corp.	5,989,757
71,970	@@	Cia Vale do Rio Doce ADR	1,543,037
			7,532,794

		Miscellaneous Manufacturing: 3.7%
79,620	L	Danaher Corp.	5,278,010
133,010		General Electric Co.	4,530,321
			9,808,331

		Oil & Gas: 0.5%
31,080	@@, L	Petro-Canada	1,327,738
			1,327,738

		Oil & Gas Services: 1.6%
130,710		Halliburton Co.	4,263,760
			4,263,760

		Pharmaceuticals: 11.7%
4,400		Abbott Laboratories	214,280
178,770	@@	AstraZeneca PLC ADR	11,645,078
106,560	@, @@, L	Elan Corp. PLC ADR	1,761,437
43,620	@, L	Gilead Sciences, Inc.	2,765,508
155,220	@@	Sanofi-Aventis ADR	6,977,139
374,990	L	Schering-Plough Corp.	7,856,041
			31,219,483

		Semiconductors: 3.0%
115,770		Linear Technology Corp.	3,937,338
227,010	@, @@, L	Marvell Technology Group Ltd.	3,974,945
			7,912,283

PORTFOLIO OF INVESTMENTS
ING LargeCap Growth Fund	as of August 31, 2006 (Unaudited) (continued)

Shares				Value

COMMON STOCK: 99.3% (continued)

		Software: 5.7%
196,640	@	Adobe Systems, Inc.		$6,379,002
176,290	@	Autodesk, Inc.		6,127,840
177,620	@	Oracle Corp.		2,779,753
				15,286,595

		Telecommunications: 8.3%
76,450	@@	America Movil SA de CV ADR		2,852,350
126,700	@, L	American Tower Corp.		4,543,462
357,050	@	Cisco Systems, Inc.		7,851,530
156,380		Motorola, Inc.		3,656,164
87,760		Qualcomm, Inc.		3,305,919
				22,209,425

		Transportation: 2.3%
86,110	L	United Parcel Service, Inc.		6,032,006
				6,032,006

		Total Common Stock
		(Cost $237,722,723)		264,289,920

Principal Amount				Value

SHORT-TERM INVESTMENTS: 17.4%

		U.S. Government Agency Obligation: 0.7%
$1,860,000		Federal Home Loan Bank, 4.750%, due 09/01/06		$1,859,755

		Total U.S. Government Agency Obligation
		(Cost $1,859,755)		1,859,755

		Securities Lending CollateralCC: 16.7%
44,376,105		The Bank of New York Institutional Cash Reserve Fund		44,376,105

		Total Securities Lending Collateral
		(Cost $44,376,105)		44,376,105

		Total Short-Term Investments
		(Cost $46,235,860)		46,235,860

		Total Investments in Securities
		(Cost $283,958,583)*	116.7%	$310,525,780
		Other Assets and Liabilities - Net	(16.7)	(44,414,415)
		Net Assets	100.0%	$266,111,365

	@	Non-income producing security
	@@	Foreign Issuer
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at August 31, 2006.
	*	Cost for federal income tax purposes is $286,401,547.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$33,949,690
		Gross Unrealized Depreciation	(9,825,457)
		Net Unrealized Appreciation	$24,124,233

PORTFOLIO OF INVESTMENTS
ING LargeCap Value Fund	as of August 31, 2006 (Unaudited)

Shares			Value

COMMON STOCK: 98.1%

		Agriculture: 1.8%
13,380		Altria Group, Inc.	$1,117,631
			1,117,631
		Auto Manufacturers: 8.6%
342,350		Ford Motor Co.	2,865,468
81,420		General Motors Corp.	2,375,836
			5,241,304
		Auto Parts & Equipment: 0.8%
330,390	@	Delphi Corp.	495,585
			495,585
		Banks: 3.6%
32,470		Fifth Third Bancorp.	1,277,370
47,420	@@	Popular, Inc.	903,351
			2,180,721
		Commercial Services: 1.6%
46,120		H&R Block, Inc.	969,904
			969,904
		Computers: 10.8%
78,480	@	Dell, Inc.	1,769,724
37,100		Electronic Data Systems Corp.	884,093
22,540		International Business Machines Corp.	1,825,064
14,560	@	Lexmark International, Inc.	816,379
122,581	@	Sun Microsystems, Inc.	611,679
128,760	@	Unisys Corp.	688,866
			6,595,805
		Diversified Financial Services: 3.0%
8,200		Citigroup, Inc.	404,670
31,240		JPMorgan Chase & Co.	1,426,418
			1,831,088
		Food: 11.0%
11,860		Kraft Foods, Inc.	402,173
45,890		Kroger Co.	1,092,641
67,410		Safeway, Inc.	2,084,991
116,373		Sara Lee Corp.	1,935,283
41,550		Supervalu, Inc.	1,186,668
			6,701,756
		Healthcare — Services: 1.8%
139,570	@	Tenet Healthcare Corp.	1,099,812
			1,099,812
		Home Furnishings: 1.1%
8,320		Whirlpool Corp.	673,171
			673,171

PORTFOLIO OF INVESTMENTS
ING LargeCap Value Fund	as of August 31, 2006 (Unaudited) (continued)

Shares			Value

COMMON STOCK: 98.1% (continued)

		Insurance: 4.4%
11,010		Loews Corp.	$423,665
56,240		Marsh & McLennan Cos., Inc.	1,471,238
16,740		Nationwide Financial Services	810,383
			2,705,286
		Media: 3.5%
37,480		Gannett Co., Inc.	2,130,738
			2,130,738
		Miscellaneous Manufacturing: 3.0%
85,880		Eastman Kodak Co.	1,826,668
			1,826,668
		Office/Business Equipment: 2.9%
120,500	@	Xerox Corp.	1,784,605
			1,784,605
		Pharmaceuticals: 14.3%
82,190		Bristol-Myers Squibb Co.	1,787,633
41,250		Merck & Co., Inc.	1,672,688
85,530		Pfizer, Inc.	2,357,207
92,820		Schering-Plough Corp.	1,944,579
19,170		Wyeth	933,579
			8,695,686
		Pipelines: 0.9%
36,210		El Paso Corp.	525,769
			525,769
		Semiconductors: 6.2%
131,130		Intel Corp.	2,562,280
71,670		Micron Technology, Inc.	1,238,458
			3,800,738
		Software: 2.9%
69,770		Microsoft Corp.	1,792,391
			1,792,391
		Telecommunications: 13.6%
46,200		AT&T, Inc.	1,438,206
46,760	@	Avaya, Inc.	488,642
36,930		BellSouth Corp.	1,503,790
1,057,200	@	Lucent Technologies, Inc.	2,463,276
67,950		Verizon Communications, Inc.	2,390,481
			8,284,395
		Toys/Games/Hobbies: 2.3%
73,190		Mattel, Inc.	1,378,900
			1,378,900
		Total Common Stock
		(Cost $57,340,405)	59,831,953

PORTFOLIO OF INVESTMENTS
ING LargeCap Value Fund	as of August 31, 2006 (Unaudited) (continued)

Principal Amount				Value

SHORT-TERM INVESTMENT: 1.3%

		U.S. Government Agency Obligation: 1.3%
$788,000		Federal Home Loan Bank, 4.750%, due 09/01/06		$787,896

		Total Short-Term Investment
		(Cost $787,896)		787,896

		Total Investments in Securities
		(Cost $58,128,301)*	99.4%	$60,619,849
		Other Assets and Liabilities - Net	0.6	388,667
		Net Assets	100.0%	$61,008,516

	@	Non-income producing security
	@@	Foreign Issuer
	*	Cost for federal income tax purposes is the same as for financial statement purposes.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$6,223,682
		Gross Unrealized Depreciation	(3,732,134)
		Net Unrealized Appreciation	$2,491,548

PORTFOLIO OF INVESTMENTS
ING MidCap Opportunities Fund	as of August 31, 2006 (Unaudited)

Shares			Value

COMMON STOCK: 97.9%

		Aerospace/Defense: 3.0%
151,400		Goodrich Corp.	$5,897,030
41,100		L-3 Communications Holdings, Inc.	3,098,529
			8,995,559
		Apparel: 4.6%
261,200	@	Coach, Inc.	7,885,628
121,700	@, @@, L	Gildan Activewear, Inc.	6,080,132
			13,965,760
		Banks: 1.7%
63,415		Zions Bancorp.	5,009,151
			5,009,151
		Chemicals: 2.1%
139,500		Ecolab, Inc.	6,218,910
			6,218,910
		Commercial Services: 3.0%
43,300		Corporate Executive Board Co.	3,794,812
126,400		Watson Wyatt Worldwide, Inc.	5,013,024
			8,807,836
		Computers: 1.1%
58,400	@	CACI International, Inc.	3,098,704
4,709	@, L	Micros Systems, Inc.	225,373
			3,324,077
		Distribution/Wholesale: 0.8%
38,100	@	Wesco International, Inc.	2,228,850
			2,228,850
		Diversified Financial Services: 1.6%
60,200	@	E*Trade Financial Corp.	1,420,118
73,500	@	Investment Technology Group, Inc.	3,396,435
			4,816,553
		Electrical Components & Equipment: 1.5%
101,200		Ametek, Inc.	4,339,456
			4,339,456
		Electronics: 2.4%
159,500	@, L	Dolby Laboratories, Inc.	3,459,555
67,000	@, L	Itron, Inc.	3,750,660
			7,210,215
		Energy - Alternate Sources: 0.6%
116,400	@, L	KFX, Inc.	1,864,728
			1,864,728
		Engineering & Construction: 2.3%
140,400	@	McDermott International, Inc.	6,767,280
			6,767,280

PORTFOLIO OF INVESTMENTS
ING MidCap Opportunities Fund	as of August 31, 2006 (Unaudited) (continued)

Shares			Value

COMMON STOCK: 97.9% (continued)

		Entertainment: 2.4%
183,500		International Game Technology	$7,097,780
			7,097,780
		Exchange Traded Fund: 2.2%
67,670	L	iShares Russell Midcap Growth Index Fund	6,397,522
			6,397,522
		Food: 1.0%
108,200		Supervalu, Inc.	3,090,192
			3,090,192
		Healthcare - Products: 8.0%
42,700		CR Bard, Inc.	3,210,186
143,600	@	Gen-Probe, Inc.	6,980,396
148,000	@, L	Hologic, Inc.	6,390,640
46,400	@, L	Kyphon, Inc.	1,680,144
284,800	@, L	PSS World Medical, Inc.	5,525,120
			23,786,486
		Healthcare - Services: 6.2%
83,800	@	Community Health Systems, Inc.	3,248,088
72,620	@	Coventry Health Care, Inc.	3,938,909
71,400	@	Laboratory Corp. of America Holdings	4,885,188
83,100	@	Lincare Holdings, Inc.	3,077,193
51,800		Quest Diagnostics	3,329,704
			18,479,082
		Home Furnishings: 0.8%
29,400		Harman International Industries, Inc.	2,384,928
			2,384,928
		Insurance: 3.7%
35,300		AMBAC Financial Group, Inc.	3,056,627
55,800		Loews Corp.	3,195,108
93,600	@, L	ProAssurance Corp.	4,708,080
			10,959,815
		Internet: 3.5%
97,000	@, L	Akamai Technologies, Inc.	3,802,400
261,600	@, L	aQuantive, Inc.	6,487,680
			10,290,080
		Miscellaneous Manufacturing: 4.8%
27,100	@	Cooper Industries Ltd.	2,218,948
90,600		ITT Corp.	4,434,870
162,600	L	Roper Industries, Inc.	7,541,388
			14,195,206
		Oil & Gas: 2.5%
65,900	@	Newfield Exploration Co.	2,849,516
91,200		Rowan Cos., Inc.	3,119,040
41,300	@, L	Southwestern Energy Co.	1,418,655
			7,387,211
		Oil & Gas Services: 6.4%
143,800	@	Cameron International Corp.	6,889,458
58,300	@, L	National Oilwell Varco, Inc.	3,806,990
65,100	L	Smith International, Inc.	2,732,247
95,200	@, L	Veritas DGC, Inc.	5,671,064
			19,099,759

PORTFOLIO OF INVESTMENTS
ING MidCap Opportunities Fund	as of August 31, 2006 (Unaudited) (continued)

Shares			Value

COMMON STOCK: 97.9% (continued)

		Pharmaceuticals: 4.6%
73,000		Allergan, Inc.	$8,362,879
141,900	@	Hospira, Inc.	5,197,797
			13,560,676

		Retail: 7.3%
72,900		Abercrombie & Fitch Co.	4,704,237
80,700	@, L	Childrens Place Retail Stores, Inc.	4,678,179
128,200		Circuit City Stores, Inc.	3,026,802
130,105	@	Office Depot, Inc.	4,793,068
49,800	@, L	Panera Bread Co.	2,584,620
38,900	@, L	Pantry, Inc.	1,822,854
			21,609,760

		Semiconductors: 7.0%
194,300	@, @@	ASML Holding NV	4,286,258
200,500	L	Linear Technology Corp.	6,819,005
263,100		National Semiconductor Corp.	6,390,699
147,300		Xilinx, Inc.	3,368,751
			20,864,713

		Software: 8.8%
151,900	@	Adobe Systems, Inc.	4,927,636
85,600	@	Ansys, Inc.	4,000,944
218,200	@	Citrix Systems, Inc.	6,694,376
78,400	@	Dun & Bradstreet Corp.	5,512,304
99,800	@, L	Electronic Arts, Inc.	5,086,806
			26,222,066

		Telecommunications: 4.0%
251,900	@	Arris Group, Inc.	2,886,774
90,000	@, L	NII Holdings, Inc.	4,801,500
179,900	@, L	Polycom, Inc.	4,279,821
			11,968,095

		Total Common Stock
		(Cost $272,207,690)	290,941,746

Principal Amount		Value

SHORT-TERM INVESTMENTS: 23.3%

	Repurchase Agreement: 1.3%
$3,733,000	Goldman Sachs Repurchase Agreement dated 08/31/06, 5.260%, due 09/01/06, $3,733,545 to be received upon repurchase (Collateralized by $2,835,000 U.S. Treasury Bond, 8.000%, Market Value plus accrued interest $3,808,973, due 11/15/21).	$3,733,000

	Total Repurchase Agreement
	(Cost $3,733,000)	3,733,000

	Securities Lending CollateralCC: 22.0%
47,612,060	The Bank of New York Institutional Cash Reserve Fund	47,612,060

	Total Securities Lending Collateral
	(Cost $47,612,060)	47,612,060

	Total Short-Term Investments
	(Cost $51,345,060)	51,345,060

		PORTFOLIO OF INVESTMENTS
ING MidCap Opportunities Fund		as of August 31, 2006 (Unaudited) (continued)

Principal Amount			Value

SHORT-TERM INVESTMENTS: 23.3% (continued)

	Total Investments in Securities
	(Cost $323,552,750)*	115.2%	$342,286,806
	Other Assets and Liabilities - Net	(15.2)	(45,275,298)
	Net Assets	100.0%	$297,011,508

@	Non-income producing security
@@	Foreign Issuer
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at August 31, 2006.
*	Cost for federal income tax purposes is $323,585,145.
Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$26,020,137
Gross Unrealized Depreciation	(7,318,476)
Net Unrealized Appreciation	$18,701,661

			PORTFOLIO OF INVESTMENTS
ING MidCap Value Choice Fund			as of August 31, 2006 (Unaudited)

Shares			Value

COMMON STOCK: 65.4%

		Aerospace/Defense: 0.3%
16,000	@	Orbital Sciences Corp.	$289,440
			289,440
		Agriculture: 0.0%
600		Archer-Daniels-Midland Co.	24,702
			24,702
		Chemicals: 2.5%
24,600		Aceto Corp.	173,430
119,800	@, L	Mosaic Co.	1,945,552
26,600		Sensient Technologies Corp.	535,192
			2,654,174
		Commercial Services: 0.8%
14,300	@@	Toppan Printing Co., Ltd. ADR	809,583
			809,583
		Cosmetics/Personal Care: 1.3%
5,200	@@	Kao Corp. ADR	1,387,731
			1,387,731
		Distribution/Wholesale: 1.7%
15,400		CDW Corp.	897,820
25,400	@	Tech Data Corp.	886,206
			1,784,026
		Diversified Financial Services: 0.7%
31,800	@@	Acom Co., Ltd. ADR	355,864
16,000	@@	Promise Co., Ltd. ADR	358,102
			713,966
		Electric: 9.9%
18,700		Alliant Energy Corp.	684,233
15,000		Ameren Corp.	803,250
19,100		American Electric Power Co., Inc.	696,768
32,300	L	DTE Energy Co.	1,348,202
24,500	@@	Energias de Portugal SA ADR	984,165
24,600		Idacorp, Inc.	945,132
6,300	@@	Korea Electric Power Corp. ADR	122,346
23,400	@, L	NRG Energy, Inc.	1,184,976
61,600		PNM Resources, Inc.	1,766,072
1,100		Progress Energy, Inc.	48,763
79,900		Puget Energy, Inc.	1,808,137
			10,392,044
		Electronics: 1.8%
6,600	@@, L	Kyocera Corp. ADR	569,250
12,900	@	OSI Systems, Inc.	254,001
51,400	@@, #	Samsung SDI Co., Ltd. GDR	1,063,816
			1,887,067

			PORTFOLIO OF INVESTMENTS
ING MidCap Value Choice Fund			as of August 31, 2006 (Unaudited) (continued)

Shares			Value

COMMON STOCK: 65.4% (continued)

		Engineering & Construction: 0.9%
35,800	@, L	Shaw Group, Inc.	$900,728
			900,728
		Environmental Control: 1.3%
135,700	@, L	Allied Waste Industries, Inc.	1,403,138
			1,403,138
		Food: 8.8%
21,500	@@	Industrias Bachoco SA de CV ADR	433,870
27,200		Kroger Co.	647,632
77,400		Sara Lee Corp.	1,287,162
35,300	@	Smithfield Foods, Inc.	1,060,059
65,611		Supervalu, Inc.	1,873,850
264,900		Tyson Foods, Inc.	3,901,977
			9,204,550
		Forest Products & Paper: 3.8%
40,700		Bowater, Inc.	925,111
61,300	@, L	Buckeye Technologies, Inc.	498,369
184,200	@, @@, L	Domtar, Inc.	1,177,038
101,200		Wausau Paper Corp.	1,377,332
			3,977,850
		Healthcare - Services: 1.0%
50,200	@	Apria Healthcare Group, Inc.	1,023,578
			1,023,578
		Home Builders: 0.5%
29,400	L	Levitt Corp.	363,678
11,100	@@, L	Sekisui House Ltd. ADR	164,865
			528,543
		Insurance: 0.5%
4,200		AON Corp.	145,194
10,400	@	CNA Financial Corp.	360,568
			505,762
		Machinery - Diversified: 5.1%
158,700	@	AGCO Corp.	3,943,695
2,700		Alamo Group, Inc.	61,425
3,800	@@, L	CNH Global NV	83,562
15,700		Lindsay Manufacturing Co.	447,764
700	@@	Metso Oyj ADR	26,096
37,600	@, L	Tecumseh Products Co.	558,360
6,800		Tennant Co.	184,008
			5,304,910
		Media: 1.6%
54,900	@, L	Scholastic Corp.	1,650,294
			1,650,294
		Mining: 14.5%
13,900	@@	Alumina Ltd. ADR	269,382
44,750	@@	Anglogold Ashanti Ltd. ADR	2,064,318
196,900	@, @@, L	Apex Silver Mines Ltd.	3,282,323
12,200	@, @@	Banro Corp.	109,800
77,495	@@	Barrick Gold Corp.	2,594,533
351,000	@, @@, L	Bema Gold Corp.	1,891,890
64,100	@, @@, L	Crystallex International Corp.	178,198
79,600	@@, L	Eldorado Gold Corp.	393,224
84,700	@, @@	Entree Gold, Inc.	97,405
14,400	@, @@	Gammon Lake Resources, Inc.	185,328

			PORTFOLIO OF INVESTMENTS
ING MidCap Value Choice Fund			as of August 31, 2006 (Unaudited) (continued)

Shares			Value

COMMON STOCK: 65.4% (continued)

5,800	@@, L	Impala Platinum Holdings Ltd. ADR	$267,960
215,500	@, @@	Ivanhoe Mines Ltd.	1,351,185
46,400	@@, L	Lihir Gold Ltd. ADR	2,153,424
47,800	@, @@	Orezone Resources, Inc.	75,046
115,600	@, @@	RIO Narcea Gold Mines Ltd.	286,687
			15,200,703
		Oil & Gas: 0.1%
2,500	@@	Nexen, Inc.	145,950
			145,950
		Oil & Gas Services: 1.6%
29,400	@@	Technip SA ADR	1,698,732
			1,698,732
		Real Estate Investment Trust: 0.4%
55,500	L	MFA Mortgage Investments, Inc.	390,165
			390,165
		Telecommunications: 0.9%
40,500	@@	KT Corp. ADR	895,050
			895,050
		Transportation: 4.5%
83,600		CSX Corp.	2,526,392
34,100	@	Genco Shipping & Trading Ltd.	747,813
59,500	@@	Navios Maritime Holdings, Inc.	288,575
16,000	@@, L	Stolt-Nielsen SA ADR	390,560
7,769	@@, L	TNT NV ADR	292,347
5,700		Union Pacific Corp.	457,995
			4,703,682
		Water: 0.9%
33,500	@@, L	Cia de Saneamento Basico do Estado de Sao Paulo ADR	909,860
			909,860
		Total Common Stock
		(Cost $60,419,353)	68,386,228

Principal Amount			Value

CONVERTIBLE BONDS: 12.7%

		Aerospace/Defense: 2.0%
$2,185,000	C, L	EDO Corp., 4.000%, due 11/15/25	$2,133,106
			2,133,106
		Airlines: 1.6%
1,820,000	C, L	JetBlue Airways Corp., 3.500%, due 07/15/33	1,653,925
			1,653,925
		Computers: 0.2%
290,000	C, L	Quantum Corp., 4.375%, due 08/01/10	253,025
			253,025
		Electrical Components & Equipment: 1.8%
2,639,100	C	GrafTech International Ltd., 1.625%, due 01/15/24	1,933,141
			1,933,141
		Electronics: 0.9%
172,000	C	FEI Co., 5.500%, due 08/15/08	172,430

			PORTFOLIO OF INVESTMENTS
ING MidCap Value Choice Fund			as of August 31, 2006 (Unaudited) (continued)

Principal Amount				Value

CONVERTIBLE BONDS: 12.7% (continued)

750,000	C		SCI Systems, Inc., 3.000%, due 03/15/07	$738,750
				911,180
			Environmental Control: 0.7%
856,000	C		Allied Waste North America, Inc., 4.250%, due 04/15/34	778,960
				778,960
			Media: 2.0%
2,022,000	C		EchoStar Communications Corp., 5.750%, due 05/15/08	2,032,110
				2,032,110
			Mining: 1.1%
379,000	@@, C, L		Apex Silver Mines Ltd., 2.875%, due 03/15/24	311,728
809,000	C		Coeur d’Alene Mines Corp., 1.250%, due 01/15/24	801,921
				1,113,649
			Semiconductors: 1.9%
655,000	C, L		Axcelis Technologies, Inc., 4.250%, due 01/15/07	651,725
845,000			Credence Systems Corp., 1.500%, due 05/15/08	752,050
180,000	C		International Rectifier Corp., 4.250%, due 07/15/07	178,425
356,000	C		Triquint Semiconductor, Inc., 4.000%, due 03/01/07	353,330
				1,935,530
			Telecommunications: 0.5%
617,000	C, L		Adaptec, Inc., 0.750%, due 12/22/23	545,274
				545,274
			Total Convertible Bonds
			(Cost $13,143,472)	13,289,900

			Total Long-Term Investments
			(Cost $73,562,825)	81,676,128

SHORT-TERM INVESTMENTS:31.2%

			U.S. Government Agency Obligation 17.5%
18,296,000			Federal Home Loan Bank, 4.750%, due 09/01/06	18,293,586

			Total U.S. Government Agency Obligation
			(Cost $18,293,586)	18,293,586

			Securities Lending CollateralCC: 19.4%
14,370,244			The Bank of New York Institutional Cash Reserve Fund	14,370,244

			Total Securities Lending Collateral
			(Cost $14,370,244)	14,370,244

			Total Short-Term Investments
			(Cost $32,663,830)	32,663,830

			Total Investments in Securities
		(Cost $106,226,655)*	109.3%	$114,339,958
		Other Assets and Liabilities - Net	(9.3)	(9,757,883)
		Net Assets	100.0%	$104,582,075

@	Non-income producing security
@@	Foreign Issuer
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

C	Bond may be called prior to maturity date.

PORTFOLIO OF INVESTMENTS
ING MidCap Value Choice Fund	as of August 31, 2006 (Unaudited) (continued)

cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at August 31, 2006.
*	Cost for federal income tax purposes is $106,265,782.
Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$8,775,831
Gross Unrealized Depreciation	(701,655)
Net Unrealized Appreciation	$8,074,176

PORTFOLIO OF INVESTMENTS
ING MidCap Value Fund	as of August 31, 2006 (Unaudited)

Shares			Value

COMMON STOCK: 99.5%

		Auto Parts & Equipment: 19.4%
99,060		American Axle & Manufacturing Holdings, Inc.	$1,653,311
196,910		ArvinMeritor, Inc.	2,924,114
133,700	L	Cooper Tire & Rubber Co.	1,314,271
381,310	L	Dana Corp.	659,666
1,010,570	@	Delphi Corp.	1,515,855
276,730	@, L	Goodyear Tire & Rubber Co.	3,763,528
119,460		Lear Corp.	2,429,816
284,915	@, L	Visteon Corp.	2,441,722
			16,702,283
		Banks: 3.6%
75,300	@@	Popular, Inc.	1,434,465
337,900	@@	W Holding Co., Inc.	1,706,395
			3,140,860
		Chemicals: 8.9%
372,160	L	Chemtura Corp.	3,234,070
147,430	@, L	Huntsman Corp.	2,662,586
89,210		Sensient Technologies Corp.	1,794,905
			7,691,561
		Commercial Services: 1.9%
90,940		Deluxe Corp.	1,629,645
			1,629,645
		Computers: 10.7%
164,487	@	BISYS Group, Inc.	1,692,571
705,400	@, L	Gateway, Inc.	1,410,800
33,800	@	Lexmark International, Inc.	1,895,166
33,980	@	Synopsys, Inc.	644,261
676,150	@	Unisys Corp.	3,617,403
			9,260,201
		Electronics: 9.1%
219,680	@	Kemet Corp.	1,807,966
774,810	@	Sanmina-SCI Corp.	2,626,606
1,081,072	@	Solectron Corp.	3,394,566
			7,829,138
		Food: 11.2%
170,530		Del Monte Foods Co.	1,892,883
91,741		Pilgrim’s Pride Corp.	2,234,811
59,980	L	Safeway, Inc.	1,855,181
48,173		Supervalu, Inc.	1,375,821
153,400		Tyson Foods, Inc.	2,259,582
			9,618,278
		Healthcare - Services: 5.0%
549,240	@, L	Tenet Healthcare Corp.	4,328,011
			4,328,011

PORTFOLIO OF INVESTMENTS
ING MidCap Value Fund	as of August 31, 2006 (Unaudited) (continued)

Shares			Value

COMMON STOCK: 99.5% (continued)

		Home Furnishings: 1.3%
13,904		Whirlpool Corp.	$1,124,973
			1,124,973
		Household Products/Wares: 3.2%
112,270	L	American Greetings Corp.	2,752,860
			2,752,860
		Insurance: 1.1%
63,070		Phoenix Cos., Inc.	930,913
			930,913
		Machinery - Diversified: 2.7%
83,220		Briggs & Stratton Corp.	2,342,643
			2,342,643
		Media: 4.7%
56,730		McClatchy Co.	2,301,536
78,140		New York Times Co.	1,759,713
			4,061,249
		Office/Business Equipment: 1.2%
71,770		IKON Office Solutions, Inc.	1,022,723
			1,022,723
		Pipelines: 1.5%
205,540	@	Dynegy, Inc.	1,274,348
			1,274,348
		Semiconductors: 4.7%
172,299	@	Agere Systems, Inc.	2,625,837
80,743		Micron Technology, Inc.	1,395,239
			4,021,076
		Telecommunications: 9.3%
488,610	@, L	3Com Corp.	2,164,542
460,580	@	Cincinnati Bell, Inc.	2,325,929
434,090	@, L	Utstarcom, Inc.	3,563,879
			8,054,350
		Total Common Stock
		(Cost $105,291,930)	85,785,112

WARRANTS: 0.2%

		Electric: 0.2%
14,097	L	Mirant Corp.	164,371

		Total Warrants
		(Cost $502,410)	164,371

		Total Long-Term Investments
		(Cost $105,794,340)	85,949,483

Principal Amount			Value

SHORT-TERM INVESTMENTS: 26.1%

		U.S. Government Agency Obligation: 0.3%
$257,000		Federal Home Loan Bank, 4.750%, due 09/01/06	256,966

		Total U.S. Government Agency Obligation
		(Cost $256,966)	256,966

		PORTFOLIO OF INVESTMENTS
ING MidCap Value Fund		as of August 31, 2006 (Unaudited) (continued)

Principal Amount			Value

SHORT-TERM INVESTMENTS: 26.1% (continued)

	Securities Lending CollateralCC: 31.3%
22,263,575	The Bank of New York Institutional Cash Reserve Fund		$22,263,575

	Total Securities Lending Collateral
	(Cost $22,263,575)		22,263,575

	Total Short-Term Investments
	(Cost $22,520,541)		22,520,541

	Total Investments in Securities
	(Cost $128,314,881)*	125.8%	$108,470,024
	Other Assets and Liabilities - Net	(25.8)	(22,251,418)
	Net Assets	100.0%	$86,218,606

@	Non-income producing security
@@	Foreign Issuer
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at August 31, 2006.
*	Cost for federal income tax purposes is the same as for financial statement purposes.
Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$5,124,171
Gross Unrealized Depreciation	(24,969,028)
Net Unrealized Depreciation	$(19,844,857)

PORTFOLIO OF INVESTMENTS
ING Opportunistic LargeCap Fund	as of August 31, 2006 (Unaudited)

Shares			Value

COMMON STOCK: 97.6%

		Aerospace/Defense: 9.6%
1,800		Boeing Co.	$134,820
1,400		General Dynamics Corp.	94,570
1,500		Lockheed Martin Corp.	123,900
2,900		Raytheon Co.	136,909
			490,199
		Agriculture: 1.4%
1,800		Archer-Daniels-Midland Co.	74,106
			74,106
		Airlines: 1.4%
2,879	@	Continental Airlines, Inc.	72,234
			72,234
		Apparel: 0.5%
600	@	Guess?, Inc.	24,480
			24,480
		Banks: 1.8%
2,900		US Bancorp.	93,003
			93,003
		Chemicals: 0.7%
2,022		Celanese Corp.	37,387
			37,387
		Commercial Services: 2.9%
400		Corporate Executive Board Co.	35,056
1,300		Equifax, Inc.	41,327
1,400		McKesson Corp.	71,120
			147,503
		Computers: 2.7%
2,400		Hewlett-Packard Co.	87,744
600		International Business Machines Corp.	48,582
			136,326
		Diversified Financial Services: 1.2%
3,700		Charles Schwab Corp.	60,347
			60,347
		Electric: 3.7%
1,300		TXU Corp.	86,073
4,900		Xcel Energy, Inc.	101,920
			187,993
		Engineering & Construction: 1.6%
1,700	@	McDermott International, Inc.	81,940
			81,940
		Food: 5.2%
3,100		Campbell Soup Co.	116,467

PORTFOLIO OF INVESTMENTS
ING Opportunistic LargeCap Fund	as of August 31, 2006 (Unaudited) (continued)

Shares			Value

COMMON STOCK: 97.6% (continued)

2,600		General Mills, Inc.	$140,998
			257,465
		Insurance: 14.0%
1,600	@@	Axis Capital Holdings Ltd.	51,888
2,200		Chubb Corp.	110,352
1,100		Hartford Financial Services Group, Inc.	94,446
2,400		Metlife, Inc.	132,072
2,000		Prudential Financial, Inc.	146,820
1,600		Radian Group, Inc.	95,808
2,350		WR Berkley Corp.	82,250
			713,636
		Iron/Steel: 1.0%
1,000		Nucor Corp.	48,870
			48,870
		Machinery - Construction & Mining: 0.7%
800		Terex Corp.	35,144
			35,144
		Machinery - Diversified: 1.8%
800		Cummins, Inc.	91,856
			91,856
		Media: 2.3%
2,100		McGraw-Hill Cos., Inc.	117,411
			117,411
		Oil & Gas: 12.4%
1,600		Chevron Corp.	103,040
704		ConocoPhillips	44,655
1,800	@@	EnCana Corp.	94,932
1,600		ExxonMobil Corp.	108,272
4,200		Frontier Oil Corp.	137,340
1,000		Occidental Petroleum Corp.	50,990
1,600		Valero Energy Corp.	91,840
			631,069
		Pharmaceuticals: 9.1%
3,300		AmerisourceBergen Corp.	145,728
1,000	@@	AstraZeneca PLC ADR	65,140
1,500		Cardinal Health, Inc.	101,130
7,400	@	King Pharmaceuticals, Inc.	120,028
800		Merck & Co., Inc.	32,440
			464,466
		Retail: 13.3%
2,700		American Eagle Outfitters	104,301
1,400		Darden Restaurants, Inc.	49,560
1,800		JC Penney Co., Inc.	113,472
2,000	@	Kohl’s Corp.	125,020
4,800		Limited Brands, Inc.	123,504
3,300		McDonald’s Corp.	118,470
1,100		Nordstrom, Inc.	41,085
			675,412
		Software: 8.1%
6,800	@	BEA Systems, Inc.	93,364
5,300	@	BMC Software, Inc.	141,086
3,800	@	Intuit, Inc.	114,836
4,100	@	Oracle Corp.	64,165
			413,451

PORTFOLIO OF INVESTMENTS
ING Opportunistic LargeCap Fund	as of August 31, 2006 (Unaudited) (continued)

Shares				Value

COMMON STOCK: 97.6% (continued)

		Telecommunications: 2.4%
1,300		CenturyTel, Inc.		$51,766
3,100	@	Cisco Systems, Inc.		68,169
				119,935
		Total Long-Term Investments
		(Cost $4,696,388)		4,974,233

Principal Amount				Value

SHORT-TERM INVESTMENT: 0.6%

		Repurchase Agreement: 0.6%
$31,000		Morgan Stanley Repurchase Agreement dated 8/31/06, 5.249%, due 9/01/06, $31,005 to be received upon repurchase (Collateralized by $30,000 Federal Home Loan Bank, 5.300%, Market Value plus accrued interest $30,494, due 4/30/08 and $10,000 Federal National Mortgage Association, Discount Note, Market Value $2,934, due 05/15/30).		$31,000

		Total Short-Term Investment
		(Cost $31,000)		31,000

		Total Investments in Securities
		(Cost $4,727,388)*	98.2%	$5,005,233
		Other Assets and Liabilities - Net	1.8	91,074
		Net Assets	100.0%	$5,096,307

@	Non-income producing security
@@	Foreign Issuer
ADR	American Depositary Receipt
*	Cost for federal income tax purposes is $4,727,402.
	Net unrealized appreciation consists of:

	Gross Unrealized Appreciation	$350,431
	Gross Unrealized Depreciation	(72,600)
	Net Unrealized Appreciation	$277,831

			PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund			as of August 31, 2006 (Unaudited)

Shares			Value

COMMON STOCK: 20.1%

		Advertising: 0.0%
700		Omnicom Group	$61,194
			61,194
		Aerospace/Defense: 0.5%
2,870		Boeing Co.	214,963
1,700		General Dynamics Corp.	114,835
300		Goodrich Corp.	11,685
50		L-3 Communications Holdings, Inc.	3,770
1,500		Lockheed Martin Corp.	123,900
835		Northrop Grumman Corp.	55,786
1,583		Raytheon Co.	74,733
360		Rockwell Collins, Inc.	18,875
2,500		United Technologies Corp.	156,775
			775,322
		Agriculture: 0.4%
4,940		Altria Group, Inc.	412,638
1,590		Archer-Daniels-Midland Co.	65,460
1,500		Monsanto Co.	71,160
500		Reynolds American, Inc.	32,535
400		UST, Inc.	21,144
			602,937
		Airlines: 0.0%
2,800		Southwest Airlines Co.	48,496
			48,496
		Apparel: 0.1%
1,740	@	Coach, Inc.	52,531
250		Jones Apparel Group, Inc.	7,825
340		Liz Claiborne, Inc.	12,706
410		Nike, Inc.	33,112
220		VF Corp.	15,376
			121,550
		Auto Manufacturers: 0.1%
4,530		Ford Motor Co.	37,916
1,400		General Motors Corp.	40,852
300	@	Navistar International Corp.	6,882
600		Paccar, Inc.	32,802
			118,452
		Auto Parts & Equipment: 0.0%
830	@	Goodyear Tire & Rubber Co.	11,288
430		Johnson Controls, Inc.	30,930
			42,218
		Banks: 1.3%
1,090		AmSouth Bancorp.	31,229
10,971		Bank of America Corp.	564,677
2,000		Bank of New York Co., Inc.	67,500
1,322		BB&T Corp.	56,582
400		Comerica, Inc.	22,900
250		Compass Bancshares, Inc.	14,500
1,300		Fifth Third Bancorp.	51,142

			PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund			as of August 31, 2006 (Unaudited) (continued)

Shares			Value

COMMON STOCK: 20.1% (continued)

180		First Horizon National Corp.	$6,872
580		Huntington Bancshares, Inc.	13,874
980		Keycorp	36,054
150		M&T Bank Corp.	18,369
650		Marshall & Ilsley Corp.	30,310
1,050		Mellon Financial Corp.	39,092
1,730		National City Corp.	59,823
1,100		North Fork Bancorp., Inc.	30,184
450		Northern Trust Corp.	25,196
690		PNC Financial Services Group, Inc.	48,845
1,200		Regions Financial Corp.	43,188
840		State Street Corp.	51,912
920		SunTrust Banks, Inc.	70,288
785		Synovus Financial Corp.	22,828
5,880		US Bancorp.	188,572
3,889		Wachovia Corp.	212,456
8,100		Wells Fargo & Co.	281,475
40		Zions Bancorp.	3,160
			1,991,028
		Beverages: 0.5%
1,990		Anheuser-Busch Cos., Inc.	98,266
180		Brown-Forman Corp.	13,856
6,770		Coca-Cola Co.	303,364
900		Coca-Cola Enterprises, Inc.	20,070
400	@	Constellation Brands, Inc.	10,916
470		Pepsi Bottling Group, Inc.	16,455
5,380		PepsiCo, Inc.	351,206
			814,133
		Biotechnology: 0.2%
2,862	@	Amgen, Inc.	194,416
900	@	Biogen Idec, Inc.	39,726
600	@	Genzyme Corp.	39,738
200	@	Millipore Corp.	12,836
			286,716
		Building Materials: 0.0%
360		American Standard Cos., Inc.	15,037
1,050		Masco Corp.	28,781
250		Vulcan Materials Co.	19,653
			63,471
		Chemicals: 0.3%
550		Air Products & Chemicals, Inc.	36,460
200		Ashland, Inc.	12,628
2,350		Dow Chemical Co.	89,606
2,300		EI DuPont de Nemours & Co.	91,931
340		International Flavors & Fragrances, Inc.	13,522
730		PPG Industries, Inc.	46,253
920		Praxair, Inc.	52,817
590		Rohm & Haas Co.	26,019
300		Sherwin-Williams Co.	15,492
200		Sigma-Aldrich Corp.	14,526
			399,254
		Commercial Services: 0.2%
300	@	Apollo Group, Inc.	15,063
590		Equifax, Inc.	18,756
1,060		H&R Block, Inc.	22,292
1,380		McKesson Corp.	70,104
600		Moody’s Corp.	36,708

			PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund			as of August 31, 2006 (Unaudited) (continued)

Shares			Value

COMMON STOCK: 20.1% (continued)

850		Paychex, Inc.	$30,524
430		Robert Half International, Inc.	13,304
700		RR Donnelley & Sons Co.	22,694
			229,445
		Computers: 0.9%
300	@	Affiliated Computer Services, Inc.	15,402
1,980	@	Apple Computer, Inc.	134,343
450	@	Computer Sciences Corp.	21,321
5,840	@	Dell, Inc.	131,692
1,300		Electronic Data Systems Corp.	30,979
6,000	@	EMC Corp.	69,900
11,467		Hewlett-Packard Co.	419,234
5,070		International Business Machines Corp.	410,518
320	@	Lexmark International, Inc.	17,942
500	@	NCR Corp.	17,395
880	@	Network Appliance, Inc.	30,131
400	@	Sandisk Corp.	23,568
8,400	@	Sun Microsystems, Inc.	41,916
1,000	@	Unisys Corp.	5,350
			1,369,691
		Cosmetics/Personal Care: 0.5%
5		Alberto-Culver Co.	246
1,100		Avon Products, Inc.	31,581
1,300		Colgate-Palmolive Co.	77,818
300		Estee Lauder Cos., Inc.	11,058
10,811		Procter & Gamble Co.	669,201
			789,904
		Distribution/Wholesale: 0.0%
136		Genuine Parts Co.	5,621
300		WW Grainger, Inc.	20,040
			25,661
		Diversified Financial Services: 1.8%
3,030		American Express Co.	159,196
666		Ameriprise Financial, Inc.	30,456
500		Bear Stearns Cos., Inc.	65,175
690		Capital One Financial Corp.	50,439
2,500		Charles Schwab Corp.	40,775
90		Chicago Mercantile Exchange Holdings, Inc.	39,600
700		CIT Group, Inc.	31,542
12,050		Citigroup, Inc.	594,668
1,440		Countrywide Financial Corp.	48,672
900	@	E*Trade Financial Corp.	21,231
2,410		Fannie Mae	126,887
250		Federated Investors, Inc.	8,370
450		Franklin Resources, Inc.	44,285
1,700		Freddie Mac	108,120
1,800		Goldman Sachs Group, Inc.	267,570
500		Janus Capital Group, Inc.	8,890
8,400		JPMorgan Chase & Co.	383,544
100		Legg Mason, Inc.	9,126
2,180		Lehman Brothers Holdings, Inc.	139,106
2,310		Merrill Lynch & Co., Inc.	169,854
4,440		Morgan Stanley	292,108
1,010		SLM Corp.	49,015
500		T. Rowe Price Group, Inc.	22,030
			2,710,659

			PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund			as of August 31, 2006 (Unaudited) (continued)

Shares			Value

COMMON STOCK: 20.1% (continued)

		Electric: 0.6%
1,700	@	AES Corp.	$36,108
400	@	Allegheny Energy, Inc.	16,696
1,180		American Electric Power Co., Inc.	43,046
900		Centerpoint Energy, Inc.	13,005
950	@	CMS Energy Corp.	13,908
150		Consolidated Edison, Inc.	6,930
450		Constellation Energy Group, Inc.	27,041
900		Dominion Resources, Inc.	71,901
400		DTE Energy Co.	16,696
3,236		Duke Energy Corp.	97,080
1,090		Edison International	47,568
200		Entergy Corp.	15,530
1,800		Exelon Corp.	109,764
1,200		FirstEnergy Corp.	68,472
1,000		FPL Group, Inc.	44,450
930		PG&E Corp	38,995
300		Pinnacle West Capital Corp.	13,782
960		PPL Corp.	33,571
650		Public Service Enterprise Group, Inc.	45,513
800		Southern Co.	27,416
1,680		TXU Corp.	111,233
1,300		Xcel Energy, Inc.	27,040
			925,745
		Electrical Components & Equipment: 0.1%
960		Emerson Electric Co.	78,864
300		Molex, Inc.	10,941
			89,805
		Electronics: 0.1%
1,050	@	Agilent Technologies, Inc.	33,768
630		Applera Corp. - Applied Biosystems Group	19,310
300	@	Fisher Scientific International, Inc.	23,469
480		Jabil Circuit, Inc.	12,878
550		PerkinElmer, Inc.	10,137
350	@	Thermo Electron Corp.	13,720
350	@	Waters Corp.	14,928
			128,210
		Entertainment: 0.0%
850		International Game Technology	32,878
			32,878
		Environmental Control: 0.0%
1,390		Waste Management, Inc.	47,649
			47,649
		Food: 0.3%
400		Campbell Soup Co.	15,028
1,350		ConAgra Foods, Inc.	32,130
300	@	Dean Foods Co.	11,886
1,100		General Mills, Inc.	59,653
970		HJ Heinz Co.	40,585
660		Kellogg Co.	33,462
1,700		Kroger Co.	40,477
400		McCormick & Co., Inc.	14,568
1,400		Safeway, Inc.	43,302
1,990		Sara Lee Corp.	33,094
793		Supervalu, Inc.	22,648
300		Whole Foods Market, Inc.	16,086
250		WM Wrigley Jr. Co.	11,605
			374,524

			PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund			as of August 31, 2006 (Unaudited) (continued)

Shares			Value

COMMON STOCK: 20.1% (continued)

		Forest Products & Paper: 0.1%
1,200		International Paper Co.	$41,724
450		Louisiana-Pacific Corp.	8,802
450		MeadWestvaco Corp.	11,498
100		Plum Creek Timber Co., Inc.	3,483
300		Temple-Inland, Inc.	13,356
200		Weyerhaeuser Co.	12,400
			91,263
		Gas: 0.0%
890		Sempra Energy	44,251
			44,251
		Hand/Machine Tools: 0.0%
210		Black & Decker Corp.	15,464
140		Snap-On, Inc.	6,118
310		Stanley Works	14,641
			36,223
		Healthcare - Products: 0.4%
1,600		Baxter International, Inc.	71,008
680		Becton Dickinson & Co.	47,396
600	@	Boston Scientific Corp.	10,464
340		CR Bard, Inc.	25,561
7,150		Johnson & Johnson	462,319
320		St. Jude Medical, Inc.	11,651
100		Stryker Corp.	4,803
600	@	Zimmer Holdings, Inc.	40,800
			674,002
		Healthcare - Services: 0.5%
2,340		Aetna, Inc.	87,212
535	@	Coventry Health Care, Inc.	29,018
750	@	Humana, Inc.	45,698
250	@	Laboratory Corp. of America Holdings	17,105
400		Quest Diagnostics	25,712
5,640		UnitedHealth Group, Inc.	292,998
2,560	@	WellPoint, Inc.	198,170
			695,913
		Home Furnishings: 0.0%
200		Harman International Industries, Inc.	16,224
100		Whirlpool Corp.	8,091
			24,315
		Household Products/Wares: 0.1%
300		Avery Dennison Corp.	18,582
370		Clorox Co.	22,130
130		Fortune Brands, Inc.	9,438
1,070		Kimberly-Clark Corp.	67,945
			118,095
		Housewares: 0.0%
850		Newell Rubbermaid, Inc.	22,942
			22,942
		Insurance: 1.0%
750	@@	ACE Ltd.	40,395
1,220		Aflac, Inc.	54,985
2,150		Allstate Corp.	124,571

			PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund			as of August 31, 2006 (Unaudited) (continued)

Shares			Value

COMMON STOCK: 20.1% (continued)

270		AMBAC Financial Group, Inc.	$23,379
6,300		American International Group, Inc.	402,066
900		AON Corp.	31,113
1,680		Chubb Corp.	84,269
390		Cigna Corp.	44,097
339		Cincinnati Financial Corp.	15,818
900		Genworth Financial, Inc.	30,987
700		Hartford Financial Services Group, Inc.	60,102
1,022		Lincoln National Corp.	62,035
1,000		Loews Corp.	38,480
270		MBIA, Inc.	16,640
3,110		Metlife, Inc.	171,143
250		MGIC Investment Corp.	14,468
620		Principal Financial Group	33,009
1,800		Progressive Corp.	44,262
1,160		Prudential Financial, Inc.	85,156
530		Safeco Corp.	30,586
1,690		St. Paul Travelers Cos., Inc.	74,191
280		Torchmark Corp.	17,419
900		UnumProvident Corp.	17,055
400	@@	XL Capital Ltd.	26,256
			1,542,482
		Internet: 0.2%
700	@	Amazon.com, Inc.	21,581
2,850	@	eBay, Inc.	79,401
500	@	Google, Inc.	189,265
250	@	Monster Worldwide, Inc.	10,185
2,611	@	Symantec Corp.	48,669
100	@	VeriSign, Inc.	2,024
			351,125
		Iron/Steel: 0.1%
200		Allegheny Technologies, Inc.	11,470
1,300		Nucor Corp.	63,531
300		United States Steel Corp.	17,451
			92,452
		Leisure Time: 0.1%
340		Brunswick Corp.	9,758
400		Carnival Corp.	16,760
700		Harley-Davidson, Inc.	40,957
400		Sabre Holdings Corp.	8,768
			76,243
		Lodging: 0.1%
1,030		Hilton Hotels Corp.	26,234
1,000		Marriott International, Inc.	37,660
550		Starwood Hotels & Resorts Worldwide, Inc.	29,293
200	@	Wyndham Worldwide Corp.	5,852
			99,039
		Machinery - Construction & Mining: 0.1%
1,600		Caterpillar, Inc.	106,160
			106,160
		Machinery - Diversified: 0.1%
100		Cummins, Inc.	11,482
600		Deere & Co.	46,860
410		Rockwell Automation, Inc.	23,116
			81,458

			PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund			as of August 31, 2006 (Unaudited) (continued)

Shares			Value

COMMON STOCK: 20.1% (continued)

		Media: 0.6%
3,205		CBS Corp. - Class B	$91,503
1,200		Clear Channel Communications, Inc.	34,848
5,200	@	Comcast Corp.	182,000
1,540		McGraw-Hill Cos., Inc.	86,101
120		Meredith Corp.	5,681
300		New York Times Co.	6,756
7,700		News Corp., Inc.	146,531
10,900		Time Warner, Inc.	181,158
200	@	Univision Communications, Inc.	6,912
2,005	@	Viacom, Inc. - Class B	72,782
5,370		Walt Disney Co.	159,221
			973,493
		Mining: 0.1%
2,100		Alcoa, Inc.	60,039
600		Freeport-McMoRan Copper & Gold, Inc.	34,926
1,100		Newmont Mining Corp.	56,375
540		Phelps Dodge Corp.	48,330
			199,670
		Miscellaneous Manufacturing: 0.9%
1,950		3M Co.	139,815
260	@	Cooper Industries Ltd.	21,289
700		Danaher Corp.	46,403
500		Dover Corp.	24,310
700		Eastman Kodak Co.	14,889
380		Eaton Corp.	25,270
25,180		General Electric Co.	857,631
2,720		Honeywell International, Inc.	105,318
900		Illinois Tool Works, Inc.	39,510
790	@@	Ingersoll-Rand Co.	30,036
400		ITT Corp.	19,580
400		Leggett & Platt, Inc.	9,220
250		Parker Hannifin Corp.	18,513
320		Textron, Inc.	26,835
2,000	@@	Tyco International Ltd.	52,300
			1,430,919
		Office/Business Equipment: 0.0%
520		Pitney Bowes, Inc.	22,667
2,240	@	Xerox Corp.	33,174
			55,841
		Oil & Gas: 2.0%
900		Anadarko Petroleum Corp.	42,219
744		Apache Corp.	48,568
400		Chesapeake Energy Corp.	12,628
6,652		Chevron Corp.	428,389
4,817		ConocoPhillips	305,542
1,040		Devon Energy Corp.	64,990
500		EOG Resources, Inc.	32,410
22,140		ExxonMobil Corp.	1,498,193
540		Hess Corp.	24,721
1,070		Marathon Oil Corp.	89,345
300		Murphy Oil Corp.	14,673
700	@, @@	Nabors Industries Ltd.	23,016
3,140		Occidental Petroleum Corp.	160,109
200		Rowan Cos., Inc.	6,840
300		Sunoco, Inc.	21,573
300	@	Transocean, Inc.	20,025
2,300		Valero Energy Corp.	132,020

			PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund			as of August 31, 2006 (Unaudited) (continued)

Shares			Value

COMMON STOCK: 20.1% (continued)

800		XTO Energy, Inc.	$36,616
			2,961,877
		Oil & Gas Services: 0.2%
300		Baker Hughes, Inc.	21,354
3,900		Halliburton Co.	127,218
200	@	National Oilwell Varco, Inc.	13,060
2,600		Schlumberger Ltd.	159,380
			321,012
		Packaging & Containers: 0.0%
340		Ball Corp.	13,716
500	@	Pactiv Corp.	13,365
250		Sealed Air Corp.	12,968
			40,049
		Pharmaceuticals: 1.1%
3,700		Abbott Laboratories	180,190
350		Allergan, Inc.	40,096
880		AmerisourceBergen Corp.	38,861
300	@	Barr Pharmaceuticals, Inc.	16,950
1,040		Cardinal Health, Inc.	70,117
1,120		Caremark Rx, Inc.	64,893
500	@	Express Scripts, Inc.	42,040
810	@	Forest Laboratories, Inc.	40,484
1,100	@	Gilead Sciences, Inc.	69,740
750	@	Hospira, Inc.	27,473
880	@	King Pharmaceuticals, Inc.	14,274
849	@	Medco Health Solutions, Inc.	53,801
7,100		Merck & Co., Inc.	287,905
500		Mylan Laboratories	10,160
17,934		Pfizer, Inc.	494,261
3,700		Schering-Plough Corp.	77,515
250	@	Watson Pharmaceuticals, Inc.	6,410
3,400		Wyeth	165,580
			1,700,750
		Pipelines: 0.0%
1,500		El Paso Corp.	21,780
300		Williams Cos., Inc.	7,389
			29,169
		Real Estate: 0.0%
250	@	Realogy Corp.	5,350
			5,350
		Real Estate Investment Trusts: 0.1%
250		Apartment Investment & Management Co.	12,810
900		Equity Office Properties Trust	33,381
500		Kimco Realty Corp.	20,775
100		Public Storage, Inc.	8,665
510		Simon Property Group, Inc.	43,243
			118,874
		Retail: 1.3%
450	@	Autonation, Inc.	8,744
200	@	Autozone, Inc.	18,060
900	@	Bed Bath & Beyond, Inc.	30,357
955		Best Buy Co., Inc.	44,885
550		Circuit City Stores, Inc.	12,986
1,500		Costco Wholesale Corp.	70,185
1,900		CVS Corp.	63,745

			PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund			as of August 31, 2006 (Unaudited) (continued)

Shares			Value

COMMON STOCK: 20.1% (continued)

500		Darden Restaurants, Inc.	$17,700
750		Dollar General Corp.	9,645
250		Family Dollar Stores, Inc.	6,393
1,838		Federated Department Stores, Inc.	69,807
1,970		Gap, Inc.	33,116
5,190		Home Depot, Inc.	177,965
900		JC Penney Co., Inc.	56,736
900	@	Kohl’s Corp.	56,259
1,430		Limited Brands, Inc.	36,794
3,940		Lowe’s Cos., Inc.	106,616
5,250		McDonald’s Corp.	188,475
700		Nordstrom, Inc.	26,145
980	@	Office Depot, Inc.	36,103
300	@	Sears Holding Corp.	43,233
3,040		Staples, Inc.	68,582
3,100	@	Starbucks Corp.	96,131
2,250		Target Corp.	108,878
200		Tiffany & Co.	6,320
1,430		TJX Cos., Inc.	38,253
5,970		Wal-Mart Stores, Inc.	266,978
3,300		Walgreen Co.	163,218
310		Wendy’s International, Inc.	19,809
770		Yum! Brands, Inc.	37,638
			1,919,756
		Savings & Loans: 0.1%
600		Golden West Financial Corp.	45,294
210		Sovereign Bancorp., Inc.	4,376
952		Washington Mutual, Inc.	39,879
			89,549
		Semiconductors: 0.5%
1,600	@	Advanced Micro Devices, Inc.	39,984
850	@	Altera Corp.	17,196
840		Analog Devices, Inc.	25,738
3,940		Applied Materials, Inc.	66,507
400	@	Broadcom Corp.	11,776
1,669	@	Freescale Semiconductor, Inc.	51,589
13,980		Intel Corp.	273,169
750		Linear Technology Corp.	25,508
900	@	LSI Logic Corp.	7,245
800		Maxim Integrated Products	23,280
3,000		Micron Technology, Inc.	51,840
1,450		National Semiconductor Corp.	35,221
900	@	Nvidia Corp.	26,199
500	@	QLogic Corp.	9,190
3,850		Texas Instruments, Inc.	125,472
900		Xilinx, Inc.	20,583
			810,497
		Software: 0.8%
1,320	@	Adobe Systems, Inc.	42,821
520	@	Autodesk, Inc.	18,075
1,420		Automatic Data Processing, Inc.	67,024
910	@	BMC Software, Inc.	24,224
1,241		CA, Inc.	29,250
400	@	Citrix Systems, Inc.	12,272
1,600	@	Compuware Corp.	12,160
750	@	Electronic Arts, Inc.	38,228
1,924		First Data Corp.	82,674
460	@	Fiserv, Inc.	20,318
550		IMS Health, Inc.	15,010

			PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund			as of August 31, 2006 (Unaudited) (continued)

Shares			Value

COMMON STOCK: 20.1% (continued)

900	@	Intuit, Inc.	$27,198
21,050		Microsoft Corp.	540,775
800	@	Novell, Inc.	5,336
12,710	@	Oracle Corp.	198,912
480	@	Parametric Technology Corp.	7,733
			1,142,010
		Telecommunications: 1.4%
400		Alltel Corp.	21,684
12,492		AT&T, Inc.	388,876
250	@	Avaya, Inc.	2,613
4,750		BellSouth Corp.	193,420
280		CenturyTel, Inc.	11,150
25,270	@	Cisco Systems, Inc.	555,687
900		Citizens Communications Co.	12,411
110	@	Comverse Technology, Inc.	2,299
3,750	@	Corning, Inc.	83,400
442		Embarq Corp.	20,840
8,310		Motorola, Inc.	194,288
3,900		Qualcomm, Inc.	146,913
7,853		Sprint Nextel Corp.	132,873
1,420	@	Tellabs, Inc.	14,470
7,240		Verizon Communications, Inc.	254,703
413		Windstream Corp.	5,452
			2,041,079
		Textiles: 0.0%
450		Cintas Corp.	16,664
			16,664
		Toys/Games/Hobbies: 0.0%
810		Hasbro, Inc.	16,443
950		Mattel, Inc.	17,898
			34,341
		Transportation: 0.3%
960		Burlington Northern Santa Fe Corp.	64,272
1,080		CSX Corp.	32,638
700		FedEx Corp.	70,721
1,550		Norfolk Southern Corp.	66,232
250		Union Pacific Corp.	20,088
2,580		United Parcel Service, Inc.	180,729
			434,680
		Total Common Stock
		(Cost $22,029,207)	30,430,485

Principal Amount			Value

U.S. GOVERNMENT AGENCY OBLIGATION:78.8%

		Federal National Mortgage Association: 78.8%
$120,000,000		5.240%, due 10/11/06	$119,313,696

		Total U.S. Government Agency Obligation
		(Cost $119,414,492)	119,313,696

		Total Long-Term Investments
		(Cost $141,443,699)	149,744,181

		PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund		as of August 31, 2006 (Unaudited) (continued)

Principal Amount		Value

SHORT-TERM INVESTMENT: 1.4%

	Repurchase Agreement: 1.4%
2,154,000	Goldman Sachs Repurchase Agreement dated 08/31/06, 5.260%, due 09/01/06, $2,154,315 to be received upon repurchase (Collateralized by $1,636,000 U.S. Treasury Bond, 8.000%, Market Value plus accrued interest $2,197,800, due 11/15/21).	$2,154,000

	Total Short-Term Investment
	(Cost $2,154,000)	2,154,000

Total Investments in Securities
(Cost $143,597,699)*	100.3%	$151,898,181
Other Assets and Liabilities - Net	(0.3)	(481,649)
Net Assets	100.0%	$151,416,532

@	Non-income producing security
@@	Foreign Issuer
*	Cost for federal income tax purposes is $145,473,555.
	Net unrealized appreciation consists of:

	Gross Unrealized Appreciation	$6,794,237
	Gross Unrealized Depreciation	(369,611)
	Net Unrealized Appreciation	$6,424,626

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund II	as of August 31, 2006 (Unaudited)

Shares			Value

COMMON STOCK: 14.8%

		Advertising: 0.0%
750		Omnicom Group	$65,565
			65,565
		Aerospace/Defense: 0.4%
3,370		Boeing Co.	252,413
1,800		General Dynamics Corp.	121,590
300		Goodrich Corp.	11,685
100		L-3 Communications Holdings, Inc.	7,539
1,560		Lockheed Martin Corp.	128,856
1,019		Northrop Grumman Corp.	68,079
1,881		Raytheon Co.	88,802
440		Rockwell Collins, Inc.	23,069
2,680		United Technologies Corp.	168,063
			870,096
		Agriculture: 0.3%
5,520		Altria Group, Inc.	461,086
1,670		Archer-Daniels-Midland Co.	68,754
1,460		Monsanto Co.	69,262
580		Reynolds American, Inc.	37,741
400		UST, Inc.	21,144
			657,987
		Airlines: 0.0%
2,550		Southwest Airlines Co.	44,166
			44,166
		Apparel: 0.1%
1,800	@	Coach, Inc.	54,342
500		Jones Apparel Group, Inc.	15,650
430		Liz Claiborne, Inc.	16,069
520		Nike, Inc.	41,995
250		VF Corp.	17,473
			145,529
		Auto Manufacturers: 0.1%
4,890		Ford Motor Co.	40,929
1,500		General Motors Corp.	43,770
250	@	Navistar International Corp.	5,735
600		Paccar, Inc.	32,802
			123,236
		Auto Parts & Equipment: 0.0%
550	@	Goodyear Tire & Rubber Co.	7,480
520		Johnson Controls, Inc.	37,404
			44,884
		Banks: 1.0%
900		AmSouth Bancorp.	25,785
12,011		Bank of America Corp.	618,206
2,250		Bank of New York Co., Inc.	75,938
1,411		BB&T Corp.	60,391
400		Comerica, Inc.	22,900
250		Compass Bancshares, Inc.	14,500
1,400		Fifth Third Bancorp.	55,076

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund II	as of August 31, 2006 (Unaudited) (continued)

Shares			Value

COMMON STOCK: 14.8% (continued)

180		First Horizon National Corp.	$6,872
670		Huntington Bancshares, Inc.	16,026
1,080		Keycorp	39,733
250		M&T Bank Corp.	30,615
660		Marshall & Ilsley Corp.	30,776
1,150		Mellon Financial Corp.	42,815
1,890		National City Corp.	65,356
1,200		North Fork Bancorp., Inc.	32,928
550		Northern Trust Corp.	30,795
720		PNC Financial Services Group, Inc.	50,969
1,200		Regions Financial Corp.	43,188
840		State Street Corp.	51,912
1,000		SunTrust Banks, Inc.	76,400
838		Synovus Financial Corp.	24,369
6,280		US Bancorp.	201,400
4,120		Wachovia Corp.	225,076
8,800		Wells Fargo & Co.	305,800
70		Zions Bancorp.	5,529
			2,153,355
		Beverages: 0.4%
2,050		Anheuser-Busch Cos., Inc.	101,229
190		Brown-Forman Corp.	14,626
7,290		Coca-Cola Co.	326,665
880		Coca-Cola Enterprises, Inc.	19,624
500	@	Constellation Brands, Inc.	13,645
570		Pepsi Bottling Group, Inc.	19,956
5,910		PepsiCo, Inc.	385,805
			881,550
		Biotechnology: 0.1%
3,118	@	Amgen, Inc.	211,806
900	@	Biogen Idec, Inc.	39,726
600	@	Genzyme Corp.	39,738
200	@	Millipore Corp.	12,836
			304,106
		Building Materials: 0.0%
470		American Standard Cos., Inc.	19,632
1,150		Masco Corp.	31,522
300		Vulcan Materials Co.	23,583
			74,737
		Chemicals: 0.2%
550		Air Products & Chemicals, Inc.	36,460
200		Ashland, Inc.	12,628
2,700		Dow Chemical Co.	102,951
2,400		EI DuPont de Nemours & Co.	95,928
330		International Flavors & Fragrances, Inc.	13,124
670		PPG Industries, Inc.	42,451
1,080		Praxair, Inc.	62,003
560		Rohm & Haas Co.	24,696
450		Sherwin-Williams Co.	23,238
200		Sigma-Aldrich Corp.	14,526
			428,005
		Commercial Services: 0.1%
400	@	Apollo Group, Inc.	20,084
660		Equifax, Inc.	20,981
990		H&R Block, Inc.	20,820
1,430		McKesson Corp.	72,644
600		Moody’s Corp.	36,708

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund II	as of August 31, 2006 (Unaudited) (continued)

Shares			Value

COMMON STOCK: 14.8% (continued)

1,050		Paychex, Inc.	$37,706
590		Robert Half International, Inc.	18,255
600		RR Donnelley & Sons Co.	19,452
			246,650
		Computers: 0.7%
50	@	Affiliated Computer Services, Inc.	2,567
2,230	@	Apple Computer, Inc.	151,306
550	@	Computer Sciences Corp.	26,059
6,300	@	Dell, Inc.	142,065
1,400		Electronic Data Systems Corp.	33,362
6,350	@	EMC Corp.	73,978
12,202		Hewlett-Packard Co.	446,105
5,440		International Business Machines Corp.	440,477
270	@	Lexmark International, Inc.	15,139
500	@	NCR Corp.	17,395
950	@	Network Appliance, Inc.	32,528
500	@	Sandisk Corp.	29,460
8,900	@	Sun Microsystems, Inc.	44,411
900	@	Unisys Corp.	4,815
			1,459,667
		Cosmetics/Personal Care: 0.4%
275		Alberto-Culver Co.	13,538
1,200		Avon Products, Inc.	34,452
1,450		Colgate-Palmolive Co.	86,797
300		Estee Lauder Cos., Inc.	11,058
11,648		Procter & Gamble Co.	721,011
			866,856
		Distribution/Wholesale: 0.0%
200		Genuine Parts Co.	8,266
200		WW Grainger, Inc.	13,360
			21,626
		Diversified Financial Services: 1.3%
3,220		American Express Co.	169,179
664		Ameriprise Financial, Inc.	30,365
580		Bear Stearns Cos., Inc.	75,603
790		Capital One Financial Corp.	57,749
2,650		Charles Schwab Corp.	43,222
100		Chicago Mercantile Exchange Holdings, Inc.	44,000
550		CIT Group, Inc.	24,783
12,800		Citigroup, Inc.	631,680
1,610		Countrywide Financial Corp.	54,418
900	@	E*Trade Financial Corp.	21,231
2,580		Fannie Mae	135,837
200		Federated Investors, Inc.	6,696
400		Franklin Resources, Inc.	39,364
1,800		Freddie Mac	114,480
1,900		Goldman Sachs Group, Inc.	282,435
600		Janus Capital Group, Inc.	10,668
9,000		JPMorgan Chase & Co.	410,940
100		Legg Mason, Inc.	9,126
2,440		Lehman Brothers Holdings, Inc.	155,696
2,460		Merrill Lynch & Co., Inc.	180,884
4,800		Morgan Stanley	315,792
1,110		SLM Corp.	53,868
600		T. Rowe Price Group, Inc.	26,436
			2,894,452

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund II	as of August 31, 2006 (Unaudited) (continued)

Shares			Value

COMMON STOCK: 14.8% (continued)

		Electric: 0.5%
1,900	@	AES Corp.	$40,356
450	@	Allegheny Energy, Inc.	18,783
1,300		American Electric Power Co., Inc.	47,424
700		Centerpoint Energy, Inc.	10,115
1,050	@	CMS Energy Corp.	15,372
200		Consolidated Edison, Inc.	9,240
500		Constellation Energy Group, Inc.	30,045
1,100		Dominion Resources, Inc.	87,879
500		DTE Energy Co.	20,870
3,542		Duke Energy Corp.	106,260
940		Edison International	41,022
200		Entergy Corp.	15,530
1,900		Exelon Corp.	115,862
1,350		FirstEnergy Corp.	77,031
1,060		FPL Group, Inc.	47,117
1,000		PG&E Corp	41,930
300		Pinnacle West Capital Corp.	13,782
1,120		PPL Corp.	39,166
750		Public Service Enterprise Group, Inc.	52,515
500		Southern Co.	17,135
1,800		TXU Corp.	119,178
1,350		Xcel Energy, Inc.	28,080
			994,692
		Electrical Components & Equipment: 0.0%
1,080		Emerson Electric Co.	88,722
400		Molex, Inc.	14,588
			103,310
		Electronics: 0.1%
1,150	@	Agilent Technologies, Inc.	36,984
490		Applera Corp. - Applied Biosystems Group	15,019
300		Fisher Scientific International, Inc.	23,469
440		Jabil Circuit, Inc.	11,805
450		PerkinElmer, Inc.	8,294
400	@	Thermo Electron Corp.	15,680
300	@	Waters Corp.	12,795
			124,046
		Entertainment: 0.0%
1,000		International Game Technology	38,680
			38,680
		Environmental Control: 0.0%
1,480		Waste Management, Inc.	50,734
			50,734
		Food: 0.2%
550		Campbell Soup Co.	20,664
1,450		ConAgra Foods, Inc.	34,510
400	@	Dean Foods Co.	15,848
1,200		General Mills, Inc.	65,076
950		HJ Heinz Co.	39,748
670		Kellogg Co.	33,969
1,850		Kroger Co.	44,049
350		McCormick & Co., Inc.	12,747
1,100		Safeway, Inc.	34,023
2,108		Sara Lee Corp.	35,056
528		Supervalu, Inc.	15,080
400		Whole Foods Market, Inc.	21,448
187		WM Wrigley Jr. Co.	8,681
			380,899

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund II	as of August 31, 2006 (Unaudited) (continued)

Shares			Value

COMMON STOCK: 14.8% (continued)

		Forest Products & Paper: 0.1%
1,300		International Paper Co.	$45,201
400		Louisiana-Pacific Corp.	7,824
550		MeadWestvaco Corp.	14,053
100		Plum Creek Timber Co., Inc.	3,483
400		Temple-Inland, Inc.	17,808
300		Weyerhaeuser Co.	18,600
			106,969
		Gas: 0.0%
910		Sempra Energy	45,245
			45,245
		Hand/Machine Tools: 0.0%
250		Black & Decker Corp.	18,410
120		Snap-On, Inc.	5,244
280		Stanley Works	13,224
			36,878
		Healthcare - Products: 0.3%
1,750		Baxter International, Inc.	77,665
690		Becton Dickinson & Co.	48,093
600	@	Boston Scientific Corp.	10,464
300		CR Bard, Inc.	22,554
7,700		Johnson & Johnson	497,882
370	@	St. Jude Medical, Inc.	13,472
200		Stryker Corp.	9,606
600	@	Zimmer Holdings, Inc.	40,800
			720,536
		Healthcare - Services: 0.3%
2,580		Aetna, Inc.	96,157
590	@	Coventry Health Care, Inc.	32,002
700	@	Humana, Inc.	42,651
300	@	Laboratory Corp. of America Holdings	20,526
200		Manor Care, Inc.	10,440
200		Quest Diagnostics	12,856
5,990		UnitedHealth Group, Inc.	311,181
2,780	@	WellPoint, Inc.	215,200
			741,013
		Home Furnishings: 0.0%
200		Harman International Industries, Inc.	16,224
200		Whirlpool Corp.	16,182
			32,406
		Household Products/Wares: 0.1%
100		Avery Dennison Corp.	6,194
410		Clorox Co.	24,522
110		Fortune Brands, Inc.	7,986
1,350		Kimberly-Clark Corp.	85,725
			124,427
		Housewares: 0.0%
650		Newell Rubbermaid, Inc.	17,544
			17,544
		Insurance: 0.8%
760	@@	ACE Ltd.	40,934
1,350		Aflac, Inc.	60,845

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund II	as of August 31, 2006 (Unaudited) (continued)

Shares			Value

COMMON STOCK: 14.8% (continued)

2,270		Allstate Corp.	$131,524
250		AMBAC Financial Group, Inc.	21,648
6,850		American International Group, Inc.	437,167
1,050		AON Corp.	36,299
1,540		Chubb Corp.	77,246
400		Cigna Corp.	45,228
451		Cincinnati Financial Corp.	21,044
1,000		Genworth Financial, Inc.	34,430
750		Hartford Financial Services Group, Inc.	64,395
963		Lincoln National Corp.	58,454
1,070		Loews Corp.	41,174
370		MBIA, Inc.	22,803
3,350		Metlife, Inc.	184,351
350		MGIC Investment Corp.	20,255
670		Principal Financial Group	35,671
1,980		Progressive Corp.	48,688
1,250		Prudential Financial, Inc.	91,763
330		Safeco Corp.	19,044
1,890		St. Paul Travelers Cos., Inc.	82,971
420		Torchmark Corp.	26,128
800		UnumProvident Corp.	15,160
500	@@	XL Capital Ltd.	32,820
			1,650,042
		Internet: 0.2%
800	@	Amazon.com, Inc.	24,664
3,100	@	eBay, Inc.	86,366
500	@	Google, Inc.	189,265
300	@	Monster Worldwide, Inc.	12,222
2,822	@	Symantec Corp.	52,602
600	@	VeriSign, Inc.	12,144
			377,263
		Iron/Steel: 0.1%
200		Allegheny Technologies, Inc.	11,470
1,540		Nucor Corp.	75,260
250		United States Steel Corp.	14,543
			101,273
		Leisure Time: 0.0%
260		Brunswick Corp.	7,462
450		Carnival Corp.	18,855
780		Harley-Davidson, Inc.	45,638
350		Sabre Holdings Corp.	7,672
			79,627
		Lodging: 0.0%
1,000		Hilton Hotels Corp.	25,470
800		Marriott International, Inc.	30,128
600		Starwood Hotels & Resorts Worldwide, Inc.	31,956
210	@	Wyndham Worldwide Corp.	6,145
			93,699
		Machinery - Construction & Mining: 0.1%
1,800		Caterpillar, Inc.	119,430
			119,430
		Machinery - Diversified: 0.0%
150		Cummins, Inc.	17,223
600		Deere & Co.	46,860
480		Rockwell Automation, Inc.	27,062
			91,145

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund II	as of August 31, 2006 (Unaudited) (continued)

Shares			Value

COMMON STOCK: 14.8% (continued)

		Media: 0.5%
3,375		CBS Corp. - Class B	$96,356
1,400		Clear Channel Communications, Inc.	40,656
5,600	@	Comcast Corp.	196,000
200		EW Scripps Co.	9,094
1,620		McGraw-Hill Cos., Inc.	90,574
190		Meredith Corp.	8,995
400		New York Times Co.	9,008
8,300		News Corp., Inc.	157,949
11,700		Time Warner, Inc.	194,454
200	@	Univision Communications, Inc.	6,912
2,175	@	Viacom, Inc. - Class B	78,953
5,730		Walt Disney Co.	169,895
			1,058,846
		Mining: 0.1%
2,300		Alcoa, Inc.	65,757
500		Freeport-McMoRan Copper & Gold, Inc.	29,105
1,100		Newmont Mining Corp.	56,375
660		Phelps Dodge Corp.	59,070
			210,307
		Miscellaneous Manufacturing: 0.7%
1,970		3M Co.	141,249
250	@	Cooper Industries Ltd.	20,470
700		Danaher Corp.	46,403
550		Dover Corp.	26,741
700		Eastman Kodak Co.	14,889
350		Eaton Corp.	23,275
27,020		General Electric Co.	920,301
2,880		Honeywell International, Inc.	111,514
1,160		Illinois Tool Works, Inc.	50,924
880	@@	Ingersoll-Rand Co.	33,458
560		ITT Corp.	27,412
500		Leggett & Platt, Inc.	11,525
300		Parker Hannifin Corp.	22,215
380		Textron, Inc.	31,867
2,100	@@	Tyco International Ltd.	54,915
			1,537,158
		Office/Business Equipment: 0.0%
630		Pitney Bowes, Inc.	27,462
2,570	@	Xerox Corp.	38,062
			65,524
		Oil & Gas: 1.4%
1,000		Anadarko Petroleum Corp.	46,910
780		Apache Corp.	50,918
400		Chesapeake Energy Corp.	12,628
7,202		Chevron Corp.	463,809
5,153		ConocoPhillips	326,855
1,050		Devon Energy Corp.	65,615
600		EOG Resources, Inc.	38,892
23,730		ExxonMobil Corp.	1,605,791
530		Hess Corp.	24,263
1,140		Marathon Oil Corp.	95,190
400		Murphy Oil Corp.	19,564
800	@, @@	Nabors Industries Ltd.	26,304
3,440		Occidental Petroleum Corp.	175,406
200		Rowan Cos., Inc.	6,840

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund II	as of August 31, 2006 (Unaudited) (continued)

Shares			Value

COMMON STOCK: 14.8% (continued)

300		Sunoco, Inc.	$21,573
200	@	Transocean, Inc.	13,350
2,500		Valero Energy Corp.	143,500
900		XTO Energy, Inc.	41,193
			3,178,601
		Oil & Gas Services: 0.2%
200		Baker Hughes, Inc.	14,236
4,100		Halliburton Co.	133,742
200	@	National Oilwell Varco, Inc.	13,060
2,800		Schlumberger Ltd.	171,640
			332,678
		Packaging & Containers: 0.0%
400		Ball Corp.	16,136
400	@	Pactiv Corp.	10,692
250		Sealed Air Corp.	12,968
			39,796
		Pharmaceuticals: 0.8%
3,900		Abbott Laboratories	189,930
300		Allergan, Inc.	34,368
1,000		AmerisourceBergen Corp.	44,160
200	@	Barr Pharmaceuticals, Inc.	11,300
1,040		Cardinal Health, Inc.	70,117
1,180		Caremark Rx, Inc.	68,369
600	@	Express Scripts, Inc.	50,448
830	@	Forest Laboratories, Inc.	41,483
1,150	@	Gilead Sciences, Inc.	72,910
600	@	Hospira, Inc.	21,978
1,180	@	King Pharmaceuticals, Inc.	19,140
862	@	Medco Health Solutions, Inc.	54,625
7,710		Merck & Co., Inc.	312,641
600		Mylan Laboratories	12,192
19,246		Pfizer, Inc.	530,420
3,950		Schering-Plough Corp.	82,753
500	@	Watson Pharmaceuticals, Inc.	12,820
3,600		Wyeth	175,320
			1,804,974
		Pipelines: 0.0%
1,600		El Paso Corp.	23,232
300		Williams Cos., Inc.	7,389
			30,621
		Real Estate: 0.0%
262	@	Realogy Corp.	5,607
			5,607
		Real Estate Investment Trusts: 0.1%
250		Apartment Investment & Management Co.	12,810
900		Equity Office Properties Trust	33,381
200		Kimco Realty Corp.	8,310
200		Public Storage, Inc.	17,330
590		Simon Property Group, Inc.	50,026
			121,857
		Retail: 0.9%
550	@	Autonation, Inc.	10,687
200	@	Autozone, Inc.	18,060
710	@	Bed Bath & Beyond, Inc.	23,948
1,060		Best Buy Co., Inc.	49,820

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund II	as of August 31, 2006 (Unaudited) (continued)

Shares			Value

COMMON STOCK: 14.8% (continued)

650		Circuit City Stores, Inc.	$15,347
1,650		Costco Wholesale Corp.	77,204
2,000		CVS Corp.	67,100
600		Darden Restaurants, Inc.	21,240
750		Dollar General Corp.	9,645
200		Family Dollar Stores, Inc.	5,114
1,920		Federated Department Stores, Inc.	72,922
1,520		Gap, Inc.	25,551
5,590		Home Depot, Inc.	191,681
800		JC Penney Co., Inc.	50,432
1,200	@	Kohl’s Corp.	75,012
1,510		Limited Brands, Inc.	38,852
4,060		Lowe’s Cos., Inc.	109,864
5,600		McDonald’s Corp.	201,040
600		Nordstrom, Inc.	22,410
1,300	@	Office Depot, Inc.	47,892
300	@	Sears Holding Corp.	43,233
3,240		Staples, Inc.	73,094
3,420	@	Starbucks Corp.	106,054
2,300		Target Corp.	111,297
250		Tiffany & Co.	7,900
1,310		TJX Cos., Inc.	35,043
6,550		Wal-Mart Stores, Inc.	292,916
4,310		Walgreen Co.	213,173
370		Wendy’s International, Inc.	23,643
700		Yum! Brands, Inc.	34,216
			2,074,390
		Savings & Loans: 0.0%
620		Golden West Financial Corp.	46,804
210		Sovereign Bancorp., Inc.	4,376
1,030		Washington Mutual, Inc.	43,147
			94,327
		Semiconductors: 0.4%
1,700	@	Advanced Micro Devices, Inc.	42,483
980	@	Altera Corp.	19,825
930		Analog Devices, Inc.	28,495
4,420		Applied Materials, Inc.	74,610
425	@	Broadcom Corp.	12,512
1,819	@	Freescale Semiconductor, Inc.	56,225
15,070		Intel Corp.	294,468
780		Linear Technology Corp.	26,528
1,000	@	LSI Logic Corp.	8,050
800		Maxim Integrated Products	23,280
2,500	@	Micron Technology, Inc.	43,200
1,500		National Semiconductor Corp.	36,435
50	@	Novellus Systems, Inc.	1,396
900	@	Nvidia Corp.	26,199
500	@	QLogic Corp.	9,190
4,200		Texas Instruments, Inc.	136,878
900		Xilinx, Inc.	20,583
			860,357
		Software: 0.6%
1,340	@	Adobe Systems, Inc.	43,470
820	@	Autodesk, Inc.	28,503
1,540		Automatic Data Processing, Inc.	72,688
920	@	BMC Software, Inc.	24,490
1,264		CA, Inc.	29,792
570	@	Citrix Systems, Inc.	17,488
1,400	@	Compuware Corp.	10,640

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund II	as of August 31, 2006 (Unaudited) (continued)

Shares			Value

COMMON STOCK: 14.8% (continued)

760	@	Electronic Arts, Inc.	$38,737
1,959		First Data Corp.	84,178
500	@	Fiserv, Inc.	22,085
550		IMS Health, Inc.	15,010
920	@	Intuit, Inc.	27,802
22,690		Microsoft Corp.	582,906
1,500	@	Novell, Inc.	10,005
13,650	@	Oracle Corp.	213,623
568	@	Parametric Technology Corp.	9,150
			1,230,567
		Telecommunications: 1.0%
200		Alltel Corp.	10,842
14,842		AT&T, Inc.	462,031
1,000	@	Avaya, Inc.	10,450
5,150		BellSouth Corp.	209,708
470		CenturyTel, Inc.	18,715
24,560	@	Cisco Systems, Inc.	540,074
900		Citizens Communications Co.	12,411
100	@	Comverse Technology, Inc.	2,090
4,050	@	Corning, Inc.	90,072
401		Embarq Corp.	18,907
8,840		Motorola, Inc.	206,679
4,450		Qualcomm, Inc.	167,632
8,423		Sprint Nextel Corp.	142,517
1,290	@	Tellabs, Inc.	13,145
7,760		Verizon Communications, Inc.	272,997
1,306		Windstream Corp.	17,239
			2,195,509
		Textiles: 0.0%
400		Cintas Corp.	14,812
			14,812
		Toys/Games/Hobbies: 0.0%
600		Hasbro, Inc.	12,180
1,000		Mattel, Inc.	18,840
			31,020
		Transportation: 0.2%
1,060		Burlington Northern Santa Fe Corp.	70,967
1,080		CSX Corp.	32,638
760		FedEx Corp.	76,783
1,900		Norfolk Southern Corp.	81,187
300		Union Pacific Corp.	24,105
2,880		United Parcel Service, Inc.	201,744
			487,424
		Total Common Stock
		(Cost $23,716,091)	32,686,700

Principal Amount			Value

U.S. GOVERNMENT AGENCY OBLIGATIONS: 78.2%

		Federal National Mortgage Association: 78.2%
$13,653,000		5.160%, due 01/15/07	$13,397,361
162,000,000		5.370%, due 01/31/07	158,485,086
			171,882,447
		Total U.S. Government Agency Obligations
		(Cost $172,168,972)	171,882,447

		PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund II		as of August 31, 2006 (Unaudited) (continued)

Principal Amount		Value

U.S. TREASURY OBLIGATION: 5.6%

	U.S. Treasury STRIP: 5.6%
12,493,000	5.130%, due 11/15/06	$12,363,647

	Total U.S. Treasury Obligation
	(Cost $12,367,753)	12,363,647

	Total Long-Term Investments
	(Cost $208,252,816)	216,932,794

SHORT-TERM INVESTMENT: 1.5%

	Repurchase Agreement: 1.5%
3,239,000	Goldman Sachs Repurchase Agreement dated 08/31/06, 5.260%, due 09/01/06, $3,239,473 to be received upon repurchase (Collateralized by $2,460,000 U.S. Treasury Bond, 8.000%, Market Value plus accrued interest $3,304,760, due 11/15/21).	3,239,000

	Total Short-Term Investment
	(Cost $3,239,000)	3,239,000

Total Investments in Securities
(Cost $211,491,816)*	100.1%	$220,171,794
Other Assets and Liabilities - Net	(0.1)	(234,776)
Net Assets	100.0%	$219,937,018

@	Non-income producing security
@@	Foreign Issuer
STRIP	Separate Trading of Registered Interest and Principal of Securities
*	Cost for federal income tax purposes is $213,836,418.
Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$6,898,188
Gross Unrealized Depreciation	(562,812)
Net Unrealized Appreciation	$6,335,376

			PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund III			as of August 31, 2006 (Unaudited)

Shares			Value

COMMON STOCK: 20.4%

		Advertising: 0.0%
850		Omnicom Group	$74,307
			74,307
		Aerospace/Defense: 0.6%
3,750		Boeing Co.	280,875
1,900		General Dynamics Corp.	128,345
300		Goodrich Corp.	11,685
50		L-3 Communications Holdings, Inc.	3,770
1,620		Lockheed Martin Corp.	133,812
1,027		Northrop Grumman Corp.	68,614
2,102		Raytheon Co.	99,235
500		Rockwell Collins, Inc.	26,215
2,860		United Technologies Corp.	179,351
			931,902
		Agriculture: 0.4%
5,800		Altria Group, Inc.	484,474
1,800		Archer-Daniels-Midland Co.	74,106
1,460		Monsanto Co.	69,262
600		Reynolds American, Inc.	39,042
400		UST, Inc.	21,144
			688,028
		Airlines: 0.0%
3,300		Southwest Airlines Co.	57,156
			57,156
		Apparel: 0.1%
1,900	@	Coach, Inc.	57,361
520		Jones Apparel Group, Inc.	16,276
320		Liz Claiborne, Inc.	11,958
540		Nike, Inc.	43,610
200		VF Corp.	13,978
			143,183
		Auto Manufacturers: 0.1%
5,110		Ford Motor Co.	42,771
1,600		General Motors Corp.	46,688
600		Paccar, Inc.	32,802
			122,261
		Auto Parts & Equipment: 0.0%
700	@	Goodyear Tire & Rubber Co.	9,520
500		Johnson Controls, Inc.	35,965
			45,485
		Banks: 1.4%
850		AmSouth Bancorp.	24,353
12,540		Bank of America Corp.	645,434
2,300		Bank of New York Co., Inc.	77,625
1,544		BB&T Corp.	66,083
450		Comerica, Inc.	25,763
350		Compass Bancshares, Inc.	20,300
1,500		Fifth Third Bancorp.	59,010
350		First Horizon National Corp.	13,363

			PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund III			as of August 31, 2006 (Unaudited) (continued)

Shares			Value

COMMON STOCK: 20.4% (continued)

700		Huntington Bancshares, Inc.	$16,744
1,450		Keycorp	53,346
250		M&T Bank Corp.	30,615
650		Marshall & Ilsley Corp.	30,310
1,350		Mellon Financial Corp.	50,261
1,990		National City Corp.	68,814
1,300		North Fork Bancorp., Inc.	35,672
550		Northern Trust Corp.	30,795
900		PNC Financial Services Group, Inc.	63,711
1,400		Regions Financial Corp.	50,386
850		State Street Corp.	52,530
1,000		SunTrust Banks, Inc.	76,400
919		Synovus Financial Corp.	26,725
6,750		US Bancorp.	216,473
4,484		Wachovia Corp.	244,961
9,200		Wells Fargo & Co.	319,700
50		Zions Bancorp.	3,950
			2,303,324
		Beverages: 0.6%
2,150		Anheuser-Busch Cos., Inc.	106,167
220		Brown-Forman Corp.	16,936
7,750		Coca-Cola Co.	347,278
1,200		Coca-Cola Enterprises, Inc.	26,760
600	@	Constellation Brands, Inc.	16,374
700		Pepsi Bottling Group, Inc.	24,507
6,260		PepsiCo, Inc.	408,653
			946,675
		Biotechnology: 0.2%
3,226	@	Amgen, Inc.	219,142
900	@	Biogen Idec, Inc.	39,726
750	@	Genzyme Corp.	49,673
250	@	Millipore Corp.	16,045
			324,586
		Building Materials: 0.1%
430		American Standard Cos., Inc.	17,961
1,350		Masco Corp.	37,004
300		Vulcan Materials Co.	23,583
			78,548
		Chemicals: 0.2%
600		Air Products & Chemicals, Inc.	39,774
2,700		Dow Chemical Co.	102,951
2,600		EI DuPont de Nemours & Co.	103,922
200		International Flavors & Fragrances, Inc.	7,954
610		PPG Industries, Inc.	38,650
950		Praxair, Inc.	54,540
600		Rohm & Haas Co.	26,460
300		Sherwin-Williams Co.	15,492
200		Sigma-Aldrich Corp.	14,526
			404,269
		Commercial Services: 0.1%
300	@	Apollo Group, Inc.	15,063
730		Equifax, Inc.	23,207
1,020		H&R Block, Inc.	21,451
1,440		McKesson Corp.	73,152
700		Moody’s Corp.	42,826
950		Paychex, Inc.	34,115
550		Robert Half International, Inc.	17,017

			PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund III			as of August 31, 2006 (Unaudited) (continued)

Shares			Value

COMMON STOCK: 20.4% (continued)

550		RR Donnelley & Sons Co.	$17,831
			244,662
		Computers: 0.9%
350	@	Affiliated Computer Services, Inc.	17,969
2,280	@	Apple Computer, Inc.	154,698
450	@	Computer Sciences Corp.	21,321
6,550	@	Dell, Inc.	147,703
1,450		Electronic Data Systems Corp.	34,554
6,750	@	EMC Corp.	78,638
13,000		Hewlett-Packard Co.	475,280
5,750		International Business Machines Corp.	465,578
280	@	Lexmark International, Inc.	15,700
550	@	NCR Corp.	19,135
950	@	Network Appliance, Inc.	32,528
500	@	Sandisk Corp.	29,460
9,600	@	Sun Microsystems, Inc.	47,904
1,050	@	Unisys Corp.	5,618
			1,546,086
		Cosmetics/Personal Care: 0.5%
275		Alberto-Culver Co.	13,538
1,300		Avon Products, Inc.	37,323
1,450		Colgate-Palmolive Co.	86,797
300		Estee Lauder Cos., Inc.	11,058
12,352		Procter & Gamble Co.	764,589
			913,305
		Distribution/Wholesale: 0.0%
229		Genuine Parts Co.	9,465
200		WW Grainger, Inc.	13,360
			22,825
		Diversified Financial Services: 1.8%
3,400		American Express Co.	178,636
920		Ameriprise Financial, Inc.	42,072
530		Bear Stearns Cos., Inc.	69,086
880		Capital One Financial Corp.	64,328
2,850		Charles Schwab Corp.	46,484
110		Chicago Mercantile Exchange Holdings, Inc.	48,400
550		CIT Group, Inc.	24,783
13,600		Citigroup, Inc.	671,160
1,618		Countrywide Financial Corp.	54,688
900	@	E*Trade Financial Corp.	21,231
2,710		Fannie Mae	142,682
150		Federated Investors, Inc.	5,022
350		Franklin Resources, Inc.	34,444
2,000		Freddie Mac	127,200
2,050		Goldman Sachs Group, Inc.	304,733
700		Janus Capital Group, Inc.	12,446
9,800		JPMorgan Chase & Co.	447,468
100		Legg Mason, Inc.	9,126
2,620		Lehman Brothers Holdings, Inc.	167,182
2,600		Merrill Lynch & Co., Inc.	191,178
5,000		Morgan Stanley	328,950
1,100		SLM Corp.	53,383
700		T. Rowe Price Group, Inc.	30,842
			3,075,524
		Electric: 0.6%
1,970	@	AES Corp.	41,843
500	@	Allegheny Energy, Inc.	20,870

			PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund III			as of August 31, 2006 (Unaudited) (continued)

Shares			Value

COMMON STOCK: 20.4% (continued)

1,400		American Electric Power Co., Inc.	$51,072
950		Centerpoint Energy, Inc.	13,728
1,250	@	CMS Energy Corp.	18,300
250		Consolidated Edison, Inc.	11,550
550		Constellation Energy Group, Inc.	33,050
1,000		Dominion Resources, Inc.	79,890
600		DTE Energy Co.	25,044
3,698		Duke Energy Corp.	110,940
890		Edison International	38,840
200		Entergy Corp.	15,530
2,000		Exelon Corp.	121,960
1,500		FirstEnergy Corp.	85,590
1,150		FPL Group, Inc.	51,118
1,120		PG&E Corp	46,962
300		Pinnacle West Capital Corp.	13,782
1,100		PPL Corp.	38,467
800		Public Service Enterprise Group, Inc.	56,016
600		Southern Co.	20,562
1,700		TXU Corp.	112,557
1,450		Xcel Energy, Inc.	30,160
			1,037,831
		Electrical Components & Equipment: 0.1%
1,150		Emerson Electric Co.	94,473
400		Molex, Inc.	14,588
			109,061
		Electronics: 0.1%
1,150	@	Agilent Technologies, Inc.	36,984
800		Applera Corp. - Applied Biosystems Group	24,520
300		Fisher Scientific International, Inc.	23,469
700		Jabil Circuit, Inc.	18,781
600		PerkinElmer, Inc.	11,058
550	@	Thermo Electron Corp.	21,560
450	@	Waters Corp.	19,193
			155,565
		Entertainment: 0.0%
850		International Game Technology	32,878
			32,878
		Environmental Control: 0.0%
1,500		Waste Management, Inc.	51,420
			51,420
		Food: 0.2%
600		Campbell Soup Co.	22,542
1,500		ConAgra Foods, Inc.	35,700
400	@	Dean Foods Co.	15,848
1,350		General Mills, Inc.	73,211
900		HJ Heinz Co.	37,656
850		Kellogg Co.	43,095
1,950		Kroger Co.	46,430
400		McCormick & Co., Inc.	14,568
1,400		Safeway, Inc.	43,302
2,175		Sara Lee Corp.	36,170
550		Supervalu, Inc.	15,708
300		Whole Foods Market, Inc.	16,086
262		WM Wrigley Jr. Co.	12,162
			412,478

			PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund III			as of August 31, 2006 (Unaudited) (continued)

Shares			Value

COMMON STOCK: 20.4% (continued)

		Forest Products & Paper: 0.1%
1,400		International Paper Co.	$48,678
420		Louisiana-Pacific Corp.	8,215
650		MeadWestvaco Corp.	16,608
100		Plum Creek Timber Co., Inc.	3,483
500		Temple-Inland, Inc.	22,260
300		Weyerhaeuser Co.	18,600
			117,844
		Gas: 0.0%
950		Sempra Energy	47,234
			47,234
		Hand/Machine Tools: 0.0%
260		Black & Decker Corp.	19,146
250		Snap-On, Inc.	10,925
250		Stanley Works	11,808
			41,879
		Healthcare - Products: 0.5%
1,700		Baxter International, Inc.	75,446
730		Becton Dickinson & Co.	50,881
700	@	Boston Scientific Corp.	12,208
300		CR Bard, Inc.	22,554
8,150		Johnson & Johnson	526,979
400		St. Jude Medical, Inc.	14,564
200		Stryker Corp.	9,606
700	@	Zimmer Holdings, Inc.	47,600
			759,838
		Healthcare - Services: 0.5%
2,680		Aetna, Inc.	99,884
835	@	Coventry Health Care, Inc.	45,290
850	@	Humana, Inc.	51,791
350	@	Laboratory Corp. of America Holdings	23,947
300		Manor Care, Inc.	15,660
300		Quest Diagnostics	19,284
6,400		UnitedHealth Group, Inc.	332,480
2,970	@	WellPoint, Inc.	229,908
			818,244
		Home Furnishings: 0.0%
200		Harman International Industries, Inc.	16,224
300		Whirlpool Corp.	24,273
			40,497
		Household Products/Wares: 0.1%
300		Avery Dennison Corp.	18,582
430		Clorox Co.	25,718
150		Fortune Brands, Inc.	10,890
1,450		Kimberly-Clark Corp.	92,075
			147,265
		Housewares: 0.0%
700		Newell Rubbermaid, Inc.	18,893
			18,893
		Insurance: 1.0%
860	@@	ACE Ltd.	46,320
1,500		Aflac, Inc.	67,605
2,360		Allstate Corp.	136,738
300		AMBAC Financial Group, Inc.	25,977
7,250		American International Group, Inc.	462,695

			PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund III			as of August 31, 2006 (Unaudited) (continued)

Shares			Value

COMMON STOCK: 20.4% (continued)

900		AON Corp.	$31,113
1,600		Chubb Corp.	80,256
320		Cigna Corp.	36,182
505		Cincinnati Financial Corp.	23,563
1,000		Genworth Financial, Inc.	34,430
800		Hartford Financial Services Group, Inc.	68,688
1,044		Lincoln National Corp.	63,371
1,520		Loews Corp.	58,490
350		MBIA, Inc.	21,571
3,610		Metlife, Inc.	198,658
290		MGIC Investment Corp.	16,782
850		Principal Financial Group	45,254
2,200		Progressive Corp.	54,098
1,360		Prudential Financial, Inc.	99,838
290		Safeco Corp.	16,736
1,990		St. Paul Travelers Cos., Inc.	87,361
450		Torchmark Corp.	27,995
850		UnumProvident Corp.	16,108
500	@@	XL Capital Ltd.	32,820
			1,752,649
		Internet: 0.2%
900	@	Amazon.com, Inc.	27,747
3,200	@	eBay, Inc.	89,152
600	@	Google, Inc.	227,118
300	@	Monster Worldwide, Inc.	12,222
3,054	@	Symantec Corp.	56,927
200	@	VeriSign, Inc.	4,048
			417,214
		Iron/Steel: 0.1%
300		Allegheny Technologies, Inc.	17,205
1,600		Nucor Corp.	78,192
320		United States Steel Corp.	18,614
			114,011
		Leisure Time: 0.1%
230		Brunswick Corp.	6,601
500		Carnival Corp.	20,950
850		Harley-Davidson, Inc.	49,734
450		Sabre Holdings Corp.	9,864
			87,149
		Lodging: 0.1%
1,000		Hilton Hotels Corp.	25,470
1,160		Marriott International, Inc.	43,686
600		Starwood Hotels & Resorts Worldwide, Inc.	31,956
210	@	Wyndham Worldwide Corp.	6,145
			107,257
		Machinery - Construction & Mining: 0.1%
1,900		Caterpillar, Inc.	126,065
			126,065
		Machinery - Diversified: 0.1%
200		Cummins, Inc.	22,964
700		Deere & Co.	54,670
450		Rockwell Automation, Inc.	25,371
			103,005
		Media: 0.7%
3,600		CBS Corp. - Class B	102,780

			PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund III			as of August 31, 2006 (Unaudited) (continued)

Shares			Value

COMMON STOCK: 20.4% (continued)

1,500		Clear Channel Communications, Inc.	$43,560
6,000	@	Comcast Corp.	210,000
300		Gannett Co., Inc.	17,055
1,810		McGraw-Hill Cos., Inc.	101,197
230		Meredith Corp.	10,888
350		New York Times Co.	7,882
8,800		News Corp., Inc.	167,464
12,450		Time Warner, Inc.	206,919
200	@	Univision Communications, Inc.	6,912
2,300	@	Viacom, Inc. - Class B	83,490
6,150		Walt Disney Co.	182,348
			1,140,495
		Mining: 0.1%
2,400		Alcoa, Inc.	68,616
530		Freeport-McMoRan Copper & Gold, Inc.	30,851
1,200		Newmont Mining Corp.	61,500
680		Phelps Dodge Corp.	60,860
			221,827
		Miscellaneous Manufacturing: 1.0%
2,100		3M Co.	150,570
300	@	Cooper Industries Ltd.	24,564
850		Danaher Corp.	56,347
600		Dover Corp.	29,172
900		Eastman Kodak Co.	19,143
350		Eaton Corp.	23,275
28,500		General Electric Co.	970,710
3,050		Honeywell International, Inc.	118,096
1,100		Illinois Tool Works, Inc.	48,290
900	@@	Ingersoll-Rand Co.	34,218
560		ITT Corp.	27,412
600		Leggett & Platt, Inc.	13,830
300		Parker Hannifin Corp.	22,215
330		Textron, Inc.	27,674
2,300	@@	Tyco International Ltd.	60,145
			1,625,661
		Office/Business Equipment: 0.0%
700		Pitney Bowes, Inc.	30,513
2,650	@	Xerox Corp.	39,247
			69,760
		Oil & Gas: 2.0%
1,100		Anadarko Petroleum Corp.	51,601
868		Apache Corp.	56,663
400		Chesapeake Energy Corp.	12,628
7,565		Chevron Corp.	487,186
5,509		ConocoPhillips	349,436
1,200		Devon Energy Corp.	74,988
600		EOG Resources, Inc.	38,892
25,300		ExxonMobil Corp.	1,712,022
560		Hess Corp.	25,637
1,250		Marathon Oil Corp.	104,375
400		Murphy Oil Corp.	19,564
700	@, @@	Nabors Industries Ltd.	23,016
3,760		Occidental Petroleum Corp.	191,722
200		Rowan Cos., Inc.	6,840
300		Sunoco, Inc.	21,573
200	@	Transocean, Inc.	13,350
2,700		Valero Energy Corp.	154,980
900		XTO Energy, Inc.	41,193
			3,385,666

			PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund III			as of August 31, 2006 (Unaudited) (continued)

Shares			Value

COMMON STOCK: 20.4% (continued)

		Oil & Gas Services: 0.2%
200		Baker Hughes, Inc.	$14,236
4,400		Halliburton Co.	143,528
3,000		Schlumberger Ltd.	183,900
			341,664
		Packaging & Containers: 0.0%
290		Ball Corp.	11,699
600	@	Pactiv Corp.	16,038
200		Sealed Air Corp.	10,374
			38,111
		Pharmaceuticals: 1.1%
4,200		Abbott Laboratories	204,540
350		Allergan, Inc.	40,096
1,100		AmerisourceBergen Corp.	48,576
300	@	Barr Pharmaceuticals, Inc.	16,950
1,210		Cardinal Health, Inc.	81,578
1,350		Caremark Rx, Inc.	78,219
700	@	Express Scripts, Inc.	58,856
850	@	Forest Laboratories, Inc.	42,483
1,350	@	Gilead Sciences, Inc.	85,590
820	@	Hospira, Inc.	30,037
1,150	@	King Pharmaceuticals, Inc.	18,653
882	@	Medco Health Solutions, Inc.	55,892
8,100		Merck & Co., Inc.	328,455
700		Mylan Laboratories	14,224
20,330		Pfizer, Inc.	560,295
4,200		Schering-Plough Corp.	87,990
350	@	Watson Pharmaceuticals, Inc.	8,974
3,850		Wyeth	187,495
			1,948,903
		Pipelines: 0.0%
1,700		El Paso Corp.	24,684
300		Williams Cos., Inc.	7,389
			32,073
		Real Estate: 0.0%
262	@	Realogy Corp.	5,607
			5,607
		Real Estate Investment Trusts: 0.1%
250		Apartment Investment & Management Co.	12,810
1,000		Equity Office Properties Trust	37,090
200		Kimco Realty Corp.	8,310
100		Public Storage, Inc.	8,665
600		Simon Property Group, Inc.	50,874
			117,749
		Retail: 1.3%
600	@	Autonation, Inc.	11,658
200	@	Autozone, Inc.	18,060
900	@	Bed Bath & Beyond, Inc.	30,357
1,155		Best Buy Co., Inc.	54,285
750		Circuit City Stores, Inc.	17,708
1,750		Costco Wholesale Corp.	81,883
2,100		CVS Corp.	70,455
350		Darden Restaurants, Inc.	12,390
900		Dollar General Corp.	11,574

			PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund III			as of August 31, 2006 (Unaudited) (continued)

Shares			Value

COMMON STOCK: 20.4% (continued)

50		Family Dollar Stores, Inc.	$1,279
1,684		Federated Department Stores, Inc.	63,958
2,150		Gap, Inc.	36,142
5,900		Home Depot, Inc.	202,311
900		JC Penney Co., Inc.	56,736
1,300	@	Kohl’s Corp.	81,263
1,640		Limited Brands, Inc.	42,197
4,360		Lowe’s Cos., Inc.	117,982
5,950		McDonald’s Corp.	213,605
700		Nordstrom, Inc.	26,145
1,460	@	Office Depot, Inc.	53,786
390	@	Sears Holding Corp.	56,203
3,425		Staples, Inc.	77,268
3,700	@	Starbucks Corp.	114,737
2,350		Target Corp.	113,717
250		Tiffany & Co.	7,900
1,700		TJX Cos., Inc.	45,475
6,700		Wal-Mart Stores, Inc.	299,624
4,640		Walgreen Co.	229,494
450		Wendy’s International, Inc.	28,755
850		Yum! Brands, Inc.	41,548
			2,218,495
		Savings & Loans: 0.1%
740		Golden West Financial Corp.	55,863
315		Sovereign Bancorp., Inc.	6,565
1,053		Washington Mutual, Inc.	44,110
			106,538
		Semiconductors: 0.5%
1,800	@	Advanced Micro Devices, Inc.	44,982
1,200	@	Altera Corp.	24,276
1,400		Analog Devices, Inc.	42,896
4,350		Applied Materials, Inc.	73,428
550	@	Broadcom Corp.	16,192
1,495	@	Freescale Semiconductor, Inc.	46,210
15,910		Intel Corp.	310,881
850		Linear Technology Corp.	28,909
1,200	@	LSI Logic Corp.	9,660
850		Maxim Integrated Products	24,735
3,400		Micron Technology, Inc.	58,752
1,450		National Semiconductor Corp.	35,221
450	@	Novellus Systems, Inc.	12,564
900	@	Nvidia Corp.	26,199
400	@	QLogic Corp.	7,352
4,400		Texas Instruments, Inc.	143,396
900		Xilinx, Inc.	20,583
			926,236
		Software: 0.8%
1,500	@	Adobe Systems, Inc.	48,660
930	@	Autodesk, Inc.	32,327
1,600		Automatic Data Processing, Inc.	75,520
1,020	@	BMC Software, Inc.	27,152
1,500		CA, Inc.	35,355
450	@	Citrix Systems, Inc.	13,806
1,650	@	Compuware Corp.	12,540
920	@	Electronic Arts, Inc.	46,892
2,107		First Data Corp.	90,538
650	@	Fiserv, Inc.	28,711
150		IMS Health, Inc.	4,094
900	@	Intuit, Inc.	27,198

			PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund III			as of August 31, 2006 (Unaudited) (continued)

Shares			Value

COMMON STOCK: 20.4% (continued)

24,050		Microsoft Corp.	$617,845
900	@	Novell, Inc.	6,003
14,550	@	Oracle Corp.	227,708
284	@	Parametric Technology Corp.	4,575
			1,298,924
		Telecommunications: 1.3%
300		Alltel Corp.	16,263
15,756		AT&T, Inc.	490,484
1,150	@	Avaya, Inc.	12,018
5,450		BellSouth Corp.	221,924
300		CenturyTel, Inc.	11,946
24,350	@	Cisco Systems, Inc.	535,457
1,000		Citizens Communications Co.	13,790
500	@	Comverse Technology, Inc.	10,450
4,300	@	Corning, Inc.	95,632
401		Embarq Corp.	18,907
9,790		Motorola, Inc.	228,890
4,400		Qualcomm, Inc.	165,748
8,924		Sprint Nextel Corp.	150,994
1,150	@	Tellabs, Inc.	11,719
8,250		Verizon Communications, Inc.	290,235
310		Windstream Corp.	4,092
			2,278,549
		Textiles: 0.0%
450		Cintas Corp.	16,664
			16,664
		Toys/Games/Hobbies: 0.0%
800		Hasbro, Inc.	16,240
1,300		Mattel, Inc.	24,492
			40,732
		Transportation: 0.3%
1,000		Burlington Northern Santa Fe Corp.	66,950
1,300		CSX Corp.	39,286
850		FedEx Corp.	85,876
2,000		Norfolk Southern Corp.	85,460
300		Union Pacific Corp.	24,105
3,000		United Parcel Service, Inc.	210,150
			511,827
		Total Common Stock
		(Cost $25,059,193)	34,745,884

Principal Amount			Value

U.S. GOVERNMENT AGENCY OBLIGATION: 71.5%

		Federal National Mortgage Association: 71.5%
$127,000,000		5.380%, due 06/05/07	$122,032,395

		Total U.S. Government Agency Obligation
		(Cost $122,536,630)	122,032,395

U.S. TREASURY OBLIGATION: 7.7%

		U.S. Treasury STRIP: 7.7%
13,526,000		5.150%, due 05/15/07	13,056,526

		Total U.S. Treasury Obligation
		(Cost $13,059,235)	13,056,526

		PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund III		as of August 31, 2006 (Unaudited) (continued)

Principal Amount		Value

U.S. TREASURY OBLIGATION: 7.7% (continued)

	Total Long-Term Investments
	(Cost $160,655,058)	$169,834,805

SHORT-TERM INVESTMENT: 0.7%

	Repurchase Agreement: 0.7%
1,226,000	Morgan Stanley Repurchase Agreement dated 08/31/06, 5.250%, due 09/01/06, $1,226,179 to be received upon repurchase (Collateralized by $1,325,000 Federal National Mortgage Association, 5.050%, Market Value plus accrued interest $1,327,805, due 02/07/11).	$1,226,000

	Total Short-Term Investment
	(Cost $1,226,000)	1,226,000

Total Investments in Securities
(Cost $161,881,058)*	100.3%	$171,060,805
Other Assets and Liabilities - Net	(0.3)	(496,140)
Net Assets	100.0%	$170,564,665

@	Non-income producing security
@@	Foreign Issuer
STRIP	Separate Trading of Registered Interest and Principal of Securities
*	Cost for federal income tax purposes is $163,628,682.
Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$8,216,817
Gross Unrealized Depreciation	(784,694)
Net Unrealized Appreciation	$7,432,123

			PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund IV			as of August 31, 2006 (Unaudited)

Shares			Value

COMMON STOCK: 43.4%

		Advertising: 0.1%
3,950		Omnicom Group	$345,309
			345,309
		Aerospace/Defense: 1.0%
12,800		Boeing Co.	958,720
6,300		General Dynamics Corp.	425,565
1,600		Goodrich Corp.	62,320
300		L-3 Communications Holdings, Inc.	22,617
7,200		Lockheed Martin Corp.	594,720
4,753		Northrop Grumman Corp.	317,548
8,052		Raytheon Co.	380,135
2,300		Rockwell Collins, Inc.	120,589
11,920		United Technologies Corp.	747,503
			3,629,717
		Agriculture: 0.9%
24,500		Altria Group, Inc.	2,046,485
7,850		Archer-Daniels-Midland Co.	323,185
7,400		Monsanto Co.	351,056
2,240		Reynolds American, Inc.	145,757
2,200		UST, Inc.	116,292
			2,982,775
		Airlines: 0.1%
9,800		Southwest Airlines Co.	169,736
			169,736
		Apparel: 0.2%
8,600	@	Coach, Inc.	259,634
870		Jones Apparel Group, Inc.	27,231
2,380		Liz Claiborne, Inc.	88,941
2,530		Nike, Inc.	204,323
1,210		VF Corp.	84,567
			664,696
		Auto Manufacturers: 0.2%
22,220		Ford Motor Co.	185,981
6,700		General Motors Corp.	195,506
3,200		Paccar, Inc.	174,944
			556,431
		Auto Parts & Equipment: 0.1%
3,100	@	Goodyear Tire & Rubber Co.	42,160
2,600		Johnson Controls, Inc.	187,018
			229,178
		Banks: 2.9%
4,250		AmSouth Bancorp.	121,763
54,592		Bank of America Corp.	2,809,850
9,050		Bank of New York Co., Inc.	305,438
6,598		BB&T Corp.	282,394
2,150		Comerica, Inc.	123,088
1,800		Compass Bancshares, Inc.	104,400
6,650		Fifth Third Bancorp.	261,611
950		First Horizon National Corp.	36,271

			PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund IV			as of August 31, 2006 (Unaudited) (continued)

Shares			Value

COMMON STOCK: 43.4% (continued)

2,900		Huntington Bancshares, Inc.	$69,368
5,400		Keycorp	198,666
1,200		M&T Bank Corp.	146,952
2,650		Marshall & Ilsley Corp.	123,570
5,850		Mellon Financial Corp.	217,796
8,690		National City Corp.	300,500
6,100		North Fork Bancorp., Inc.	167,384
2,650		Northern Trust Corp.	148,374
3,850		PNC Financial Services Group, Inc.	272,542
6,000		Regions Financial Corp.	215,940
4,350		State Street Corp.	268,830
4,300		SunTrust Banks, Inc.	328,520
3,884		Synovus Financial Corp.	112,947
28,600		US Bancorp.	917,202
19,089		Wachovia Corp.	1,042,832
39,400		Wells Fargo & Co.	1,369,150
250		Zions Bancorp.	19,748
			9,965,136
		Beverages: 1.1%
9,100		Anheuser-Busch Cos., Inc.	449,358
1,410		Brown-Forman Corp.	108,542
32,700		Coca-Cola Co.	1,465,287
4,300		Coca-Cola Enterprises, Inc.	95,890
2,500	@	Constellation Brands, Inc.	68,225
2,150		Pepsi Bottling Group, Inc.	75,272
26,210		PepsiCo, Inc.	1,710,989
			3,973,563
		Biotechnology: 0.4%
13,750	@	Amgen, Inc.	934,038
4,400	@	Biogen Idec, Inc.	194,216
3,300	@	Genzyme Corp.	218,559
750	@	Millipore Corp.	48,135
			1,394,948
		Building Materials: 0.1%
2,350		American Standard Cos., Inc.	98,160
5,900		Masco Corp.	161,719
1,200		Vulcan Materials Co.	94,332
			354,211
		Chemicals: 0.5%
2,650		Air Products & Chemicals, Inc.	175,669
11,350		Dow Chemical Co.	432,776
10,800		EI DuPont de Nemours & Co.	431,676
1,200		International Flavors & Fragrances, Inc.	47,724
3,000		PPG Industries, Inc.	190,080
3,800		Praxair, Inc.	218,158
2,300		Rohm & Haas Co.	101,430
2,250		Sherwin-Williams Co.	116,190
			1,713,703
		Commercial Services: 0.3%
2,000	@	Apollo Group, Inc.	100,420
2,560		Equifax, Inc.	81,382
4,410		H&R Block, Inc.	92,742
6,060		McKesson Corp.	307,848
3,300		Moody’s Corp.	201,894
4,900		Paychex, Inc.	175,959
2,300		Robert Half International, Inc.	71,162
2,500		RR Donnelley & Sons Co.	81,050
			1,112,457

			PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund IV			as of August 31, 2006 (Unaudited) (continued)

Shares			Value

COMMON STOCK: 43.4% (continued)

		Computers: 1.9%
300	@	Affiliated Computer Services, Inc.	$15,402
10,000	@	Apple Computer, Inc.	678,500
2,550	@	Computer Sciences Corp.	120,819
27,640	@	Dell, Inc.	623,282
6,850		Electronic Data Systems Corp.	163,236
27,900	@	EMC Corp.	325,035
56,450		Hewlett-Packard Co.	2,063,812
25,000		International Business Machines Corp.	2,024,250
350	@	Lexmark International, Inc.	19,625
2,900	@	NCR Corp.	100,891
4,550	@	Network Appliance, Inc.	155,792
2,500	@	Sandisk Corp.	147,300
45,100	@	Sun Microsystems, Inc.	225,049
3,800	@	Unisys Corp.	20,330
			6,683,323
		Cosmetics/Personal Care: 1.1%
1,575		Alberto-Culver Co.	77,537
5,900		Avon Products, Inc.	169,389
6,050		Colgate-Palmolive Co.	362,153
1,600		Estee Lauder Cos., Inc.	58,976
52,155		Procter & Gamble Co.	3,228,395
			3,896,450
		Distribution/Wholesale: 0.0%
1,995		Genuine Parts Co.	82,453
1,200		WW Grainger, Inc.	80,160
			162,613
		Diversified Financial Services: 3.8%
14,550		American Express Co.	764,457
3,390		Ameriprise Financial, Inc.	155,025
2,700		Bear Stearns Cos., Inc.	351,945
3,680		Capital One Financial Corp.	269,008
12,350		Charles Schwab Corp.	201,429
420		Chicago Mercantile Exchange Holdings, Inc.	184,800
2,700		CIT Group, Inc.	121,662
58,600		Citigroup, Inc.	2,891,910
8,008		Countrywide Financial Corp.	270,670
4,600	@	E*Trade Financial Corp.	108,514
11,350		Fannie Mae	597,578
1,450		Federated Investors, Inc.	48,546
2,200		Franklin Resources, Inc.	216,502
8,100		Freddie Mac	515,160
8,650		Goldman Sachs Group, Inc.	1,285,823
2,800		Janus Capital Group, Inc.	49,784
40,900		JPMorgan Chase & Co.	1,867,494
600		Legg Mason, Inc.	54,756
10,800		Lehman Brothers Holdings, Inc.	689,148
10,800		Merrill Lynch & Co., Inc.	794,124
21,450		Morgan Stanley	1,411,196
5,650		SLM Corp.	274,195
3,600		T. Rowe Price Group, Inc.	158,616
			13,282,342
		Electric: 1.4%
9,200	@	AES Corp.	195,408
2,300	@	Allegheny Energy, Inc.	96,002
6,550		American Electric Power Co., Inc.	238,944

			PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund IV			as of August 31, 2006 (Unaudited) (continued)

Shares			Value

COMMON STOCK: 43.4% (continued)

3,800		Centerpoint Energy, Inc.	$54,910
5,350	@	CMS Energy Corp.	78,324
850		Consolidated Edison, Inc.	39,270
2,350		Constellation Energy Group, Inc.	141,212
4,700		Dominion Resources, Inc.	375,483
2,500		DTE Energy Co.	104,350
17,024		Duke Energy Corp.	510,720
4,310		Edison International	188,088
1,100		Entergy Corp.	85,415
8,700		Exelon Corp.	530,526
6,600		FirstEnergy Corp.	376,596
5,400		FPL Group, Inc.	240,030
5,270		PG&E Corp	220,971
1,700		Pinnacle West Capital Corp.	78,098
5,000		PPL Corp.	174,850
3,200		Public Service Enterprise Group, Inc.	224,064
2,500		Southern Co.	85,675
8,040		TXU Corp.	532,328
6,800		Xcel Energy, Inc.	141,440
			4,712,704
		Electrical Components & Equipment: 0.1%
4,900		Emerson Electric Co.	402,535
1,800		Molex, Inc.	65,646
			468,181
		Electronics: 0.2%
6,800	@	Agilent Technologies, Inc.	218,688
3,700		Applera Corp. - Applied Biosystems Group	113,405
1,600	@	Fisher Scientific International, Inc.	125,168
3,730		Jabil Circuit, Inc.	100,076
2,900		PerkinElmer, Inc.	53,447
2,200	@	Thermo Electron Corp.	86,240
1,650	@	Waters Corp.	70,373
			767,397
		Entertainment: 0.1%
4,600		International Game Technology	177,928
			177,928
		Environmental Control: 0.1%
7,100		Waste Management, Inc.	243,388
			243,388
		Food: 0.5%
2,600		Campbell Soup Co.	97,682
6,950		ConAgra Foods, Inc.	165,410
1,700	@	Dean Foods Co.	67,354
5,950		General Mills, Inc.	322,669
4,350		HJ Heinz Co.	182,004
3,550		Kellogg Co.	179,985
9,200		Kroger Co.	219,052
2,500		McCormick & Co., Inc.	91,050
5,900		Safeway, Inc.	182,487
10,251		Sara Lee Corp.	170,474
2,382		Supervalu, Inc.	68,030
1,800		Whole Foods Market, Inc.	96,516
1,050		WM Wrigley Jr. Co.	48,741
			1,891,454
		Forest Products & Paper: 0.2%
6,400		International Paper Co.	222,528

			PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund IV			as of August 31, 2006 (Unaudited) (continued)

Shares			Value

COMMON STOCK: 43.4% (continued)

2,300		Louisiana-Pacific Corp.	$44,988
2,700		MeadWestvaco Corp.	68,985
550		Plum Creek Timber Co., Inc.	19,157
2,200		Temple-Inland, Inc.	97,944
1,200		Weyerhaeuser Co.	74,400
			528,002
		Gas: 0.1%
4,400		Sempra Energy	218,768
			218,768
		Hand/Machine Tools: 0.1%
1,220		Black & Decker Corp.	89,841
400		Snap-On, Inc.	17,480
1,700		Stanley Works	80,291
			187,612
		Healthcare - Products: 1.0%
8,050		Baxter International, Inc.	357,259
3,280		Becton Dickinson & Co.	228,616
3,100	@	Boston Scientific Corp.	54,064
1,200		CR Bard, Inc.	90,216
34,850		Johnson & Johnson	2,253,401
1,700	@	St. Jude Medical, Inc.	61,897
800		Stryker Corp.	38,424
3,200	@	Zimmer Holdings, Inc.	217,600
			3,301,477
		Healthcare - Services: 1.0%
11,320		Aetna, Inc.	421,896
2,880	@	Coventry Health Care, Inc.	156,211
3,500	@	Humana, Inc.	213,255
1,750	@	Laboratory Corp. of America Holdings	119,735
1,400		Quest Diagnostics	89,992
27,100		UnitedHealth Group, Inc.	1,407,845
13,230	@	WellPoint, Inc.	1,024,134
			3,433,068
		Home Furnishings: 0.0%
900		Harman International Industries, Inc.	73,008
500		Whirlpool Corp.	40,455
			113,463
		Household Products/Wares: 0.2%
300		Avery Dennison Corp.	18,582
1,770		Clorox Co.	105,864
750		Fortune Brands, Inc.	54,450
5,400		Kimberly-Clark Corp.	342,900
			521,796
		Housewares: 0.0%
3,800		Newell Rubbermaid, Inc.	102,562
			102,562
		Insurance: 2.2%
4,050	@@	ACE Ltd.	218,133
6,500		Aflac, Inc.	292,955
10,150		Allstate Corp.	588,091
1,700		AMBAC Financial Group, Inc.	147,203
30,450		American International Group, Inc.	1,943,319
4,350		AON Corp.	150,380
7,960		Chubb Corp.	399,274

			PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund IV			as of August 31, 2006 (Unaudited) (continued)

Shares			Value

COMMON STOCK: 43.4% (continued)

1,780		Cigna Corp.	$201,265
2,341		Cincinnati Financial Corp.	109,231
4,900		Genworth Financial, Inc.	168,707
3,700		Hartford Financial Services Group, Inc.	317,682
4,596		Lincoln National Corp.	278,977
5,340		Loews Corp.	205,483
2,300		MBIA, Inc.	141,749
15,430		Metlife, Inc.	849,113
1,120		MGIC Investment Corp.	64,814
3,700		Principal Financial Group	196,988
10,700		Progressive Corp.	263,113
5,840		Prudential Financial, Inc.	428,714
2,020		Safeco Corp.	116,574
9,130		St. Paul Travelers Cos., Inc.	400,807
1,200		Torchmark Corp.	74,652
3,800		UnumProvident Corp.	72,010
2,200	@@	XL Capital Ltd.	144,408
			7,773,642
		Internet: 0.5%
4,000	@	Amazon.com, Inc.	123,320
13,550	@	eBay, Inc.	377,503
2,400	@	Google, Inc.	908,472
1,650	@	Monster Worldwide, Inc.	67,221
14,250	@	Symantec Corp.	265,620
600	@	VeriSign, Inc.	12,144
			1,754,280
		Iron/Steel: 0.1%
1,100		Allegheny Technologies, Inc.	63,085
7,100		Nucor Corp.	346,977
1,550		United States Steel Corp.	90,164
			500,226
		Leisure Time: 0.1%
1,450		Brunswick Corp.	41,615
2,150		Carnival Corp.	90,085
3,800		Harley-Davidson, Inc.	222,338
400		Sabre Holdings Corp.	8,768
			362,806
		Lodging: 0.1%
4,400		Hilton Hotels Corp.	112,068
3,860		Marriott International, Inc.	145,368
2,900		Starwood Hotels & Resorts Worldwide, Inc.	154,454
980	@	Wyndham Worldwide Corp.	28,675
			440,565
		Machinery - Construction & Mining: 0.2%
7,900		Caterpillar, Inc.	524,165
			524,165
		Machinery - Diversified: 0.1%
300		Cummins, Inc.	34,446
3,100		Deere & Co.	242,110
2,300		Rockwell Automation, Inc.	129,674
			406,230
		Media: 1.4%
13,700		CBS Corp. - Class B	391,135
6,700		Clear Channel Communications, Inc.	194,568
25,100	@	Comcast Corp.	878,500

			PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund IV			as of August 31, 2006 (Unaudited) (continued)

Shares			Value

COMMON STOCK: 43.4% (continued)

1,100		EW Scripps Co.	$50,017
1,200		Gannett Co., Inc.	68,220
7,270		McGraw-Hill Cos., Inc.	406,466
450		Meredith Corp.	21,303
2,200		New York Times Co.	49,544
38,150		News Corp., Inc.	725,995
52,950		Time Warner, Inc.	880,029
1,100	@	Univision Communications, Inc.	38,016
8,400	@	Viacom, Inc. - Class B	304,920
25,850		Walt Disney Co.	766,453
			4,775,166
		Mining: 0.3%
11,300		Alcoa, Inc.	323,067
2,400		Freeport-McMoRan Copper & Gold, Inc.	139,704
5,800		Newmont Mining Corp.	297,250
2,400		Phelps Dodge Corp.	214,800
			974,821
		Miscellaneous Manufacturing: 2.1%
8,800		3M Co.	630,960
1,600	@	Cooper Industries Ltd.	131,008
2,800		Danaher Corp.	185,612
2,550		Dover Corp.	123,981
3,800		Eastman Kodak Co.	80,826
2,200		Eaton Corp.	146,300
124,350		General Electric Co.	4,235,361
13,400		Honeywell International, Inc.	518,848
5,400		Illinois Tool Works, Inc.	237,060
4,400	@@	Ingersoll-Rand Co.	167,288
2,700		ITT Corp.	132,165
2,500		Leggett & Platt, Inc.	57,625
1,900		Parker Hannifin Corp.	140,695
1,930		Textron, Inc.	161,850
9,700	@@	Tyco International Ltd.	253,655
			7,203,234
		Office/Business Equipment: 0.1%
3,700		Pitney Bowes, Inc.	161,283
12,400	@	Xerox Corp.	183,644
			344,927
		Oil & Gas: 4.2%
5,100		Anadarko Petroleum Corp.	239,241
3,800		Apache Corp.	248,064
1,800		Chesapeake Energy Corp.	56,826
32,503		Chevron Corp.	2,093,193
24,201		ConocoPhillips	1,535,069
4,600		Devon Energy Corp.	287,454
2,900		EOG Resources, Inc.	187,978
108,150		ExxonMobil Corp.	7,318,489
2,780		Hess Corp.	127,268
5,200		Marathon Oil Corp.	434,200
1,900		Murphy Oil Corp.	92,929
3,200	@, @@	Nabors Industries Ltd.	105,216
15,180		Occidental Petroleum Corp.	774,028
1,200		Rowan Cos., Inc.	41,040
2,000		Sunoco, Inc.	143,820
1,400	@	Transocean, Inc.	93,450
11,000		Valero Energy Corp.	631,400
4,300		XTO Energy, Inc.	196,811
			14,606,476

			PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund IV			as of August 31, 2006 (Unaudited) (continued)

Shares			Value

COMMON STOCK: 43.4% (continued)

		Oil & Gas Services: 0.4%
800		Baker Hughes, Inc.	$56,944
19,100		Halliburton Co.	623,042
12,300		Schlumberger Ltd.	753,990
			1,433,976
		Packaging & Containers: 0.1%
2,200		Ball Corp.	88,748
2,700	@	Pactiv Corp.	72,171
1,400		Sealed Air Corp.	72,618
			233,537
		Pharmaceuticals: 2.4%
18,000		Abbott Laboratories	876,600
1,750		Allergan, Inc.	200,480
4,160		AmerisourceBergen Corp.	183,706
1,400	@	Barr Pharmaceuticals, Inc.	79,100
5,460		Cardinal Health, Inc.	368,113
5,250		Caremark Rx, Inc.	304,185
3,200	@	Express Scripts, Inc.	269,056
4,250	@	Forest Laboratories, Inc.	212,415
5,900	@	Gilead Sciences, Inc.	374,060
3,840	@	Hospira, Inc.	140,659
4,300	@	King Pharmaceuticals, Inc.	69,746
3,748	@	Medco Health Solutions, Inc.	237,511
34,650		Merck & Co., Inc.	1,405,058
3,000		Mylan Laboratories	60,960
86,370		Pfizer, Inc.	2,380,357
17,400		Schering-Plough Corp.	364,530
1,700	@	Watson Pharmaceuticals, Inc.	43,588
15,850		Wyeth	771,895
			8,342,019
		Pipelines: 0.0%
7,500		El Paso Corp.	108,900
1,500		Williams Cos., Inc.	36,945
			145,845
		Real Estate: 0.0%
1,200	@	Realogy Corp.	25,680
			25,680
		Real Estate Investment Trusts: 0.2%
1,550		Apartment Investment & Management Co.	79,422
4,300		Equity Office Properties Trust	159,487
1,000		Kimco Realty Corp.	41,550
1,000		Public Storage, Inc.	86,650
2,200		Simon Property Group, Inc.	186,538
			553,647
		Retail: 2.6%
2,450	@	Autonation, Inc.	47,604
500	@	Autozone, Inc.	45,150
4,150	@	Bed Bath & Beyond, Inc.	139,980
4,750		Best Buy Co., Inc.	223,250
2,450		Circuit City Stores, Inc.	57,845
7,450		Costco Wholesale Corp.	348,586
10,200		CVS Corp.	342,210
1,550		Darden Restaurants, Inc.	54,870
3,800		Dollar General Corp.	48,868

			PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund IV			as of August 31, 2006 (Unaudited) (continued)

Shares			Value

COMMON STOCK: 43.4% (continued)

1,350		Family Dollar Stores, Inc.	$34,520
7,334		Federated Department Stores, Inc.	278,545
7,820		Gap, Inc.	131,454
24,890		Home Depot, Inc.	853,478
3,750		JC Penney Co., Inc.	236,400
4,500	@	Kohl’s Corp.	281,295
7,000		Limited Brands, Inc.	180,110
18,380		Lowe’s Cos., Inc.	497,363
25,000		McDonald’s Corp.	897,500
2,900		Nordstrom, Inc.	108,315
5,350	@	Office Depot, Inc.	197,094
1,590	@	Sears Holding Corp.	229,135
14,535		Staples, Inc.	327,910
15,200	@	Starbucks Corp.	471,352
10,250		Target Corp.	495,998
1,100		Tiffany & Co.	34,760
5,700		TJX Cos., Inc.	152,475
29,300		Wal-Mart Stores, Inc.	1,310,296
16,100		Walgreen Co.	796,306
1,750		Wendy’s International, Inc.	111,825
3,150		Yum! Brands, Inc.	153,972
			9,088,466
		Savings & Loans: 0.1%
3,000		Golden West Financial Corp.	226,470
940		Sovereign Bancorp., Inc.	19,590
4,556		Washington Mutual, Inc.	190,851
			436,911
		Semiconductors: 1.1%
8,500	@	Advanced Micro Devices, Inc.	212,415
4,900	@	Altera Corp.	99,127
4,300		Analog Devices, Inc.	131,752
18,700		Applied Materials, Inc.	315,656
2,225	@	Broadcom Corp.	65,504
6,590	@	Freescale Semiconductor, Inc.	203,697
69,000		Intel Corp.	1,348,260
3,800		Linear Technology Corp.	129,238
4,900	@	LSI Logic Corp.	39,445
4,000		Maxim Integrated Products	116,400
8,200	@	Micron Technology, Inc.	141,696
7,250		National Semiconductor Corp.	176,103
2,300	@	Novellus Systems, Inc.	64,216
4,900	@	Nvidia Corp.	142,639
3,500	@	QLogic Corp.	64,330
18,800		Texas Instruments, Inc.	612,692
4,500		Xilinx, Inc.	102,915
			3,966,085
		Software: 1.7%
6,820	@	Adobe Systems, Inc.	221,241
3,000	@	Autodesk, Inc.	104,280
7,750		Automatic Data Processing, Inc.	365,800
4,260	@	BMC Software, Inc.	113,401
6,500		CA, Inc.	153,205
2,150	@	Citrix Systems, Inc.	65,962
8,000	@	Compuware Corp.	60,800
3,900	@	Electronic Arts, Inc.	198,783
9,028		First Data Corp.	387,933
2,350	@	Fiserv, Inc.	103,800
3,050		IMS Health, Inc.	83,235
4,700	@	Intuit, Inc.	142,034

			PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund IV			as of August 31, 2006 (Unaudited) (continued)

Shares			Value

COMMON STOCK: 43.4% (continued)

104,350		Microsoft Corp.	$2,680,752
5,400	@	Novell, Inc.	36,018
62,860	@	Oracle Corp.	983,759
1,288	@	Parametric Technology Corp.	20,750
			5,721,753
		Telecommunications: 3.0%
1,300		Alltel Corp.	70,473
65,754		AT&T, Inc.	2,046,922
5,550	@	Avaya, Inc.	57,998
23,500		BellSouth Corp.	956,920
2,750		CenturyTel, Inc.	109,505
122,700	@	Cisco Systems, Inc.	2,698,173
4,300		Citizens Communications Co.	59,297
600	@	Comverse Technology, Inc.	12,540
20,000	@	Corning, Inc.	444,800
1,921		Embarq Corp.	90,575
44,340		Motorola, Inc.	1,036,669
19,450		Qualcomm, Inc.	732,682
38,620		Sprint Nextel Corp.	653,450
6,350	@	Tellabs, Inc.	64,707
35,650		Verizon Communications, Inc.	1,254,167
1,340		Windstream Corp.	17,688
			10,306,566
		Textiles: 0.0%
2,150		Cintas Corp.	79,615
			79,615
		Toys/Games/Hobbies: 0.1%
3,700		Hasbro, Inc.	75,110
5,350		Mattel, Inc.	100,794
			175,904
		Transportation: 0.6%
4,950		Burlington Northern Santa Fe Corp.	331,403
5,840		CSX Corp.	176,485
3,700		FedEx Corp.	373,811
8,250		Norfolk Southern Corp.	352,523
1,250		Union Pacific Corp.	100,438
12,750		United Parcel Service, Inc.	893,138
			2,227,798
		Total Common Stock
		(Cost $108,501,725)	150,188,728

Principal Amount			Value

U.S. GOVERNMENT AGENCY OBLIGATION: 54.3%

		Federal Home Loan Bank: 54.3%
$199,000,000		5.330%, due 10/05/07	$187,986,146

		Total U.S. Government Agency Obligation
		(Cost $192,245,095)	187,986,146

U.S. TREASURY OBLIGATION: 1.6%

		U.S. Treasury STRIP: 1.6%
5,918,000		5.050%, due 08/15/07	5,645,742

		Total U.S. Treasury Obligation
		(Cost $5,655,044)	5,645,742

		PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund IV		as of August 31, 2006 (Unaudited) (continued)

Principal Amount			Value

U.S. TREASURY OBLIGATION: 1.6% (continued)

	Total Long-Term Investments
	(Cost $306,401,864)		$343,820,616

SHORT-TERM INVESTMENT: 1.0%

	Repurchase Agreement: 1.0%
3,372,000	Goldman Sachs Repurchase Agreement dated 08/31/06, 5.260%, due 09/01/06, $3,372,493 to be received upon repurchase (Collateralized by $2,561,000 U.S. Treasury Bond, 8.000%, Market Value plus accrued interest $3,440,443, due 11/15/21).		3,372,000

	Total Short-Term Investment
	(Cost $3,372,000)		3,372,000

	Total Investments in Securities
	(Cost $309,773,864)*	100.3%	$347,192,616
	Other Assets and Liabilities - Net	(0.3)	(909,288)
	Net Assets	100.0%	$346,283,328

@	Non-income producing security
@@	Foreign Issuer
STRIP	Separate Trading of Registered Interest and Principal of Securities
*	Cost for federal income tax purposes is $311,522,525.
Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$41,211,297
Gross Unrealized Depreciation	(5,541,206)
Net Unrealized Appreciation	$35,670,091

			PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund V			as of August 31, 2006 (Unaudited)

Shares			Value

COMMON STOCK: 34.4%

		Advertising: 0.1%
2,350		Omnicom Group	$205,437
			205,437
		Aerospace/Defense: 0.9%
8,200		Boeing Co.	614,180
5,200		General Dynamics Corp.	351,260
900		Goodrich Corp.	35,055
250		L-3 Communications Holdings, Inc.	18,848
4,570		Lockheed Martin Corp.	377,482
2,717		Northrop Grumman Corp.	181,523
4,931		Raytheon Co.	232,793
1,400		Rockwell Collins, Inc.	73,402
7,900		United Technologies Corp.	495,409
			2,379,952
		Agriculture: 0.7%
16,050		Altria Group, Inc.	1,340,657
5,020		Archer-Daniels-Midland Co.	206,673
4,600		Monsanto Co.	218,224
1,180		Reynolds American, Inc.	76,783
1,300		UST, Inc.	68,718
			1,911,055
		Airlines: 0.0%
5,500		Southwest Airlines Co.	95,260
			95,260
		Apparel: 0.2%
5,620	@	Coach, Inc.	169,668
1,060		Jones Apparel Group, Inc.	33,178
1,550		Liz Claiborne, Inc.	57,924
1,540		Nike, Inc.	124,370
660		VF Corp.	46,127
			431,267
		Auto Manufacturers: 0.1%
14,180		Ford Motor Co.	118,687
4,300		General Motors Corp.	125,474
2,100		Paccar, Inc.	114,807
			358,968
		Auto Parts & Equipment: 0.1%
1,600	@	Goodyear Tire & Rubber Co.	21,760
1,550		Johnson Controls, Inc.	111,492
			133,252
		Banks: 2.3%
3,200		AmSouth Bancorp.	91,680
34,657		Bank of America Corp.	1,783,796
6,450		Bank of New York Co., Inc.	217,688
4,163		BB&T Corp.	178,176
1,600		Comerica, Inc.	91,600
1,100		Compass Bancshares, Inc.	63,800
4,200		Fifth Third Bancorp.	165,228
500		First Horizon National Corp.	19,090

			PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund V			as of August 31, 2006 (Unaudited) (continued)

Shares			Value

COMMON STOCK: 34.4% (continued)

1,650		Huntington Bancshares, Inc.	$39,468
3,200		Keycorp	117,728
650		M&T Bank Corp.	79,599
1,800		Marshall & Ilsley Corp.	83,934
3,500		Mellon Financial Corp.	130,305
5,600		National City Corp.	193,648
3,600		North Fork Bancorp., Inc.	98,784
1,600		Northern Trust Corp.	89,584
2,250		PNC Financial Services Group, Inc.	159,278
3,600		Regions Financial Corp.	129,564
2,650		State Street Corp.	163,770
2,750		SunTrust Banks, Inc.	210,100
2,449		Synovus Financial Corp.	71,217
18,550		US Bancorp.	594,899
12,699		Wachovia Corp.	693,746
25,600		Wells Fargo & Co.	889,600
150		Zions Bancorp.	11,849
			6,368,131
		Beverages: 0.9%
6,000		Anheuser-Busch Cos., Inc.	296,280
680		Brown-Forman Corp.	52,346
21,400		Coca-Cola Co.	958,934
2,550		Coca-Cola Enterprises, Inc.	56,865
1,500	@	Constellation Brands, Inc.	40,935
1,750		Pepsi Bottling Group, Inc.	61,268
17,260		PepsiCo, Inc.	1,126,733
			2,593,361
		Biotechnology: 0.3%
9,000	@	Amgen, Inc.	611,370
2,600	@	Biogen Idec, Inc.	114,764
1,950	@	Genzyme Corp.	129,149
450	@	Millipore Corp.	28,881
			884,164
		Building Materials: 0.1%
1,400		American Standard Cos., Inc.	58,478
3,500		Masco Corp.	95,935
1,100		Vulcan Materials Co.	86,471
			240,884
		Chemicals: 0.4%
1,700		Air Products & Chemicals, Inc.	112,693
8,200		Dow Chemical Co.	312,666
7,200		EI DuPont de Nemours & Co.	287,784
800		International Flavors & Fragrances, Inc.	31,816
1,650		PPG Industries, Inc.	104,544
2,750		Praxair, Inc.	157,878
1,450		Rohm & Haas Co.	63,945
950		Sherwin-Williams Co.	49,058
			1,120,384
		Commercial Services: 0.3%
1,200	@	Apollo Group, Inc.	60,252
1,550		Equifax, Inc.	49,275
2,600		H&R Block, Inc.	54,678
4,200		McKesson Corp.	213,360
1,900		Moody’s Corp.	116,242
2,800		Paychex, Inc.	100,548
1,550		Robert Half International, Inc.	47,957
1,950		RR Donnelley & Sons Co.	63,219
			705,531

			PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund V			as of August 31, 2006 (Unaudited) (continued)

Shares			Value

COMMON STOCK: 34.4% (continued)

		Computers: 1.5%
200	@	Affiliated Computer Services, Inc.	$10,268
6,580	@	Apple Computer, Inc.	446,453
1,500	@	Computer Sciences Corp.	71,070
18,430	@	Dell, Inc.	415,597
4,050		Electronic Data Systems Corp.	96,512
18,800	@	EMC Corp.	219,020
36,200		Hewlett-Packard Co.	1,323,472
16,000		International Business Machines Corp.	1,295,520
250	@	Lexmark International, Inc.	14,018
1,500	@	NCR Corp.	52,185
2,540	@	Network Appliance, Inc.	86,970
1,500	@	Sandisk Corp.	88,380
26,400	@	Sun Microsystems, Inc.	131,736
2,000	@	Unisys Corp.	10,700
			4,261,901
		Cosmetics/Personal Care: 0.9%
1,000		Alberto-Culver Co.	49,230
3,600		Avon Products, Inc.	103,356
4,100		Colgate-Palmolive Co.	245,426
900		Estee Lauder Cos., Inc.	33,174
33,575		Procter & Gamble Co.	2,078,293
			2,509,479
		Distribution/Wholesale: 0.0%
515		Genuine Parts Co.	21,285
850		WW Grainger, Inc.	56,780
			78,065
		Diversified Financial Services: 3.1%
9,500		American Express Co.	499,130
1,960		Ameriprise Financial, Inc.	89,631
1,540		Bear Stearns Cos., Inc.	200,739
2,350		Capital One Financial Corp.	171,785
7,900		Charles Schwab Corp.	128,849
290		Chicago Mercantile Exchange Holdings, Inc.	127,600
2,150		CIT Group, Inc.	96,879
37,700		Citigroup, Inc.	1,860,495
4,598		Countrywide Financial Corp.	155,412
2,600	@	E*Trade Financial Corp.	61,334
7,450		Fannie Mae	392,243
800		Federated Investors, Inc.	26,784
1,200		Franklin Resources, Inc.	118,092
5,300		Freddie Mac	337,080
5,600		Goldman Sachs Group, Inc.	832,440
1,600		Janus Capital Group, Inc.	28,448
27,100		JPMorgan Chase & Co.	1,237,386
400		Legg Mason, Inc.	36,504
7,260		Lehman Brothers Holdings, Inc.	463,261
7,200		Merrill Lynch & Co., Inc.	529,416
14,050		Morgan Stanley	924,350
3,200		SLM Corp.	155,296
2,200		T. Rowe Price Group, Inc.	96,932
			8,570,086
		Electric: 1.0%
5,450	@	AES Corp.	115,758
1,250	@	Allegheny Energy, Inc.	52,175
3,800		American Electric Power Co., Inc.	138,624

			PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund V			as of August 31, 2006 (Unaudited) (continued)

Shares			Value

COMMON STOCK: 34.4% (continued)

2,300		Centerpoint Energy, Inc.	$33,235
2,250	@	CMS Energy Corp.	32,940
550		Consolidated Edison, Inc.	25,410
1,500		Constellation Energy Group, Inc.	90,135
2,900		Dominion Resources, Inc.	231,681
1,600		DTE Energy Co.	66,784
10,326		Duke Energy Corp.	309,780
2,520		Edison International	109,973
700		Entergy Corp.	54,355
5,600		Exelon Corp.	341,488
3,650		FirstEnergy Corp.	208,269
4,100		FPL Group, Inc.	182,245
2,750		PG&E Corp	115,308
1,100		Pinnacle West Capital Corp.	50,534
3,100		PPL Corp.	108,407
2,050		Public Service Enterprise Group, Inc.	143,541
1,500		Southern Co.	51,405
4,660		TXU Corp.	308,539
4,000		Xcel Energy, Inc.	83,200
			2,853,786
		Electrical Components & Equipment: 0.1%
3,150		Emerson Electric Co.	258,773
1,100		Molex, Inc.	40,117
			298,890
		Electronics: 0.1%
3,250	@	Agilent Technologies, Inc.	104,520
1,250		Applera Corp. - Applied Biosystems Group	38,313
900		Fisher Scientific International, Inc.	70,407
1,550		Jabil Circuit, Inc.	41,587
1,500		PerkinElmer, Inc.	27,645
1,400	@	Thermo Electron Corp.	54,880
1,100	@	Waters Corp.	46,915
			384,267
		Entertainment: 0.1%
3,550		International Game Technology	137,314
			137,314
		Environmental Control: 0.0%
3,900		Waste Management, Inc.	133,692
			133,692
		Food: 0.4%
2,250		Campbell Soup Co.	84,533
4,050		ConAgra Foods, Inc.	96,390
1,000	@	Dean Foods Co.	39,620
3,600		General Mills, Inc.	195,228
2,650		HJ Heinz Co.	110,876
2,000		Kellogg Co.	101,400
5,300		Kroger Co.	126,193
1,100		McCormick & Co., Inc.	40,062
3,550		Safeway, Inc.	109,802
5,938		Sara Lee Corp.	98,749
2,432		Supervalu, Inc.	69,458
1,100		Whole Foods Market, Inc.	58,982
687		WM Wrigley Jr. Co.	31,891
			1,163,184
		Forest Products & Paper: 0.1%
3,700		International Paper Co.	128,649

			PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund V			as of August 31, 2006 (Unaudited) (continued)

Shares			Value

COMMON STOCK: 34.4% (continued)

1,450		Louisiana-Pacific Corp.	$28,362
1,500		MeadWestvaco Corp.	38,325
400		Plum Creek Timber Co., Inc.	13,932
1,200		Temple-Inland, Inc.	53,424
700		Weyerhaeuser Co.	43,400
			306,092
		Gas: 0.1%
400		Nicor, Inc.	17,464
2,550		Sempra Energy	126,786
			144,250
		Hand/Machine Tools: 0.0%
670		Black & Decker Corp.	49,339
300		Snap-On, Inc.	13,110
500		Stanley Works	23,615
			86,064
		Healthcare - Products: 0.8%
5,000		Baxter International, Inc.	221,900
1,920		Becton Dickinson & Co.	133,824
1,800	@	Boston Scientific Corp.	31,392
1,000		CR Bard, Inc.	75,180
23,000		Johnson & Johnson	1,487,180
1,150	@	St. Jude Medical, Inc.	41,872
500		Stryker Corp.	24,015
1,900	@	Zimmer Holdings, Inc.	129,200
			2,144,563
		Healthcare - Services: 0.8%
5,910		Aetna, Inc.	220,266
1,935	@	Coventry Health Care, Inc.	104,954
2,390	@	Humana, Inc.	145,623
1,000	@	Laboratory Corp. of America Holdings	68,420
700		Quest Diagnostics	44,996
17,870		UnitedHealth Group, Inc.	928,347
8,180	@	WellPoint, Inc.	633,214
			2,145,820
		Home Furnishings: 0.0%
500		Harman International Industries, Inc.	40,560
400		Whirlpool Corp.	32,364
			72,924
		Household Products/Wares: 0.1%
200		Avery Dennison Corp.	12,388
1,150		Clorox Co.	68,782
500		Fortune Brands, Inc.	36,300
3,950		Kimberly-Clark Corp.	250,825
			368,295
		Housewares: 0.0%
1,950		Newell Rubbermaid, Inc.	52,631
			52,631
		Insurance: 1.8%
2,460	@@	ACE Ltd.	132,496
4,050		Aflac, Inc.	182,534
6,610		Allstate Corp.	382,983
1,050		AMBAC Financial Group, Inc.	90,920
19,900		American International Group, Inc.	1,270,018
2,550		AON Corp.	88,154

			PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund V			as of August 31, 2006 (Unaudited) (continued)

Shares			Value

COMMON STOCK: 34.4% (continued)

5,180		Chubb Corp.	$259,829
900		Cigna Corp.	101,763
1,584		Cincinnati Financial Corp.	73,909
2,800		Genworth Financial, Inc.	96,404
2,350		Hartford Financial Services Group, Inc.	201,771
3,212		Lincoln National Corp.	194,968
3,090		Loews Corp.	118,903
1,200		MBIA, Inc.	73,956
9,820		Metlife, Inc.	540,395
650		MGIC Investment Corp.	37,616
2,100		Principal Financial Group	111,804
6,680		Progressive Corp.	164,261
3,800		Prudential Financial, Inc.	278,958
1,240		Safeco Corp.	71,560
5,250		St. Paul Travelers Cos., Inc.	230,475
1,250		Torchmark Corp.	77,763
1,900		UnumProvident Corp.	36,005
1,400	@@	XL Capital Ltd.	91,896
			4,909,341
		Internet: 0.4%
2,400	@	Amazon.com, Inc.	73,992
8,800	@	eBay, Inc.	245,168
1,600	@	Google, Inc.	605,648
950	@	Monster Worldwide, Inc.	38,703
8,369	@	Symantec Corp.	155,998
500	@	VeriSign, Inc.	10,120
			1,129,629
		Iron/Steel: 0.1%
600		Allegheny Technologies, Inc.	34,410
3,440		Nucor Corp.	168,113
840		United States Steel Corp.	48,863
			251,386
		Leisure Time: 0.1%
850		Brunswick Corp.	24,395
1,300		Carnival Corp.	54,470
2,550		Harley-Davidson, Inc.	149,201
300		Sabre Holdings Corp.	6,576
			234,642
		Lodging: 0.1%
2,600		Hilton Hotels Corp.	66,222
3,380		Marriott International, Inc.	127,291
1,500		Starwood Hotels & Resorts Worldwide, Inc.	79,890
600	@	Wyndham Worldwide Corp.	17,556
			290,959
		Machinery - Construction & Mining: 0.1%
5,200		Caterpillar, Inc.	345,020
			345,020
		Machinery - Diversified: 0.1%
150		Cummins, Inc.	17,223
1,800		Deere & Co.	140,580
1,600		Rockwell Automation, Inc.	90,208
			248,011
		Media: 1.1%
9,325		CBS Corp. - Class B	266,229
3,900		Clear Channel Communications, Inc.	113,256

			PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund V			as of August 31, 2006 (Unaudited) (continued)

Shares			Value

COMMON STOCK: 34.4% (continued)

16,500	@	Comcast Corp.	$577,500
600		EW Scripps Co.	27,282
700		Gannett Co., Inc.	39,795
4,970		McGraw-Hill Cos., Inc.	277,873
550		Meredith Corp.	26,037
1,400		New York Times Co.	31,528
24,350		News Corp., Inc.	463,381
34,400		Time Warner, Inc.	571,728
600	@	Univision Communications, Inc.	20,736
5,675	@	Viacom, Inc. - Class B	206,003
16,900		Walt Disney Co.	501,085
			3,122,433
		Mining: 0.2%
6,600		Alcoa, Inc.	188,694
1,400		Freeport-McMoRan Copper & Gold, Inc.	81,494
3,400		Newmont Mining Corp.	174,250
1,680		Phelps Dodge Corp.	150,360
			594,798
		Miscellaneous Manufacturing: 1.7%
5,900		3M Co.	423,030
950	@	Cooper Industries Ltd.	77,786
2,250		Danaher Corp.	149,153
1,550		Dover Corp.	75,361
2,300		Eastman Kodak Co.	48,921
1,500		Eaton Corp.	99,750
78,850		General Electric Co.	2,685,631
8,500		Honeywell International, Inc.	329,120
3,800		Illinois Tool Works, Inc.	166,820
2,600	@@	Ingersoll-Rand Co.	98,852
1,600		ITT Corp.	78,320
1,500		Leggett & Platt, Inc.	34,575
1,200		Parker Hannifin Corp.	88,860
1,400		Textron, Inc.	117,404
6,200	@@	Tyco International Ltd.	162,130
			4,635,713
		Office/Business Equipment: 0.1%
1,500		Pitney Bowes, Inc.	65,385
6,650	@	Xerox Corp.	98,487
			163,872
		Oil & Gas: 3.4%
3,300		Anadarko Petroleum Corp.	154,803
2,320		Apache Corp.	151,450
1,100		Chesapeake Energy Corp.	34,727
21,061		Chevron Corp.	1,356,328
15,247		ConocoPhillips	967,117
3,300		Devon Energy Corp.	206,217
1,650		EOG Resources, Inc.	106,953
69,750		ExxonMobil Corp.	4,719,951
1,500		Hess Corp.	68,670
3,420		Marathon Oil Corp.	285,570
1,200		Murphy Oil Corp.	58,692
1,900	@, @@	Nabors Industries Ltd.	62,472
10,000		Occidental Petroleum Corp.	509,900
700		Rowan Cos., Inc.	23,940
900		Sunoco, Inc.	64,719
900	@	Transocean, Inc.	60,075
7,400		Valero Energy Corp.	424,760
2,600		XTO Energy, Inc.	119,002
			9,375,346

			PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund V			as of August 31, 2006 (Unaudited) (continued)

Shares			Value

COMMON STOCK:34.4% (continued)

		Oil & Gas Services: 0.3%
900		Baker Hughes, Inc.	$64,062
12,200		Halliburton Co.	397,964
8,100		Schlumberger Ltd.	496,530
			958,556
		Packaging & Containers: 0.0%
1,000		Ball Corp.	40,340
800		Sealed Air Corp.	41,496
			81,836
		Pharmaceuticals: 1.9%
12,400		Abbott Laboratories	603,880
1,050		Allergan, Inc.	120,288
3,100		AmerisourceBergen Corp.	136,896
800	@	Barr Pharmaceuticals, Inc.	45,200
3,240		Cardinal Health, Inc.	218,441
3,580		Caremark Rx, Inc.	207,425
1,900	@	Express Scripts, Inc.	159,752
2,550	@	Forest Laboratories, Inc.	127,449
3,550	@	Gilead Sciences, Inc.	225,070
2,370	@	Hospira, Inc.	86,813
2,680	@	King Pharmaceuticals, Inc.	43,470
2,260	@	Medco Health Solutions, Inc.	143,216
22,600		Merck & Co., Inc.	916,430
1,700		Mylan Laboratories	34,544
56,790		Pfizer, Inc.	1,565,132
11,800		Schering-Plough Corp.	247,210
1,150	@	Watson Pharmaceuticals, Inc.	29,486
10,700		Wyeth	521,090
			5,431,792
		Pipelines: 0.0%
4,800		El Paso Corp.	69,696
750		Williams Cos., Inc.	18,473
			88,169
		Real Estate: 0.0%
750	@	Realogy Corp.	16,050
			16,050
		Real Estate Investment Trusts: 0.1%
950		Apartment Investment & Management Co.	48,678
2,700		Equity Office Properties Trust	100,143
1,500		Kimco Realty Corp.	62,325
300		Public Storage, Inc.	25,995
1,550		Simon Property Group, Inc.	131,425
			368,566
		Retail: 2.1%
1,500	@	Autonation, Inc.	29,145
400	@	Autozone, Inc.	36,120
2,400	@	Bed Bath & Beyond, Inc.	80,952
3,085		Best Buy Co., Inc.	144,995
2,150		Circuit City Stores, Inc.	50,762
5,000		Costco Wholesale Corp.	233,950
5,900		CVS Corp.	197,945
1,900		Darden Restaurants, Inc.	67,260
2,300		Dollar General Corp.	29,578
650		Family Dollar Stores, Inc.	16,621

			PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund V			as of August 31, 2006 (Unaudited) (continued)

Shares			Value

COMMON STOCK:34.4% (continued)

5,692		Federated Department Stores, Inc.	$216,182
4,590		Gap, Inc.	77,158
16,370		Home Depot, Inc.	561,327
2,650		JC Penney Co., Inc.	167,056
3,550	@	Kohl’s Corp.	221,911
4,500		Limited Brands, Inc.	115,785
11,860		Lowe’s Cos., Inc.	320,932
16,700		McDonald’s Corp.	599,530
1,600		Nordstrom, Inc.	59,760
3,850	@	Office Depot, Inc.	141,834
1,050	@	Sears Holding Corp.	151,316
9,610		Staples, Inc.	216,802
8,050	@	Starbucks Corp.	249,631
6,750		Target Corp.	326,633
600		Tiffany & Co.	18,960
3,950		TJX Cos., Inc.	105,663
18,800		Wal-Mart Stores, Inc.	840,736
10,480		Walgreen Co.	518,341
970		Wendy’s International, Inc.	61,983
2,050		Yum! Brands, Inc.	100,204
			5,959,072
		Savings & Loans: 0.1%
1,950		Golden West Financial Corp.	147,206
525		Sovereign Bancorp., Inc.	10,941
2,962		Washington Mutual, Inc.	124,078
			282,225
		Semiconductors: 1.0%
5,000	@	Advanced Micro Devices, Inc.	124,950
2,750	@	Altera Corp.	55,633
3,800		Analog Devices, Inc.	116,432
12,900		Applied Materials, Inc.	217,752
1,450	@	Broadcom Corp.	42,688
5,454	@	Freescale Semiconductor, Inc.	168,583
44,300		Intel Corp.	865,622
2,300		Linear Technology Corp.	78,223
2,700	@	LSI Logic Corp.	21,735
2,400		Maxim Integrated Products	69,840
9,400	@	Micron Technology, Inc.	162,432
4,250		National Semiconductor Corp.	103,233
1,550	@	Novellus Systems, Inc.	43,276
3,200	@	Nvidia Corp.	93,152
2,200	@	QLogic Corp.	40,436
12,300		Texas Instruments, Inc.	400,857
2,600		Xilinx, Inc.	59,462
			2,664,306
		Software: 1.3%
3,890	@	Adobe Systems, Inc.	126,192
2,550	@	Autodesk, Inc.	88,638
4,550		Automatic Data Processing, Inc.	214,760
2,600	@	BMC Software, Inc.	69,212
3,800		CA, Inc.	89,566
2,150	@	Citrix Systems, Inc.	65,962
4,050	@	Compuware Corp.	30,780
2,350	@	Electronic Arts, Inc.	119,780
5,890		First Data Corp.	253,093
1,550	@	Fiserv, Inc.	68,464
1,500		IMS Health, Inc.	40,935
2,700	@	Intuit, Inc.	81,594
66,600		Microsoft Corp.	1,710,954

			PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund V			as of August 31, 2006 (Unaudited) (continued)

Shares			Value

COMMON STOCK: 34.4% (continued)

2,600	@	Novell, Inc.	$17,342
40,140	@	Oracle Corp.	628,191
1,580	@	Parametric Technology Corp.	25,454
			3,630,917
		Telecommunications: 2.4%
700		Alltel Corp.	37,947
42,336		AT&T, Inc.	1,317,920
3,200	@	Avaya, Inc.	33,440
15,000		BellSouth Corp.	610,800
1,500		CenturyTel, Inc.	59,730
79,900	@	Cisco Systems, Inc.	1,757,001
2,600		Citizens Communications Co.	35,854
400	@	Comverse Technology, Inc.	8,360
11,750	@	Corning, Inc.	261,320
1,185		Embarq Corp.	55,873
26,080		Motorola, Inc.	609,750
12,950		Qualcomm, Inc.	487,827
24,702		Sprint Nextel Corp.	417,958
3,100	@	Tellabs, Inc.	31,589
22,850		Verizon Communications, Inc.	803,863
3,723		Windstream Corp.	49,144
			6,578,376
		Textiles: 0.0%
1,500		Cintas Corp.	55,545
			55,545
		Toys/Games/Hobbies: 0.0%
2,150		Hasbro, Inc.	43,645
3,150		Mattel, Inc.	59,346
			102,991
		Transportation: 0.5%
2,750		Burlington Northern Santa Fe Corp.	184,113
3,240		CSX Corp.	97,913
2,300		FedEx Corp.	232,369
5,450		Norfolk Southern Corp.	232,879
850		Union Pacific Corp.	68,298
8,200		United Parcel Service, Inc.	574,410
			1,389,982
		Total Common Stock
		(Cost $91,472,672)	96,048,482

Principal Amount			Value

U.S. GOVERNMENT AGENCY OBLIGATION: 59.7%

		Federal National Mortgage Association: 59.7%
$179,000,000		5.190%, due 01/22/08	$166,797,749

		Total U.S. Government Agency Obligation
		(Cost $171,025,949)	166,797,749

U.S. TREASURY OBLIGATION: 5.6%

		U.S. Treasury STRIP: 5.6%
16,453,000		4.980%, due 11/15/07	15,514,801

		Total U.S. Treasury Obligation
		(Cost $15,479,958)	$15,514,801

		Total Long-Term Investments
		(Cost $277,978,579)	278,361,032

		PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund V		as of August 31, 2006 (Unaudited) (continued)

Principal Amount		Value

SHORT-TERM INVESTMENT: 0.7%

	Repurchase Agreement: 0.7%
1,970,000	Morgan Stanley Repurchase Agreement dated 08/31/06, 5.250%, due 09/01/06, $1,970,287 to be received upon repurchase (Collateralized by $2,045,000 Federal National Mortgage Association, 5.050%, Market Value plus accrued interest $2,049,329, due 02/07/11).	$1,970,000

	Total Short-Term Investment
	(Cost $1,970,000)	1,970,000

Total Investments in Securities
(Cost $279,948,579)*	100.4%	$280,331,032
Other Assets and Liabilities - Net	(0.4)	(1,061,948)
Net Assets	100.0%	$279,269,084

@	Non-income producing security
@@	Foreign Issuer
STRIP	Separate Trading of Registered Interest and Principal of Securities
*	Cost for federal income tax purposes is $282,018,762.
	Net unrealized depreciation consists of:

	Gross Unrealized Appreciation	$5,281,376
	Gross Unrealized Depreciation	(6,969,106)
	Net Unrealized Depreciation	$(1,687,730)

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund VI	as of August 31, 2006 (Unaudited)

Shares			Value

COMMON STOCK: 32.1%

		Advertising: 0.1%
1,950		Omnicom Group	$170,469
			170,469
		Aerospace/Defense: 0.8%
6,900		Boeing Co.	516,810
4,400		General Dynamics Corp.	297,220
900		Goodrich Corp.	35,055
200		L-3 Communications Holdings, Inc.	15,078
3,930		Lockheed Martin Corp.	324,618
2,227		Northrop Grumman Corp.	148,786
4,641		Raytheon Co.	219,102
1,350		Rockwell Collins, Inc.	70,781
6,450		United Technologies Corp.	404,480
			2,031,930
		Agriculture: 0.6%
13,300		Altria Group, Inc.	1,110,949
4,260		Archer-Daniels-Midland Co.	175,384
3,480		Monsanto Co.	165,091
1,320		Reynolds American, Inc.	85,892
1,200		UST, Inc.	63,432
			1,600,748
		Airlines: 0.0%
5,100		Southwest Airlines Co.	88,332
			88,332
		Apparel: 0.1%
4,150	@	Coach, Inc.	125,289
950		Jones Apparel Group, Inc.	29,735
700		Liz Claiborne, Inc.	26,159
1,350		Nike, Inc.	109,026
650		VF Corp.	45,429
			335,638
		Auto Manufacturers: 0.1%
16,000		Ford Motor Co.	133,920
3,600		General Motors Corp.	105,048
1,800		Paccar, Inc.	98,406
			337,374
		Auto Parts & Equipment: 0.1%
1,450	@	Goodyear Tire & Rubber Co.	19,720
1,450		Johnson Controls, Inc.	104,299
			124,019
		Banks: 2.1%
2,150		AmSouth Bancorp.	61,598
29,565		Bank of America Corp.	1,521,711
4,950		Bank of New York Co., Inc.	167,063
3,554		BB&T Corp.	152,111
1,200		Comerica, Inc.	68,700
1,000		Compass Bancshares, Inc.	58,000
3,250		Fifth Third Bancorp.	127,855
400		First Horizon National Corp.	15,272

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund VI	as of August 31, 2006 (Unaudited) (continued)

Shares			Value

COMMON STOCK: 32.1% (continued)

600		Huntington Bancshares, Inc.	$14,352
3,000		Keycorp	110,370
550		M&T Bank Corp.	67,353
1,800		Marshall & Ilsley Corp.	83,934
2,600		Mellon Financial Corp.	96,798
4,660		National City Corp.	161,143
3,500		North Fork Bancorp., Inc.	96,040
1,500		Northern Trust Corp.	83,985
2,100		PNC Financial Services Group, Inc.	148,659
3,500		Regions Financial Corp.	125,965
2,100		State Street Corp.	129,780
2,400		SunTrust Banks, Inc.	183,360
2,089		Synovus Financial Corp.	60,748
15,500		US Bancorp.	497,085
10,381		Wachovia Corp.	567,114
21,400		Wells Fargo & Co.	743,650
150		Zions Bancorp.	11,849
			5,354,495
		Beverages: 0.9%
5,000		Anheuser-Busch Cos., Inc.	246,900
590		Brown-Forman Corp.	45,418
17,750		Coca-Cola Co.	795,378
2,500		Coca-Cola Enterprises, Inc.	55,750
500	@	Constellation Brands, Inc.	13,645
1,150		Pepsi Bottling Group, Inc.	40,262
14,290		PepsiCo, Inc.	932,851
			2,130,204
		Biotechnology: 0.3%
7,450	@	Amgen, Inc.	506,079
2,500	@	Biogen Idec, Inc.	110,350
1,900	@	Genzyme Corp.	125,837
400	@	Millipore Corp.	25,672
			767,938
		Building Materials: 0.1%
1,250		American Standard Cos., Inc.	52,213
3,250		Masco Corp.	89,083
600		Vulcan Materials Co.	47,166
			188,462
		Chemicals: 0.4%
1,400		Air Products & Chemicals, Inc.	92,806
500		Ashland, Inc.	31,570
6,200		Dow Chemical Co.	236,406
5,900		EI DuPont de Nemours & Co.	235,823
900		International Flavors & Fragrances, Inc.	35,793
1,710		PPG Industries, Inc.	108,346
2,050		Praxair, Inc.	117,691
1,450		Rohm & Haas Co.	63,945
850		Sherwin-Williams Co.	43,894
			966,274
		Commercial Services: 0.3%
1,200	@	Apollo Group, Inc.	60,252
1,500		Equifax, Inc.	47,685
2,500		H&R Block, Inc.	52,575
3,310		McKesson Corp.	168,148
1,900		Moody’s Corp.	116,242
2,750		Paychex, Inc.	98,753
1,050		Robert Half International, Inc.	32,487
1,650		RR Donnelley & Sons Co.	53,493
			629,635

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund VI	as of August 31, 2006 (Unaudited) (continued)

Shares			Value

COMMON STOCK: 32.1% (continued)

		Computers: 1.4%
200	@	Affiliated Computer Services, Inc.	$10,268
5,410	@	Apple Computer, Inc.	367,069
1,300	@	Computer Sciences Corp.	61,594
15,040	@	Dell, Inc.	339,152
3,850		Electronic Data Systems Corp.	91,746
15,150		EMC Corp.	176,498
30,650		Hewlett-Packard Co.	1,120,564
13,500		International Business Machines Corp.	1,093,095
250	@	Lexmark International, Inc.	14,018
1,700	@	NCR Corp.	59,143
2,580	@	Network Appliance, Inc.	88,339
1,300	@	Sandisk Corp.	76,596
25,400	@	Sun Microsystems, Inc.	126,746
2,200	@	Unisys Corp.	11,770
			3,636,598
		Cosmetics/Personal Care: 0.8%
800		Alberto-Culver Co.	39,384
3,400		Avon Products, Inc.	97,614
3,300		Colgate-Palmolive Co.	197,538
900		Estee Lauder Cos., Inc.	33,174
28,316		Procter & Gamble Co.	1,752,760
			2,120,470
		Distribution/Wholesale: 0.0%
1,136		Genuine Parts Co.	46,951
600		WW Grainger, Inc.	40,080
			87,031
		Diversified Financial Services: 2.8%
7,900		American Express Co.	415,066
1,980		Ameriprise Financial, Inc.	90,545
1,340		Bear Stearns Cos., Inc.	174,669
1,950		Capital One Financial Corp.	142,545
6,650		Charles Schwab Corp.	108,462
250		Chicago Mercantile Exchange Holdings, Inc.	110,000
1,300		CIT Group, Inc.	58,578
31,800		Citigroup, Inc.	1,569,330
4,468		Countrywide Financial Corp.	151,018
2,600	@	E*Trade Financial Corp.	61,334
6,150		Fannie Mae	323,798
700		Federated Investors, Inc.	23,436
1,200		Franklin Resources, Inc.	118,092
4,400		Freddie Mac	279,840
4,700		Goldman Sachs Group, Inc.	698,655
1,600		Janus Capital Group, Inc.	28,448
22,200		JPMorgan Chase & Co.	1,013,652
300		Legg Mason, Inc.	27,378
5,820		Lehman Brothers Holdings, Inc.	371,374
5,900		Merrill Lynch & Co., Inc.	433,827
11,650		Morgan Stanley	766,454
2,650		SLM Corp.	128,605
2,000		T. Rowe Price Group, Inc.	88,120
			7,183,226
		Electric: 1.0%
5,210	@	AES Corp.	110,660
1,300	@	Allegheny Energy, Inc.	54,262

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund VI	as of August 31, 2006 (Unaudited) (continued)

Shares			Value

COMMON STOCK: 32.1% (continued)

2,950		American Electric Power Co., Inc.	$107,616
2,400		Centerpoint Energy, Inc.	34,680
2,750	@	CMS Energy Corp.	40,260
450		Consolidated Edison, Inc.	20,790
1,300		Constellation Energy Group, Inc.	78,117
2,600		Dominion Resources, Inc.	207,714
1,500		DTE Energy Co.	62,610
9,302		Duke Energy Corp.	279,060
2,520		Edison International	109,973
600		Entergy Corp.	46,590
4,700		Exelon Corp.	286,606
3,100		FirstEnergy Corp.	176,886
3,000		FPL Group, Inc.	133,350
3,100		PG&E Corp	129,983
1,000		Pinnacle West Capital Corp.	45,940
2,700		PPL Corp.	94,419
1,750		Public Service Enterprise Group, Inc.	122,535
1,400		Southern Co.	47,978
4,400		TXU Corp.	291,324
3,750		Xcel Energy, Inc.	78,000
			2,559,353
		Electrical Components & Equipment: 0.1%
2,600		Emerson Electric Co.	213,590
1,100		Molex, Inc.	40,117
			253,707
		Electronics: 0.2%
3,650	@	Agilent Technologies, Inc.	117,384
1,700		Applera Corp. - Applied Biosystems Group	52,105
900		Fisher Scientific International, Inc.	70,407
1,450		Jabil Circuit, Inc.	38,904
1,500		PerkinElmer, Inc.	27,645
1,150	@	Thermo Electron Corp.	45,080
1,000	@	Waters Corp.	42,650
			394,175
		Entertainment: 0.0%
2,150		International Game Technology	83,162
			83,162
		Environmental Control: 0.1%
3,900		Waste Management, Inc.	133,692
			133,692
		Food: 0.4%
1,150		Campbell Soup Co.	43,206
4,050		ConAgra Foods, Inc.	96,390
1,000	@	Dean Foods Co.	39,620
3,450		General Mills, Inc.	187,094
2,400		HJ Heinz Co.	100,416
1,950		Kellogg Co.	98,865
5,250		Kroger Co.	125,003
1,050		McCormick & Co., Inc.	38,241
3,800		Safeway, Inc.	117,534
5,825		Sara Lee Corp.	96,870
2,231		Supervalu, Inc.	63,717
1,100		Whole Foods Market, Inc.	58,982
550		WM Wrigley Jr. Co.	25,531
			1,091,469

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund VI	as of August 31, 2006 (Unaudited) (continued)

Shares			Value

COMMON STOCK: 32.1% (continued)

		Forest Products & Paper: 0.1%
3,600		International Paper Co.	$125,172
1,300		Louisiana-Pacific Corp.	25,428
1,500		MeadWestvaco Corp.	38,325
300		Plum Creek Timber Co., Inc.	10,449
1,100		Temple-Inland, Inc.	48,972
600		Weyerhaeuser Co.	37,200
			285,546
		Gas: 0.1%
350		Nicor, Inc.	15,281
2,450		Sempra Energy	121,814
			137,095
		Hand/Machine Tools: 0.0%
600		Black & Decker Corp.	44,184
300		Snap-On, Inc.	13,110
800		Stanley Works	37,784
			95,078
		Healthcare - Products: 0.7%
4,150		Baxter International, Inc.	184,177
1,920		Becton Dickinson & Co.	133,824
1,800	@	Boston Scientific Corp.	31,392
650		CR Bard, Inc.	48,867
18,950		Johnson & Johnson	1,225,307
900		St. Jude Medical, Inc.	32,769
400		Stryker Corp.	19,212
1,900	@	Zimmer Holdings, Inc.	129,200
			1,804,748
		Healthcare - Services: 0.7%
6,060		Aetna, Inc.	225,856
1,665	@	Coventry Health Care, Inc.	90,310
2,050	@	Humana, Inc.	124,907
1,050	@	Laboratory Corp. of America Holdings	71,841
700		Quest Diagnostics	44,996
14,660		UnitedHealth Group, Inc.	761,587
7,140	@	WellPoint, Inc.	552,707
			1,872,204
		Home Furnishings: 0.0%
400		Harman International Industries, Inc.	32,448
300		Whirlpool Corp.	24,273
			56,721
		Household Products/Wares: 0.1%
200		Avery Dennison Corp.	12,388
1,000		Clorox Co.	59,810
350		Fortune Brands, Inc.	25,410
2,900		Kimberly-Clark Corp.	184,150
			281,758
		Housewares: 0.0%
2,200		Newell Rubbermaid, Inc.	59,378
			59,378
		Insurance: 1.7%
2,320	@@	ACE Ltd.	124,955
3,150		Aflac, Inc.	141,971
5,510		Allstate Corp.	319,249
700		AMBAC Financial Group, Inc.	60,613
16,500		American International Group, Inc.	1,053,030

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund VI	as of August 31, 2006 (Unaudited) (continued)

Shares			Value

COMMON STOCK: 32.1% (continued)

2,600		AON Corp.	$89,882
4,380		Chubb Corp.	219,701
820		Cigna Corp.	92,717
1,364		Cincinnati Financial Corp.	63,644
2,800		Genworth Financial, Inc.	96,404
1,950		Hartford Financial Services Group, Inc.	167,427
2,482		Lincoln National Corp.	150,657
2,970		Loews Corp.	114,286
1,050		MBIA, Inc.	64,712
8,310		Metlife, Inc.	457,299
750		MGIC Investment Corp.	43,403
2,050		Principal Financial Group	109,142
5,040		Progressive Corp.	123,934
3,160		Prudential Financial, Inc.	231,976
1,180		Safeco Corp.	68,098
4,410		St. Paul Travelers Cos., Inc.	193,599
750		Torchmark Corp.	46,658
2,200		UnumProvident Corp.	41,690
1,200	@@	XL Capital Ltd.	78,768
			4,153,815
		Internet: 0.4%
2,300	@	Amazon.com, Inc.	70,909
7,350	@	eBay, Inc.	204,771
1,300	@	Google, Inc.	492,089
950	@	Monster Worldwide, Inc.	38,703
8,088	@	Symantec Corp.	150,760
400	@	VeriSign, Inc.	8,096
			965,328
		Iron/Steel: 0.1%
600		Allegheny Technologies, Inc.	34,410
3,520		Nucor Corp.	172,022
900		United States Steel Corp.	52,353
			258,785
		Leisure Time: 0.1%
900		Brunswick Corp.	25,830
1,150		Carnival Corp.	48,185
1,750		Harley-Davidson, Inc.	102,393
200		Sabre Holdings Corp.	4,384
			180,792
		Lodging: 0.1%
2,500		Hilton Hotels Corp.	63,675
2,400		Marriott International, Inc.	90,384
1,650		Starwood Hotels & Resorts Worldwide, Inc.	87,879
520	@	Wyndham Worldwide Corp.	15,215
			257,153
		Machinery - Construction & Mining: 0.1%
4,300		Caterpillar, Inc.	285,305
			285,305
		Machinery - Diversified: 0.1%
400		Cummins, Inc.	45,928
1,700		Deere & Co.	132,770
1,110		Rockwell Automation, Inc.	62,582
			241,280
		Media: 1.0%
8,450		CBS Corp. - Class B	241,248

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund VI	as of August 31, 2006 (Unaudited) (continued)

Shares			Value

COMMON STOCK: 32.1% (continued)

3,800		Clear Channel Communications, Inc.	$110,352
13,600	@	Comcast Corp.	476,000
600		EW Scripps Co.	27,282
600		Gannett Co., Inc.	34,110
3,950		McGraw-Hill Cos., Inc.	220,845
500		Meredith Corp.	23,670
1,300		New York Times Co.	29,276
20,600		News Corp., Inc.	392,018
28,700		Time Warner, Inc.	476,994
600	@	Univision Communications, Inc.	20,736
4,550	@	Viacom, Inc. - Class B	165,165
14,000		Walt Disney Co.	415,100
			2,632,796
		Mining: 0.2%
5,600		Alcoa, Inc.	160,104
1,400		Freeport-McMoRan Copper & Gold, Inc.	81,494
2,800		Newmont Mining Corp.	143,500
1,300		Phelps Dodge Corp.	116,350
			501,448
		Miscellaneous Manufacturing: 1.5%
4,850		3M Co.	347,745
700	@	Cooper Industries Ltd.	57,316
1,550		Danaher Corp.	102,750
1,450		Dover Corp.	70,499
2,100		Eastman Kodak Co.	44,667
950		Eaton Corp.	63,175
66,450		General Electric Co.	2,263,287
7,200		Honeywell International, Inc.	278,784
2,600		Illinois Tool Works, Inc.	114,140
2,500	@@	Ingersoll-Rand Co.	95,050
1,200		ITT Corp.	58,740
1,300		Leggett & Platt, Inc.	29,965
1,100		Parker Hannifin Corp.	81,455
850		Textron, Inc.	71,281
5,300	@@	Tyco International Ltd.	138,595
			3,817,449
		Office/Business Equipment: 0.1%
1,550		Pitney Bowes, Inc.	67,565
5,900	@	Xerox Corp.	87,379
			154,944
		Oil & Gas: 3.1%
2,600		Anadarko Petroleum Corp.	121,966
2,150		Apache Corp.	140,352
1,000		Chesapeake Energy Corp.	31,570
17,593		Chevron Corp.	1,132,989
12,664		ConocoPhillips	803,278
2,500		Devon Energy Corp.	156,225
1,700		EOG Resources, Inc.	110,194
58,850		ExxonMobil Corp.	3,982,355
1,500		Hess Corp.	68,670
2,800		Marathon Oil Corp.	233,800
1,200		Murphy Oil Corp.	58,692
2,300	@, @@	Nabors Industries Ltd.	75,624
8,300		Occidental Petroleum Corp.	423,217
600		Rowan Cos., Inc.	20,520
1,000		Sunoco, Inc.	71,910
700	@	Transocean, Inc.	46,725
5,950		Valero Energy Corp.	341,530
2,500		XTO Energy, Inc.	114,425
			7,934,042

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund VI	as of August 31, 2006 (Unaudited) (continued)

Shares			Value

COMMON STOCK: 32.1% (continued)

		Oil & Gas Services: 0.3%
500		Baker Hughes, Inc.	$35,590
10,300		Halliburton Co.	335,986
6,700		Schlumberger Ltd.	410,710
			782,286
		Packaging & Containers: 0.1%
950		Ball Corp.	38,323
1,500	@	Pactiv Corp.	40,095
700		Sealed Air Corp.	36,309
			114,727
		Pharmaceuticals: 1.8%
9,800		Abbott Laboratories	477,260
1,050		Allergan, Inc.	120,288
2,280		AmerisourceBergen Corp.	100,685
800	@	Barr Pharmaceuticals, Inc.	45,200
2,700		Cardinal Health, Inc.	182,034
2,860		Caremark Rx, Inc.	165,708
1,300	@	Express Scripts, Inc.	109,304
2,400	@	Forest Laboratories, Inc.	119,952
2,900	@	Gilead Sciences, Inc.	183,860
1,900	@	Hospira, Inc.	69,597
2,950	@	King Pharmaceuticals, Inc.	47,849
2,099	@	Medco Health Solutions, Inc.	133,014
18,850		Merck & Co., Inc.	764,368
1,700		Mylan Laboratories	34,544
46,900		Pfizer, Inc.	1,292,564
9,450		Schering-Plough Corp.	197,978
1,050	@	Watson Pharmaceuticals, Inc.	26,922
8,600		Wyeth	418,820
			4,489,947
		Pipelines: 0.0%
4,100		El Paso Corp.	59,532
850		Williams Cos., Inc.	20,936
			80,468
		Real Estate: 0.0%
650	@	Realogy Corp.	13,910
			13,910
		Real Estate Investment Trusts: 0.1%
900		Apartment Investment & Management Co.	46,116
2,300		Equity Office Properties Trust	85,307
500		Kimco Realty Corp.	20,775
200		Public Storage, Inc.	17,330
1,200		Simon Property Group, Inc.	101,748
			271,276
		Retail: 2.0%
1,500	@	Autonation, Inc.	29,145
300	@	Autozone, Inc.	27,090
1,950	@	Bed Bath & Beyond, Inc.	65,774
2,565		Best Buy Co., Inc.	120,555
1,700		Circuit City Stores, Inc.	40,137
4,050		Costco Wholesale Corp.	189,500
5,800		CVS Corp.	194,590
850		Darden Restaurants, Inc.	30,090

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund VI	as of August 31, 2006 (Unaudited) (continued)

Shares			Value

COMMON STOCK: 32.1% (continued)

2,200		Dollar General Corp.	$28,292
650		Family Dollar Stores, Inc.	16,621
4,012		Federated Department Stores, Inc.	152,376
4,550		Gap, Inc.	76,486
13,540		Home Depot, Inc.	464,287
1,950		JC Penney Co., Inc.	122,928
2,600	@	Kohl’s Corp.	162,526
2,650		Limited Brands, Inc.	68,185
10,000		Lowe’s Cos., Inc.	270,600
13,650		McDonald’s Corp.	490,035
1,600		Nordstrom, Inc.	59,760
3,000	@	Office Depot, Inc.	110,520
890	@	Sears Holding Corp.	128,258
8,350		Staples, Inc.	188,376
7,700	@	Starbucks Corp.	238,777
5,650		Target Corp.	273,404
500		Tiffany & Co.	15,800
3,450		TJX Cos., Inc.	92,288
15,950		Wal-Mart Stores, Inc.	713,284
8,720		Walgreen Co.	431,291
900		Wendy’s International, Inc.	57,510
1,750		Yum! Brands, Inc.	85,540
			4,944,025
		Savings & Loans: 0.1%
1,700		Golden West Financial Corp.	128,333
525		Sovereign Bancorp., Inc.	10,941
2,462		Washington Mutual, Inc.	103,133
			242,407
		Semiconductors: 0.9%
4,800	@	Advanced Micro Devices, Inc.	119,952
2,800	@	Altera Corp.	56,644
2,350		Analog Devices, Inc.	72,004
10,150		Applied Materials, Inc.	171,332
1,175	@	Broadcom Corp.	34,592
3,577	@	Freescale Semiconductor, Inc.	110,565
37,530		Intel Corp.	733,336
2,200		Linear Technology Corp.	74,822
2,700	@	LSI Logic Corp.	21,735
2,200		Maxim Integrated Products	64,020
8,000		Micron Technology, Inc.	138,240
4,100		National Semiconductor Corp.	99,589
100	@	Novellus Systems, Inc.	2,792
2,700	@	Nvidia Corp.	78,597
1,900	@	QLogic Corp.	34,922
10,200		Texas Instruments, Inc.	332,418
2,600		Xilinx, Inc.	59,462
			2,205,022
		Software: 1.2%
3,890	@	Adobe Systems, Inc.	126,192
1,520	@	Autodesk, Inc.	52,835
3,650		Automatic Data Processing, Inc.	172,280
2,450	@	BMC Software, Inc.	65,219
3,750		CA, Inc.	88,388
1,100	@	Citrix Systems, Inc.	33,748
3,850	@	Compuware Corp.	29,260
2,200	@	Electronic Arts, Inc.	112,134
4,917		First Data Corp.	211,283
1,600	@	Fiserv, Inc.	70,672
1,550		IMS Health, Inc.	42,300

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund VI	as of August 31, 2006 (Unaudited) (continued)

Shares			Value

COMMON STOCK: 32.1% (continued)

2,600	@	Intuit, Inc.	$78,572
56,700		Microsoft Corp.	1,456,623
2,400	@	Novell, Inc.	16,008
34,020	@	Oracle Corp.	532,413
672	@	Parametric Technology Corp.	10,826
			3,098,753
		Telecommunications: 2.2%
700		Alltel Corp.	37,947
30,062		AT&T, Inc.	935,830
3,100	@	Avaya, Inc.	32,395
12,700		BellSouth Corp.	517,144
1,300		CenturyTel, Inc.	51,766
66,650	@	Cisco Systems, Inc.	1,465,634
2,500		Citizens Communications Co.	34,475
350	@	Comverse Technology, Inc.	7,315
9,850	@	Corning, Inc.	219,064
1,275		Embarq Corp.	60,116
25,090		Motorola, Inc.	586,604
10,550		Qualcomm, Inc.	397,419
20,900		Sprint Nextel Corp.	353,628
2,700	@	Tellabs, Inc.	27,513
19,300		Verizon Communications, Inc.	678,974
723		Windstream Corp.	9,544
			5,415,368
		Textiles: 0.0%
1,350		Cintas Corp.	49,991
			49,991
		Toys/Games/Hobbies: 0.0%
1,700		Hasbro, Inc.	34,510
3,100		Mattel, Inc.	58,404
			92,914
		Transportation: 0.5%
2,350		Burlington Northern Santa Fe Corp.	157,333
3,180		CSX Corp.	96,100
2,000		FedEx Corp.	202,060
4,500		Norfolk Southern Corp.	192,285
650		Union Pacific Corp.	52,228
7,000		United Parcel Service, Inc.	490,350
			1,190,356
		Total Common Stock
		(Cost $76,561,706)	81,235,516

Principal Amount		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS: 66.0%

	Federal Agricultural Mortgage Corp.: 18.2%
$50,000,000	5.150%, due 04/22/08	$46,045,200

	Federal National Mortgage Association: 41.9%
115,000,000	5.150%, due 04/22/08	105,903,960

	Financing Corp. STRIP: 5.9%
16,301,000	5.120%, due 04/06/08	15,051,072

	Total U.S. Government Agency Obligations
	(Cost $171,961,582)	167,000,232

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund VI	as of August 31, 2006 (Unaudited) (continued)

Principal Amount				Value

U.S. TREASURY OBLIGATION: 0.9%

		U.S. Treasury STRIP: 0.9%
2,492,000		4.890%, due 02/15/08		$2,323,770

		Total U.S. Treasury Obligation
		(Cost $2,321,177)		2,323,770

		Total Long-Term Investments
		(Cost $250,844,465)		250,559,518

SHORT-TERM INVESTMENT: 1.2%

		Repurchase Agreement: 1.2%
3,131,000		Morgan Stanley Repurchase Agreement dated 08/31/06, 5.250%, due 09/01/06, $3,131,457 to be received upon repurchase (Collateralized by $6,670,000 Resolution Funding Corp, Discount Note, Market Value plus accrued interest $3,194,597, due 01/15/21).		3,131,000

		Total Short-Term Investment
		(Cost $3,131,000)		3,131,000

		Total Investments in Securities
		(Cost $253,975,465)*	100.3%	$253,690,518
		Other Assets and Liabilities - Net	(0.3)	(845,918)
		Net Assets	100.0%	$252,844,600

	@	Non-income producing security
	@@	Foreign Issuer
	STRIP	Separate Trading of Registered Interest and Principal of Securities
	*	Cost for federal income tax purposes is $255,250,132.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation	$5,956,554
		Gross Unrealized Depreciation	(7,516,168)
		Net Unrealized Depreciation	$(1,559,614)

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund VII	as of August 31, 2006 (Unaudited)

Shares			Value

COMMON STOCK: 30.0%

		Advertising: 0.1%
950		Omnicom Group	$83,049
			83,049
		Aerospace/Defense: 0.7%
3,200		Boeing Co.	239,680
1,300		General Dynamics Corp.	87,815
400		Goodrich Corp.	15,580
50		L-3 Communications Holdings, Inc.	3,770
1,770		Lockheed Martin Corp.	146,202
1,065		Northrop Grumman Corp.	71,153
2,270		Raytheon Co.	107,167
600		Rockwell Collins, Inc.	31,458
2,950		United Technologies Corp.	184,995
			887,820
		Agriculture: 0.6%
6,250		Altria Group, Inc.	522,063
1,950		Archer-Daniels-Midland Co.	80,282
1,720		Monsanto Co.	81,597
540		Reynolds American, Inc.	35,138
500		UST, Inc.	26,430
			745,510
		Airlines: 0.1%
3,500		Southwest Airlines Co.	60,620
			60,620
		Apparel: 0.1%
1,910	@	Coach, Inc.	57,663
500		Jones Apparel Group, Inc.	15,650
339		Liz Claiborne, Inc.	12,668
630		Nike, Inc.	50,879
210		VF Corp.	14,677
			151,537
		Auto Manufacturers: 0.1%
5,550		Ford Motor Co.	46,454
1,700		General Motors Corp.	49,606
900		Paccar, Inc.	49,203
			145,263
		Auto Parts & Equipment: 0.1%
500	@	Goodyear Tire & Rubber Co.	6,800
700		Johnson Controls, Inc.	50,351
			57,151
		Banks: 2.0%
1,150		AmSouth Bancorp.	32,948
13,571		Bank of America Corp.	698,499
2,450		Bank of New York Co., Inc.	82,688
1,634		BB&T Corp.	69,935
550		Comerica, Inc.	31,488
450		Compass Bancshares, Inc.	26,100
1,700		Fifth Third Bancorp.	66,878
250		First Horizon National Corp.	9,545

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund VII	as of August 31, 2006 (Unaudited) (continued)

Shares			Value

COMMON STOCK: 30.0% (continued)

150		Huntington Bancshares, Inc.	$3,588
1,150		Keycorp	42,309
200		M&T Bank Corp.	24,492
650		Marshall & Ilsley Corp.	30,310
1,250		Mellon Financial Corp.	46,538
2,170		National City Corp.	75,039
1,500		North Fork Bancorp., Inc.	41,160
550		Northern Trust Corp.	30,795
900		PNC Financial Services Group, Inc.	63,711
1,300		Regions Financial Corp.	46,787
1,100		State Street Corp.	67,980
1,050		SunTrust Banks, Inc.	80,220
944		Synovus Financial Corp.	27,452
7,150		US Bancorp.	229,301
4,774		Wachovia Corp.	260,804
9,700		Wells Fargo & Co.	337,075
100		Zions Bancorp.	7,899
			2,433,541
		Beverages: 0.8%
2,250		Anheuser-Busch Cos., Inc.	111,105
380		Brown-Forman Corp.	29,252
8,150		Coca-Cola Co.	365,202
1,350		Coca-Cola Enterprises, Inc.	30,105
100	@	Constellation Brands, Inc.	2,729
600		Pepsi Bottling Group, Inc.	21,006
6,570		PepsiCo, Inc.	428,890
			988,289
		Biotechnology: 0.3%
3,400	@	Amgen, Inc.	230,962
1,200	@	Biogen Idec, Inc.	52,968
800	@	Genzyme Corp.	52,984
200	@	Millipore Corp.	12,836
			349,750
		Building Materials: 0.1%
600		American Standard Cos., Inc.	25,062
1,250		Masco Corp.	34,263
400		Vulcan Materials Co.	31,444
			90,769
		Chemicals: 0.4%
700		Air Products & Chemicals, Inc.	46,403
2,850		Dow Chemical Co.	108,671
2,700		EI DuPont de Nemours & Co.	107,919
400		International Flavors & Fragrances, Inc.	15,908
800		PPG Industries, Inc.	50,688
1,050		Praxair, Inc.	60,281
600		Rohm & Haas Co.	26,460
400		Sherwin-Williams Co.	20,656
			436,986
		Commercial Services: 0.2%
500	@	Apollo Group, Inc.	25,105
650		Equifax, Inc.	20,664
1,300		H&R Block, Inc.	27,339
1,480		McKesson Corp.	75,184
700		Moody’s Corp.	42,826
1,000		Paychex, Inc.	35,910
500		Robert Half International, Inc.	15,470
850		RR Donnelley & Sons Co.	27,557
			270,055

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund VII	as of August 31, 2006 (Unaudited) (continued)

Shares			Value

COMMON STOCK: 30.0% (continued)

		Computers: 1.3%
100	@	Affiliated Computer Services, Inc.	$5,134
2,480	@	Apple Computer, Inc.	168,268
650	@	Computer Sciences Corp.	30,797
6,850	@	Dell, Inc.	154,468
1,950		Electronic Data Systems Corp.	46,469
6,900	@	EMC Corp.	80,385
14,000		Hewlett-Packard Co.	511,840
6,200		International Business Machines Corp.	502,014
150	@	Lexmark International, Inc.	8,411
700	@	NCR Corp.	24,353
1,050	@	Network Appliance, Inc.	35,952
700	@	Sandisk Corp.	41,244
11,200	@	Sun Microsystems, Inc.	55,888
1,200	@	Unisys Corp.	6,420
			1,671,643
		Cosmetics/Personal Care: 0.8%
350		Alberto-Culver Co.	17,231
1,300		Avon Products, Inc.	37,323
1,650		Colgate-Palmolive Co.	98,769
400		Estee Lauder Cos., Inc.	14,744
12,983		Procter & Gamble Co.	803,648
			971,715
		Distribution/Wholesale: 0.0%
529		Genuine Parts Co.	21,864
350		WW Grainger, Inc.	23,380
			45,244
		Diversified Financial Services: 2.7%
3,600		American Express Co.	189,144
740		Ameriprise Financial, Inc.	33,840
550		Bear Stearns Cos., Inc.	71,693
950		Capital One Financial Corp.	69,445
3,900		Charles Schwab Corp.	63,609
110		Chicago Mercantile Exchange Holdings, Inc.	48,400
600		CIT Group, Inc.	27,036
14,600		Citigroup, Inc.	720,510
1,798		Countrywide Financial Corp.	60,772
1,400	@	E*Trade Financial Corp.	33,026
2,850		Fannie Mae	150,053
350		Federated Investors, Inc.	11,718
550		Franklin Resources, Inc.	54,126
2,000		Freddie Mac	127,200
2,200		Goldman Sachs Group, Inc.	327,030
800		Janus Capital Group, Inc.	14,224
10,200		JPMorgan Chase & Co.	465,732
200		Legg Mason, Inc.	18,252
2,720		Lehman Brothers Holdings, Inc.	173,563
2,700		Merrill Lynch & Co., Inc.	198,531
5,300		Morgan Stanley	348,687
1,300		SLM Corp.	63,089
900		T. Rowe Price Group, Inc.	39,654
			3,309,334
		Electric: 0.9%
2,220	@	AES Corp.	47,153
650	@	Allegheny Energy, Inc.	27,131
1,350		American Electric Power Co., Inc.	49,248

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund VII	as of August 31, 2006 (Unaudited) (continued)

Shares			Value

COMMON STOCK: 30.0% (continued)

1,150		Centerpoint Energy, Inc.	$16,618
900	@	CMS Energy Corp.	13,176
250		Consolidated Edison, Inc.	11,550
550		Constellation Energy Group, Inc.	33,050
1,200		Dominion Resources, Inc.	95,868
700		DTE Energy Co.	29,218
4,298		Duke Energy Corp.	128,940
1,220		Edison International	53,241
300		Entergy Corp.	23,295
2,200		Exelon Corp.	134,156
1,400		FirstEnergy Corp.	79,884
1,350		FPL Group, Inc.	60,008
1,200		PG&E Corp	50,316
400		Pinnacle West Capital Corp.	18,376
1,200		PPL Corp.	41,964
850		Public Service Enterprise Group, Inc.	59,517
700		Southern Co.	23,989
1,960		TXU Corp.	129,772
1,900		Xcel Energy, Inc.	39,520
			1,165,990
		Electrical Components & Equipment: 0.1%
1,350		Emerson Electric Co.	110,903
500		Molex, Inc.	18,235
			129,138
		Electronics: 0.1%
1,300	@	Agilent Technologies, Inc.	41,808
700		Applera Corp. - Applied Biosystems Group	21,455
400		Fisher Scientific International, Inc.	31,292
700		Jabil Circuit, Inc.	18,781
400		PerkinElmer, Inc.	7,372
600	@	Thermo Electron Corp.	23,520
450	@	Waters Corp.	19,193
			163,421
		Entertainment: 0.0%
950		International Game Technology	36,746
			36,746
		Environmental Control: 0.1%
1,600		Waste Management, Inc.	54,848
			54,848
		Food: 0.4%
750		Campbell Soup Co.	28,178
1,950		ConAgra Foods, Inc.	46,410
500	@	Dean Foods Co.	19,810
1,400		General Mills, Inc.	75,922
1,000		HJ Heinz Co.	41,840
950		Kellogg Co.	48,165
2,450		Kroger Co.	58,335
400		McCormick & Co., Inc.	14,568
1,550		Safeway, Inc.	47,942
2,863		Sara Lee Corp.	47,612
636		Supervalu, Inc.	18,164
400		Whole Foods Market, Inc.	21,448
250		WM Wrigley Jr. Co.	11,605
			479,999
		Forest Products & Paper: 0.1%
1,600		International Paper Co.	55,632

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund VII	as of August 31, 2006 (Unaudited) (continued)

Shares			Value

COMMON STOCK: 30.0% (continued)

400		Louisiana-Pacific Corp.	$7,824
500		MeadWestvaco Corp.	12,775
150		Plum Creek Timber Co., Inc.	5,225
600		Temple-Inland, Inc.	26,712
300		Weyerhaeuser Co.	18,600
			126,768
		Gas: 0.0%
1,100		Sempra Energy	54,692
			54,692
		Hand/Machine Tools: 0.0%
290		Black & Decker Corp.	21,356
100		Snap-On, Inc.	4,370
350		Stanley Works	16,531
			42,257
		Healthcare - Products: 0.7%
1,900		Baxter International, Inc.	84,322
790		Becton Dickinson & Co.	55,063
800	@	Boston Scientific Corp.	13,952
400		CR Bard, Inc.	30,072
8,650		Johnson & Johnson	559,309
450		St. Jude Medical, Inc.	16,385
200		Stryker Corp.	9,606
700	@	Zimmer Holdings, Inc.	47,600
			816,309
		Healthcare - Services: 0.7%
2,850		Aetna, Inc.	106,220
825	@	Coventry Health Care, Inc.	44,748
860	@	Humana, Inc.	52,400
450	@	Laboratory Corp. of America Holdings	30,789
600		Quest Diagnostics	38,568
6,730		UnitedHealth Group, Inc.	349,624
3,250	@	WellPoint, Inc.	251,583
			873,932
		Home Furnishings: 0.0%
300		Harman International Industries, Inc.	24,336
300		Whirlpool Corp.	24,273
			48,609
		Household Products/Wares: 0.1%
100		Avery Dennison Corp.	6,194
400		Clorox Co.	23,924
200		Fortune Brands, Inc.	14,520
1,450		Kimberly-Clark Corp.	92,075
			136,713
		Housewares: 0.0%
1,100		Newell Rubbermaid, Inc.	29,689
			29,689
		Insurance: 1.6%
1,130	@@	ACE Ltd.	60,862
1,500		Aflac, Inc.	67,605
2,500		Allstate Corp.	144,850
450		AMBAC Financial Group, Inc.	38,966
7,600		American International Group, Inc.	485,032
900		AON Corp.	31,113
2,000		Chubb Corp.	100,320

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund VII	as of August 31, 2006 (Unaudited) (continued)

Shares			Value

COMMON STOCK: 30.0% (continued)

460		Cigna Corp.	$52,012
692		Cincinnati Financial Corp.	32,289
1,400		Genworth Financial, Inc.	48,202
950		Hartford Financial Services Group, Inc.	81,567
1,388		Lincoln National Corp.	84,252
1,350		Loews Corp.	51,948
500		MBIA, Inc.	30,815
3,840		Metlife, Inc.	211,315
350		MGIC Investment Corp.	20,255
950		Principal Financial Group	50,578
2,500		Progressive Corp.	61,475
1,420		Prudential Financial, Inc.	104,242
400		Safeco Corp.	23,084
2,020		St. Paul Travelers Cos., Inc.	88,678
350		Torchmark Corp.	21,774
1,150		UnumProvident Corp.	21,793
500	@@	XL Capital Ltd.	32,820
			1,945,847
		Internet: 0.4%
1,000	@	Amazon.com, Inc.	30,830
3,700	@	eBay, Inc.	103,082
600	@	Google, Inc.	227,118
450	@	Monster Worldwide, Inc.	18,333
3,050	@	Symantec Corp.	56,852
200	@	VeriSign, Inc.	4,048
			440,263
		Iron/Steel: 0.1%
300		Allegheny Technologies, Inc.	17,205
1,760		Nucor Corp.	86,011
420		United States Steel Corp.	24,431
			127,647
		Leisure Time: 0.1%
400		Brunswick Corp.	11,480
550		Carnival Corp.	23,045
800		Harley-Davidson, Inc.	46,808
550		Sabre Holdings Corp.	12,056
			93,389
		Lodging: 0.1%
1,100		Hilton Hotels Corp.	28,017
1,180		Marriott International, Inc.	44,439
650		Starwood Hotels & Resorts Worldwide, Inc.	34,619
230	@	Wyndham Worldwide Corp.	6,730
			113,805
		Machinery - Construction & Mining: 0.1%
2,000		Caterpillar, Inc.	132,700
			132,700
		Machinery - Diversified: 0.1%
250		Cummins, Inc.	28,705
800		Deere & Co.	62,480
500		Rockwell Automation, Inc.	28,190
			119,375
		Media: 1.0%
3,025		CBS Corp. - Class B	86,364
1,700		Clear Channel Communications, Inc.	49,368
6,200	@	Comcast Corp.	217,000

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund VII	as of August 31, 2006 (Unaudited) (continued)

Shares			Value

COMMON STOCK: 30.0% (continued)

400		EW Scripps Co.	$18,188
300		Gannett Co., Inc.	17,055
1,890		McGraw-Hill Cos., Inc.	105,670
100		Meredith Corp.	4,734
200		New York Times Co.	4,504
9,450		News Corp., Inc.	179,834
13,150		Time Warner, Inc.	218,553
700	@	Univision Communications, Inc.	24,192
2,125	@	Viacom, Inc. - Class B	77,138
6,400		Walt Disney Co.	189,760
			1,192,360
		Mining: 0.2%
2,800		Alcoa, Inc.	80,052
550		Freeport-McMoRan Copper & Gold, Inc.	32,016
1,400		Newmont Mining Corp.	71,750
600		Phelps Dodge Corp.	53,700
			237,518
		Miscellaneous Manufacturing: 1.4%
2,250		3M Co.	161,325
400	@	Cooper Industries Ltd.	32,752
650		Danaher Corp.	43,089
800		Dover Corp.	38,896
1,100		Eastman Kodak Co.	23,397
400		Eaton Corp.	26,600
30,950		General Electric Co.	1,054,157
3,300		Honeywell International, Inc.	127,776
1,200		Illinois Tool Works, Inc.	52,680
1,200	@@	Ingersoll-Rand Co.	45,624
500		ITT Corp.	24,475
700		Leggett & Platt, Inc.	16,135
500		Parker Hannifin Corp.	37,025
500		Textron, Inc.	41,930
2,400	@@	Tyco International Ltd.	62,760
			1,788,621
		Office/Business Equipment: 0.1%
850		Pitney Bowes, Inc.	37,052
3,200	@	Xerox Corp.	47,392
			84,444
		Oil & Gas: 2.9%
1,200		Anadarko Petroleum Corp.	56,292
900		Apache Corp.	58,752
400		Chesapeake Energy Corp.	12,628
8,071		Chevron Corp.	519,772
5,832		ConocoPhillips	369,924
1,100		Devon Energy Corp.	68,739
900		EOG Resources, Inc.	58,338
27,000		ExxonMobil Corp.	1,827,052
750		Hess Corp.	34,335
1,400		Marathon Oil Corp.	116,900
500		Murphy Oil Corp.	24,455
900	@, @@	Nabors Industries Ltd.	29,592
3,900		Occidental Petroleum Corp.	198,861
400		Rowan Cos., Inc.	13,680
500		Sunoco, Inc.	35,955
200	@	Transocean, Inc.	13,350
2,700		Valero Energy Corp.	154,980
900		XTO Energy, Inc.	41,193
			3,634,798

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund VII	as of August 31, 2006 (Unaudited) (continued)

Shares			Value

COMMON STOCK: 30.0% (continued)

		Oil & Gas Services: 0.3%
400		Baker Hughes, Inc.	$28,472
4,250		Halliburton Co.	138,635
3,100		Schlumberger Ltd.	190,030
			357,137
		Packaging & Containers: 0.0%
300		Ball Corp.	12,102
400		Sealed Air Corp.	20,748
			32,850
		Pharmaceuticals: 1.6%
4,500		Abbott Laboratories	219,150
450		Allergan, Inc.	51,552
1,120		AmerisourceBergen Corp.	49,459
400	@	Barr Pharmaceuticals, Inc.	22,600
1,200		Cardinal Health, Inc.	80,904
1,280		Caremark Rx, Inc.	74,163
600	@	Express Scripts, Inc.	50,448
950	@	Forest Laboratories, Inc.	47,481
1,350	@	Gilead Sciences, Inc.	85,590
870	@	Hospira, Inc.	31,868
1,310	@	King Pharmaceuticals, Inc.	21,248
891	@	Medco Health Solutions, Inc.	56,463
8,600		Merck & Co., Inc.	348,730
900		Mylan Laboratories	18,288
21,500		Pfizer, Inc.	592,540
4,300		Schering-Plough Corp.	90,085
450	@	Watson Pharmaceuticals, Inc.	11,538
3,900		Wyeth	189,930
			2,042,037
		Pipelines: 0.0%
1,900		El Paso Corp.	27,588
350		Williams Cos., Inc.	8,621
			36,209
		Real Estate: 0.0%
287	@	Realogy Corp.	6,142
			6,142
		Real Estate Investment Trusts: 0.1%
350		Apartment Investment & Management Co.	17,934
1,100		Equity Office Properties Trust	40,799
300		Kimco Realty Corp.	12,465
200		Public Storage, Inc.	17,330
500		Simon Property Group, Inc.	42,395
			130,923
		Retail: 1.9%
400	@	Autonation, Inc.	7,772
300	@	Autozone, Inc.	27,090
1,100	@	Bed Bath & Beyond, Inc.	37,103
1,240		Best Buy Co., Inc.	58,280
650		Circuit City Stores, Inc.	15,347
1,900		Costco Wholesale Corp.	88,901
2,400		CVS Corp.	80,520
450		Darden Restaurants, Inc.	15,930
1,200		Dollar General Corp.	15,432
350		Family Dollar Stores, Inc.	8,950

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund VII	as of August 31, 2006 (Unaudited) (continued)

Shares			Value

COMMON STOCK: 30.0% (continued)

2,172		Federated Department Stores, Inc.	$82,493
2,200		Gap, Inc.	36,982
6,170		Home Depot, Inc.	211,569
1,000		JC Penney Co., Inc.	63,040
1,350	@	Kohl’s Corp.	84,389
1,900		Limited Brands, Inc.	48,887
4,500		Lowe’s Cos., Inc.	121,770
6,250		McDonald’s Corp.	224,375
800		Nordstrom, Inc.	29,880
1,450	@	Office Depot, Inc.	53,418
430	@	Sears Holding Corp.	61,967
3,625		Staples, Inc.	81,780
3,850	@	Starbucks Corp.	119,389
2,550		Target Corp.	123,395
300		Tiffany & Co.	9,480
1,600		TJX Cos., Inc.	42,800
7,250		Wal-Mart Stores, Inc.	324,220
4,010		Walgreen Co.	198,335
400		Wendy’s International, Inc.	25,560
800		Yum! Brands, Inc.	39,104
			2,338,158
		Savings & Loans: 0.1%
800		Golden West Financial Corp.	60,392
315		Sovereign Bancorp., Inc.	6,565
1,191		Washington Mutual, Inc.	49,891
			116,848
		Semiconductors: 0.8%
1,900	@	Advanced Micro Devices, Inc.	47,481
1,500	@	Altera Corp.	30,345
1,150		Analog Devices, Inc.	35,236
4,650		Applied Materials, Inc.	78,492
500	@	Broadcom Corp.	14,720
1,994	@	Freescale Semiconductor, Inc.	61,635
17,200		Intel Corp.	336,088
1,100		Linear Technology Corp.	37,411
1,500	@	LSI Logic Corp.	12,075
1,150		Maxim Integrated Products	33,465
3,700	@	Micron Technology, Inc.	63,936
1,300		National Semiconductor Corp.	31,577
700	@	Novellus Systems, Inc.	19,544
1,500	@	Nvidia Corp.	43,665
900	@	QLogic Corp.	16,542
4,700		Texas Instruments, Inc.	153,173
1,200		Xilinx, Inc.	27,444
			1,042,829
		Software: 1.1%
1,870	@	Adobe Systems, Inc.	60,663
880	@	Autodesk, Inc.	30,589
1,700		Automatic Data Processing, Inc.	80,240
1,150	@	BMC Software, Inc.	30,613
1,350		CA, Inc.	31,820
600	@	Citrix Systems, Inc.	18,408
2,140	@	Compuware Corp.	16,264
850	@	Electronic Arts, Inc.	43,325
2,249		First Data Corp.	96,640
500	@	Fiserv, Inc.	22,085
200		IMS Health, Inc.	5,458
1,300	@	Intuit, Inc.	39,286
26,000		Microsoft Corp.	667,940

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund VII	as of August 31, 2006 (Unaudited) (continued)

Shares			Value

COMMON STOCK: 30.0% (continued)

1,450	@	Novell, Inc.	$9,672
15,680	@	Oracle Corp.	245,392
296	@	Parametric Technology Corp.	4,769
			1,403,164
		Telecommunications: 2.0%
300		Alltel Corp.	16,263
13,686		AT&T, Inc.	426,045
1,450	@	Avaya, Inc.	15,153
5,800		BellSouth Corp.	236,176
500		CenturyTel, Inc.	19,910
30,500	@	Cisco Systems, Inc.	670,695
1,200		Citizens Communications Co.	16,548
200	@	Comverse Technology, Inc.	4,180
4,500	@	Corning, Inc.	100,080
548		Embarq Corp.	25,838
12,420		Motorola, Inc.	290,380
4,850		Qualcomm, Inc.	182,700
9,668		Sprint Nextel Corp.	163,583
1,900	@	Tellabs, Inc.	19,361
8,850		Verizon Communications, Inc.	311,343
310		Windstream Corp.	4,092
			2,502,347
		Textiles: 0.0%
650		Cintas Corp.	24,070
			24,070
		Toys/Games/Hobbies: 0.0%
1,000		Hasbro, Inc.	20,300
1,500		Mattel, Inc.	28,260
			48,560
		Transportation: 0.4%
1,050		Burlington Northern Santa Fe Corp.	70,298
1,560		CSX Corp.	47,143
900		FedEx Corp.	90,927
2,050		Norfolk Southern Corp.	87,597
300		Union Pacific Corp.	24,105
3,150		United Parcel Service, Inc.	220,658
			540,728
		Total Common Stock
		(Cost $35,310,081)	37,390,156

Principal Amount		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS: 62.1%

	Federal Home Loan Mortgage Corporation: 36.3%
$49,500,000	5.120%, due 06/26/08	$45,201,767

	Federal National Mortgage Association: 25.8%
35,000,000	5.160%, due 05/15/08	32,128,985

	Total U.S. Government Agency Obligations
	(Cost $80,679,317)	77,330,752

U.S. TREASURY OBLIGATION: 7.4%

	U.S. Treasury STRIP: 7.4%
10,068,000	4.870%, due 05/15/08	9,284,035

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund VII	as of August 31, 2006 (Unaudited) (continued)

Principal Amount				Value

U.S. TREASURY OBLIGATION: 7.4% (continued)

		Total U.S. Treasury Obligation
		(Cost $9,255,851)		$9,284,035

		Total Long-Term Investments
		(Cost $125,245,249)		124,004,943

SHORT-TERM INVESTMENT: 0.8%

		Repurchase Agreement: 0.8%
$1,047,000		Morgan Stanley Repurchase Agreement dated 08/31/06, 5.250%, due 09/01/06, $1,047,153 to be received upon repurchase (Collateralized by $2,230,000 Resolution Funding Corp, Discount Note, Market Value $1,068,059, due 01/15/21).		1,047,000

		Total Short-Term Investment
		(Cost $1,047,000)		1,047,000

		Total Investments in Securities
		(Cost $126,292,249)*	100.3%	$125,051,943
		Other Assets and Liabilities - Net	(0.3)	(384,950)
		Net Assets	100.0%	$124,666,993

	@	Non-income producing security
	@@	Foreign Issuer
	STRIP	Separate Trading of Registered Interest and Principal of Securities
	*	Cost for federal income tax purposes is $126,942,467.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation	$2,596,104
		Gross Unrealized Depreciation	(4,486,628)
		Net Unrealized Depreciation	$(1,890,524)

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund VIII	as of August 31, 2006 (Unaudited)

Shares			Value

COMMON STOCK: 34.9%

		Advertising: 0.1%
620		Omnicom Group	$54,200
			54,200
		Aerospace/Defense: 0.9%
2,320		Boeing Co.	173,768
1,330		General Dynamics Corp.	89,842
350		Goodrich Corp.	13,633
50		L-3 Communications Holdings, Inc.	3,770
1,290		Lockheed Martin Corp.	106,554
747		Northrop Grumman Corp.	49,907
1,304		Raytheon Co.	61,562
470		Rockwell Collins, Inc.	24,642
2,150		United Technologies Corp.	134,827
			658,505
		Agriculture: 0.7%
4,440		Altria Group, Inc.	370,873
1,400		Archer-Daniels-Midland Co.	57,638
1,200		Monsanto Co.	56,928
340		Reynolds American, Inc.	22,124
350		UST, Inc.	18,501
			526,064
		Airlines: 0.0%
1,850		Southwest Airlines Co.	32,042
			32,042
		Apparel: 0.2%
1,310	@	Coach, Inc.	39,549
470		Jones Apparel Group, Inc.	14,711
210		Liz Claiborne, Inc.	7,848
420		Nike, Inc.	33,919
260		VF Corp.	18,171
			114,198
		Auto Manufacturers: 0.1%
3,980		Ford Motor Co.	33,313
1,200		General Motors Corp.	35,016
675		Paccar, Inc.	36,902
			105,231
		Auto Parts & Equipment: 0.0%
400	@	Goodyear Tire & Rubber Co.	5,440
420		Johnson Controls, Inc.	30,211
			35,651
		Banks: 2.3%
880		AmSouth Bancorp.	25,212
9,733		Bank of America Corp.	500,958

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund VIII	as of August 31, 2006 (Unaudited) (continued)

Shares			Value

COMMON STOCK: 34.9% (continued)

1,790		Bank of New York Co., Inc.	$60,413
1,171		BB&T Corp.	50,119
540		Comerica, Inc.	30,915
300		Compass Bancshares, Inc.	17,400
1,200		Fifth Third Bancorp.	47,208
260		First Horizon National Corp.	9,927
430		Huntington Bancshares, Inc.	10,286
850		Keycorp	31,272
200		M&T Bank Corp.	24,492
420		Marshall & Ilsley Corp.	19,585
890		Mellon Financial Corp.	33,135
1,580		National City Corp.	54,636
1,000		North Fork Bancorp., Inc.	27,440
460		Northern Trust Corp.	25,755
560		PNC Financial Services Group, Inc.	39,642
1,000		Regions Financial Corp.	35,990
750		State Street Corp.	46,350
770		SunTrust Banks, Inc.	58,828
738		Synovus Financial Corp.	21,461
5,290		US Bancorp.	169,650
3,523		Wachovia Corp.	192,461
7,420		Wells Fargo & Co.	257,845
90		Zions Bancorp.	7,109
			1,798,089
		Beverages: 1.0%
1,810		Anheuser-Busch Cos., Inc.	89,378
270		Brown-Forman Corp.	20,785
6,040		Coca-Cola Co.	270,652
840		Coca-Cola Enterprises, Inc.	18,732
450	@	Constellation Brands, Inc.	12,281
470		Pepsi Bottling Group, Inc.	16,455
4,810		PepsiCo, Inc.	313,997
			742,280
		Biotechnology: 0.3%
2,570	@	Amgen, Inc.	174,580
750	@	Biogen Idec, Inc.	33,105
550	@	Genzyme Corp.	36,427
150	@	Millipore Corp.	9,627
			253,739
		Building Materials: 0.1%
420		American Standard Cos., Inc.	17,543
1,120		Masco Corp.	30,699
260		Vulcan Materials Co.	20,439
			68,681
		Chemicals: 0.4%
450		Air Products & Chemicals, Inc.	29,831
200		Ashland, Inc.	12,628
2,130		Dow Chemical Co.	81,217
2,100		EI DuPont de Nemours & Co.	83,937
270		International Flavors & Fragrances, Inc.	10,738

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund VIII	as of August 31, 2006 (Unaudited) (continued)

Shares			Value

COMMON STOCK: 34.9% (continued)

400		PPG Industries, Inc.	$25,344
810		Praxair, Inc.	46,502
380		Rohm & Haas Co.	16,758
250		Sherwin-Williams Co.	12,910
			319,865
		Commercial Services: 0.3%
450	@	Apollo Group, Inc.	22,595
420		Equifax, Inc.	13,352
820		H&R Block, Inc.	17,245
1,190		McKesson Corp.	60,452
410		Moody’s Corp.	25,084
870		Paychex, Inc.	31,242
450		Robert Half International, Inc.	13,923
550		RR Donnelley & Sons Co.	17,831
			201,724
		Computers: 1.6%
100	@	Affiliated Computer Services, Inc.	5,134
1,860	@	Apple Computer, Inc.	126,201
400	@	Computer Sciences Corp.	18,952
5,150	@	Dell, Inc.	116,133
1,250		Electronic Data Systems Corp.	29,788
5,290	@	EMC Corp.	61,629
10,060		Hewlett-Packard Co.	367,794
4,500		International Business Machines Corp.	364,365
80	@	Lexmark International, Inc.	4,486
450	@	NCR Corp.	15,656
810	@	Network Appliance, Inc.	27,734
450	@	Sandisk Corp.	26,514
7,450	@	Sun Microsystems, Inc.	37,176
800	@	Unisys Corp.	4,280
			1,205,842
		Cosmetics/Personal Care: 0.9%
260		Alberto-Culver Co.	12,800
1,000		Avon Products, Inc.	28,710
1,190		Colgate-Palmolive Co.	71,233
250		Estee Lauder Cos., Inc.	9,215
9,579		Procter & Gamble Co.	592,940
			714,898
		Distribution/Wholesale: 0.0%
100		Genuine Parts Co.	4,133
150		WW Grainger, Inc.	10,020
			14,153
		Diversified Financial Services: 3.1%
2,680		American Express Co.	140,807
596		Ameriprise Financial, Inc.	27,255
480		Bear Stearns Cos., Inc.	62,568
610		Capital One Financial Corp.	44,591
2,700		Charles Schwab Corp.	44,037
80		Chicago Mercantile Exchange Holdings, Inc.	35,200

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund VIII	as of August 31, 2006 (Unaudited) (continued)

Shares			Value

COMMON STOCK: 34.9% (continued)

500		CIT Group, Inc.	$22,530
10,590		Citigroup, Inc.	522,617
1,310		Countrywide Financial Corp.	44,278
800	@	E*Trade Financial Corp.	18,872
2,150		Fannie Mae	113,198
120		Federated Investors, Inc.	4,018
420		Franklin Resources, Inc.	41,332
1,450		Freddie Mac	92,220
1,620		Goldman Sachs Group, Inc.	240,813
450		Janus Capital Group, Inc.	8,001
7,550		JPMorgan Chase & Co.	344,733
150		Legg Mason, Inc.	13,689
1,980		Lehman Brothers Holdings, Inc.	126,344
2,030		Merrill Lynch & Co., Inc.	149,266
3,880		Morgan Stanley	255,265
920		SLM Corp.	44,648
750		T. Rowe Price Group, Inc.	33,045
			2,429,327
		Electric: 1.1%
1,700	@	AES Corp.	36,108
450	@	Allegheny Energy, Inc.	18,783
1,090		American Electric Power Co., Inc.	39,763
800		Centerpoint Energy, Inc.	11,560
900	@	CMS Energy Corp.	13,176
150		Consolidated Edison, Inc.	6,930
400		Constellation Energy Group, Inc.	24,036
900		Dominion Resources, Inc.	71,901
450		DTE Energy Co.	18,783
2,846		Duke Energy Corp.	85,380
710		Edison International	30,984
200		Entergy Corp.	15,530
1,550		Exelon Corp.	94,519
1,170		FirstEnergy Corp.	66,760
980		FPL Group, Inc.	43,561
1,040		PG&E Corp	43,607
350		Pinnacle West Capital Corp.	16,079
930		PPL Corp.	32,522
600		Public Service Enterprise Group, Inc.	42,012
450		Southern Co.	15,422
1,430		TXU Corp.	94,680
1,220		Xcel Energy, Inc.	25,376
			847,472
		Electrical Components & Equipment: 0.1%
870		Emerson Electric Co.	71,471
350		Molex, Inc.	12,765
			84,236
		Electronics: 0.1%
950	@	Agilent Technologies, Inc.	30,552
450		Applera Corp. - Applied Biosystems Group	13,793
250		Fisher Scientific International, Inc.	19,558

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund VIII	as of August 31, 2006 (Unaudited) (continued)

Shares			Value

COMMON STOCK: 34.9% (continued)

420		Jabil Circuit, Inc.	$11,269
340		PerkinElmer, Inc.	6,266
420	@	Thermo Electron Corp.	16,464
300	@	Waters Corp.	12,795
			110,697
		Entertainment: 0.0%
850		International Game Technology	32,878
			32,878
		Environmental Control: 0.1%
1,260		Waste Management, Inc.	43,193
			43,193
		Food: 0.4%
400		Campbell Soup Co.	15,028
1,150		ConAgra Foods, Inc.	27,370
350	@	Dean Foods Co.	13,867
1,050		General Mills, Inc.	56,942
800		HJ Heinz Co.	33,472
570		Kellogg Co.	28,899
1,700		Kroger Co.	40,477
400		McCormick & Co., Inc.	14,568
1,300		Safeway, Inc.	40,209
1,788		Sara Lee Corp.	29,734
565		Supervalu, Inc.	16,136
350		Whole Foods Market, Inc.	18,767
175		WM Wrigley Jr. Co.	8,124
			343,593
		Forest Products & Paper: 0.1%
1,100		International Paper Co.	38,247
460		Louisiana-Pacific Corp.	8,998
450		MeadWestvaco Corp.	11,498
150		Plum Creek Timber Co., Inc.	5,225
450		Temple-Inland, Inc.	20,034
200		Weyerhaeuser Co.	12,400
			96,402
		Gas: 0.1%
100		Nicor, Inc.	4,366
770		Sempra Energy	38,284
			42,650
		Hand/Machine Tools: 0.1%
260		Black & Decker Corp.	19,146
90		Snap-On, Inc.	3,933
280		Stanley Works	13,224
			36,303
		Healthcare - Products: 0.8%
1,310		Baxter International, Inc.	58,138
630		Becton Dickinson & Co.	43,911
550	@	Boston Scientific Corp.	9,592

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund VIII	as of August 31, 2006 (Unaudited) (continued)

Shares			Value

COMMON STOCK: 34.9% (continued)

290		CR Bard, Inc.	$21,802
6,440		Johnson & Johnson	416,410
290	@	St. Jude Medical, Inc.	10,559
100		Stryker Corp.	4,803
450	@	Zimmer Holdings, Inc.	30,600
			595,815
		Healthcare - Services: 0.8%
1,690		Aetna, Inc.	62,986
425	@	Coventry Health Care, Inc.	23,052
570	@	Humana, Inc.	34,730
300	@	Laboratory Corp. of America Holdings	20,526
430		Quest Diagnostics	27,640
4,900		UnitedHealth Group, Inc.	254,555
2,390	@	WellPoint, Inc.	185,010
			608,499
		Home Furnishings: 0.0%
200		Harman International Industries, Inc.	16,224
100		Whirlpool Corp.	8,091
			24,315
		Household Products/Wares: 0.1%
50		Avery Dennison Corp.	3,097
260		Clorox Co.	15,551
100		Fortune Brands, Inc.	7,260
1,050		Kimberly-Clark Corp.	66,675
			92,583
		Housewares: 0.0%
750		Newell Rubbermaid, Inc.	20,243
			20,243
		Insurance: 1.8%
790	@@	ACE Ltd.	42,549
1,170		Aflac, Inc.	52,732
1,830		Allstate Corp.	106,030
320		AMBAC Financial Group, Inc.	27,709
5,520		American International Group, Inc.	352,286
850		AON Corp.	29,385
1,410		Chubb Corp.	70,726
290		Cigna Corp.	32,790
456		Cincinnati Financial Corp.	21,277
800		Genworth Financial, Inc.	27,544
650		Hartford Financial Services Group, Inc.	55,809
882		Lincoln National Corp.	53,537
910		Loews Corp.	35,017
420		MBIA, Inc.	25,885
2,820		Metlife, Inc.	155,185
270		MGIC Investment Corp.	15,625
560		Principal Financial Group	29,814
1,690		Progressive Corp.	41,557
1,090		Prudential Financial, Inc.	80,017
410		Safeco Corp.	23,661

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund VIII	as of August 31, 2006 (Unaudited) (continued)

Shares			Value

COMMON STOCK: 34.9% (continued)

1,460		St. Paul Travelers Cos., Inc.	$64,094
280		Torchmark Corp.	17,419
550		UnumProvident Corp.	10,423
400	@@	XL Capital Ltd.	26,256
			1,397,327
		Internet: 0.4%
650	@	Amazon.com, Inc.	20,040
2,410	@	eBay, Inc.	67,143
450	@	Google, Inc.	170,339
350	@	Monster Worldwide, Inc.	14,259
2,317	@	Symantec Corp.	43,189
100	@	VeriSign, Inc.	2,024
			316,994
		Iron/Steel: 0.1%
200		Allegheny Technologies, Inc.	11,470
800		Nucor Corp.	39,096
300		United States Steel Corp.	17,451
			68,017
		Leisure Time: 0.1%
270		Brunswick Corp.	7,749
400		Carnival Corp.	16,760
670		Harley-Davidson, Inc.	39,202
50		Sabre Holdings Corp.	1,096
			64,807
		Lodging: 0.1%
770		Hilton Hotels Corp.	19,612
940		Marriott International, Inc.	35,400
390		Starwood Hotels & Resorts Worldwide, Inc.	20,771
166	@	Wyndham Worldwide Corp.	4,857
			80,640
		Machinery - Construction & Mining: 0.1%
1,350		Caterpillar, Inc.	89,573
			89,573
		Machinery - Diversified: 0.1%
120		Cummins, Inc.	13,778
550		Deere & Co.	42,955
420		Rockwell Automation, Inc.	23,680
			80,413
		Media: 1.1%
2,200		CBS Corp. - Class B	62,810
1,100		Clear Channel Communications, Inc.	31,944
4,650	@	Comcast Corp.	162,750
200		Gannett Co., Inc.	11,370
1,300		McGraw-Hill Cos., Inc.	72,683
140		Meredith Corp.	6,628
440		New York Times Co.	9,909
6,900		News Corp., Inc.	131,307

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund VIII	as of August 31, 2006 (Unaudited) (continued)

Shares			Value

COMMON STOCK: 34.9% (continued)

9,670		Time Warner, Inc.	$160,715
450	@	Univision Communications, Inc.	15,552
1,750	@	Viacom, Inc. - Class B	63,525
4,690		Walt Disney Co.	139,059
			868,252
		Mining: 0.2%
1,900		Alcoa, Inc.	54,321
390		Freeport-McMoRan Copper & Gold, Inc.	22,702
1,000		Newmont Mining Corp.	51,250
450		Phelps Dodge Corp.	40,275
			168,548
		Miscellaneous Manufacturing: 1.7%
1,650		3M Co.	118,305
290	@	Cooper Industries Ltd.	23,745
650		Danaher Corp.	43,089
450		Dover Corp.	21,879
550		Eastman Kodak Co.	11,699
450		Eaton Corp.	29,925
22,250		General Electric Co.	757,835
2,430		Honeywell International, Inc.	94,090
760		Illinois Tool Works, Inc.	33,364
710	@@	Ingersoll-Rand Co.	26,994
390		ITT Corp.	19,091
450		Leggett & Platt, Inc.	10,373
340		Parker Hannifin Corp.	25,177
360		Textron, Inc.	30,190
1,800	@@	Tyco International Ltd.	47,070
			1,292,826
		Office/Business Equipment: 0.1%
550		Pitney Bowes, Inc.	23,975
2,510	@	Xerox Corp.	37,173
			61,148
		Oil & Gas: 3.4%
820		Anadarko Petroleum Corp.	38,466
720		Apache Corp.	47,002
300		Chesapeake Energy Corp.	9,471
5,871		Chevron Corp.	378,092
4,374		ConocoPhillips	277,443
960		Devon Energy Corp.	59,990
430		EOG Resources, Inc.	27,873
19,700		ExxonMobil Corp.	1,333,072
520		Hess Corp.	23,806
950		Marathon Oil Corp.	79,325
350		Murphy Oil Corp.	17,119
750	@, @@	Nabors Industries Ltd.	24,660
2,660		Occidental Petroleum Corp.	135,633
250		Rowan Cos., Inc.	8,550
270		Sunoco, Inc.	19,416
250	@	Transocean, Inc.	16,688
2,100		Valero Energy Corp.	120,540

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund VIII	as of August 31, 2006 (Unaudited) (continued)

Shares			Value

COMMON STOCK: 34.9% (continued)

750		XTO Energy, Inc.	$34,328
			2,651,474
		Oil & Gas Services: 0.4%
250		Baker Hughes, Inc.	17,795
300		BJ Services Co.	10,293
3,400		Halliburton Co.	110,908
2,300		Schlumberger Ltd.	140,990
			279,986
		Packaging & Containers: 0.1%
430		Ball Corp.	17,346
450	@	Pactiv Corp.	12,029
290		Sealed Air Corp.	15,042
			44,417
		Pharmaceuticals: 2.0%
3,300		Abbott Laboratories	160,710
340		Allergan, Inc.	38,950
780		AmerisourceBergen Corp.	34,445
250	@	Barr Pharmaceuticals, Inc.	14,125
850		Cardinal Health, Inc.	57,307
1,020		Caremark Rx, Inc.	59,099
490	@	Express Scripts, Inc.	41,199
770	@	Forest Laboratories, Inc.	38,485
1,100	@	Gilead Sciences, Inc.	69,740
550	@	Hospira, Inc.	20,147
890	@	King Pharmaceuticals, Inc.	14,436
670	@	Medco Health Solutions, Inc.	42,458
6,360		Merck & Co., Inc.	257,898
450		Mylan Laboratories	9,144
15,920		Pfizer, Inc.	438,755
3,200		Schering-Plough Corp.	67,040
350	@	Watson Pharmaceuticals, Inc.	8,974
2,900		Wyeth	141,230
			1,514,142
		Pipelines: 0.0%
1,400		El Paso Corp.	20,328
270		Williams Cos., Inc.	6,650
			26,978
		Real Estate: 0.0%
207	@	Realogy Corp.	4,430
			4,430
		Real Estate Investment Trusts: 0.1%
300		Apartment Investment & Management Co.	15,372
800		Equity Office Properties Trust	29,672
150		Kimco Realty Corp.	6,233
100		Public Storage, Inc.	8,665
410		Simon Property Group, Inc.	34,764
			94,706

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund VIII	as of August 31, 2006 (Unaudited) (continued)

Shares			Value

COMMON STOCK: 34.9% (continued)

		Retail: 2.2%
400	@	Autonation, Inc.	$7,772
200	@	Autozone, Inc.	18,060
690	@	Bed Bath & Beyond, Inc.	23,274
820		Best Buy Co., Inc.	38,540
400		Circuit City Stores, Inc.	9,444
1,270		Costco Wholesale Corp.	59,423
1,650		CVS Corp.	55,358
390		Darden Restaurants, Inc.	13,806
700		Dollar General Corp.	9,002
250		Family Dollar Stores, Inc.	6,393
1,598		Federated Department Stores, Inc.	60,692
1,680		Gap, Inc.	28,241
4,690		Home Depot, Inc.	160,820
750		JC Penney Co., Inc.	47,280
950	@	Kohl’s Corp.	59,385
1,270		Limited Brands, Inc.	32,677
3,330		Lowe’s Cos., Inc.	90,110
4,710		McDonald’s Corp.	169,089
430		Nordstrom, Inc.	16,061
1,150	@	Office Depot, Inc.	42,366
300	@	Sears Holding Corp.	43,233
2,710		Staples, Inc.	61,138
2,320	@	Starbucks Corp.	71,943
1,900		Target Corp.	91,941
450		Tiffany & Co.	14,220
1,180		TJX Cos., Inc.	31,565
5,340		Wal-Mart Stores, Inc.	238,805
2,950		Walgreen Co.	145,907
280		Wendy’s International, Inc.	17,892
720		Yum! Brands, Inc.	35,194
			1,699,631
		Savings & Loans: 0.1%
520		Golden West Financial Corp.	39,255
210		Sovereign Bancorp., Inc.	4,376
842		Washington Mutual, Inc.	35,271
			78,902
		Semiconductors: 0.9%
1,350	@	Advanced Micro Devices, Inc.	33,737
820	@	Altera Corp.	16,589
770		Analog Devices, Inc.	23,593
3,400		Applied Materials, Inc.	57,392
425	@	Broadcom Corp.	12,512
1,475	@	Freescale Semiconductor, Inc.	45,592
12,380		Intel Corp.	241,905
680		Linear Technology Corp.	23,127
900	@	LSI Logic Corp.	7,245
710		Maxim Integrated Products	20,661
1,350	@	Micron Technology, Inc.	23,328
1,090		National Semiconductor Corp.	26,476
50	@	Novellus Systems, Inc.	1,396

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund VIII	as of August 31, 2006 (Unaudited) (continued)

Shares			Value

COMMON STOCK: 34.9% (continued)

800	@	Nvidia Corp.	$23,288
550	@	QLogic Corp.	10,109
3,460		Texas Instruments, Inc.	112,761
750		Xilinx, Inc.	17,153
			696,864
		Software: 1.3%
1,310	@	Adobe Systems, Inc.	42,496
580	@	Autodesk, Inc.	20,161
1,310		Automatic Data Processing, Inc.	61,832
760	@	BMC Software, Inc.	20,231
1,270		CA, Inc.	29,934
440	@	Citrix Systems, Inc.	13,499
1,320	@	Compuware Corp.	10,032
620	@	Electronic Arts, Inc.	31,601
1,597		First Data Corp.	68,623
390	@	Fiserv, Inc.	17,226
430		IMS Health, Inc.	11,735
960	@	Intuit, Inc.	29,011
19,150		Microsoft Corp.	491,964
1,130	@	Novell, Inc.	7,537
11,280	@	Oracle Corp.	176,532
462	@	Parametric Technology Corp.	7,443
			1,039,857
		Telecommunications: 2.3%
350		Alltel Corp.	18,974
10,922		AT&T, Inc.	340,002
250	@	Avaya, Inc.	2,613
4,250		BellSouth Corp.	173,060
340		CenturyTel, Inc.	13,539
20,000	@	Cisco Systems, Inc.	439,800
750		Citizens Communications Co.	10,343
390	@	Comverse Technology, Inc.	8,151
3,200	@	Corning, Inc.	71,168
351		Embarq Corp.	16,550
7,270		Motorola, Inc.	169,973
3,740		Qualcomm, Inc.	140,886
6,935		Sprint Nextel Corp.	117,340
1,290	@	Tellabs, Inc.	13,145
6,400		Verizon Communications, Inc.	225,152
361		Windstream Corp.	4,765
			1,765,461
		Textiles: 0.0%
440		Cintas Corp.	16,293
			16,293
		Toys/Games/Hobbies: 0.0%
410		Hasbro, Inc.	8,323
950		Mattel, Inc.	17,898
			26,221

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund VIII	as of August 31, 2006 (Unaudited) (continued)

Shares		Value

COMMON STOCK: 34.9% (continued)

	Transportation: 0.5%
790	Burlington Northern Santa Fe Corp.	$52,891
780	CSX Corp.	23,572
710	FedEx Corp.	71,731
1,430	Norfolk Southern Corp.	61,104
250	Union Pacific Corp.	20,088
2,430	United Parcel Service, Inc.	170,222
		399,608

	Total Common Stock
	(Cost $25,520,255)	27,080,883

Principal Amount				Value

U.S. GOVERNMENT AGENCY OBLIGATION: 59.3%

		Federal Home Loan Mortgage Corporation: 59.3%
$51,500,000		5.070%, due 12/22/08		$45,943,459

		Total U.S. Government Agency Obligation
		(Cost $47,389,288)		45,943,459

U.S. TREASURY OBLIGATION: 5.2%

		U.S. Treasury STRIP: 5.2%
4,495,000		4.800%, due 11/15/08		4,052,876

		Total U.S. Treasury Obligation
		(Cost $4,040,010)		4,052,876

		Total Long-Term Investments
		(Cost $76,949,553)		77,077,218

SHORT-TERM INVESTMENT: 1.0%

		Repurchase Agreement: 1.0%
745,000		Goldman Sachs Repurchase Agreement dated 08/31/06, 5.260%, due 09/01/06, $745,109 to be received upon repurchase (Collateralized by $566,000 U.S. Treasury Bond, 8.000%, Market Value plus accrued interest $760,363, due 11/15/21).		745,000

		Total Short-Term Investment
		(Cost $745,000)		745,000

		Total Investments in Securities
		(Cost $77,694,553)*	100.4%	$77,822,218
		Other Assets and Liabilities - Net	(0.4)	(312,482)
		Net Assets	100.0%	$77,509,736

	@	Non-income producing security
	@@	Foreign Issuer
	STRIP	Separate Trading of Registered Interest and Principal of Securities
	*	Cost for federal income tax purposes is $78,254,968.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation	$1,852,194
		Gross Unrealized Depreciation	(2,284,944)
		Net Unrealized Depreciation	$(432,750)

PORTFOLIO OF INVESTMENTS

ING Principal Protection Fund IX	as of August 31, 2006(Unaudited)

Shares			Value

COMMON STOCK: 39.4%

		Advertising: 0.1%
500		Omnicom Group	$43,710
			43,710

		Aerospace/Defense: 1.0%
1,950		Boeing Co.	146,055
850		General Dynamics Corp.	57,418
300		Goodrich Corp.	11,685
50		L-3 Communications Holdings, Inc.	3,770
1,050		Lockheed Martin Corp.	86,730
565		Northrop Grumman Corp.	37,748
1,309		Raytheon Co.	61,798
450		Rockwell Collins, Inc.	23,594
1,800		United Technologies Corp.	112,878
			541,676

		Agriculture: 0.8%
3,650		Altria Group, Inc.	304,885
1,160		Archer-Daniels-Midland Co.	47,757
840		Monsanto Co.	39,850
300		Reynolds American, Inc.	19,521
300		UST, Inc.	15,858
			427,871

		Airlines:0.0%
1,550		Southwest Airlines Co.	26,846
			26,846

		Apparel: 0.2%
1,180	@	Coach, Inc.	35,624
250		Jones Apparel Group, Inc.	7,825
250		Liz Claiborne, Inc.	9,343
350		Nike, Inc.	28,266
120		VF Corp.	8,387
			89,445

		Auto Manufacturers: 0.2%
3,300		Ford Motor Co.	27,621
1,000		General Motors Corp.	29,180
200	@	Navistar International Corp.	4,588
450		Paccar, Inc.	24,602
			85,991

		Auto Parts & Equipment: 0.1%
600	@	Goodyear Tire & Rubber Co.	8,160
350		Johnson Controls, Inc.	25,176
			33,336

		Banks: 2.6%
700		AmSouth Bancorp.	20,055
8,072		Bank of America Corp.	415,466
1,300		Bank of New York Co., Inc.	43,875
986		BB&T Corp.	42,201
250		Comerica, Inc.	14,313
200		Compass Bancshares, Inc.	11,600

PORTFOLIO OF INVESTMENTS

ING Principal Protection Fund IX	as of August 31, 2006(Unaudited) (continued)

Shares			Value

COMMON STOCK: 39.4% (continued)

1,000		Fifth Third Bancorp.	$39,340
50		First Horizon National Corp.	1,909
450		Huntington Bancshares, Inc.	10,764
750		Keycorp	27,593
150		M&T Bank Corp.	18,369
450		Marshall & Ilsley Corp.	20,984
800		Mellon Financial Corp.	29,784
1,300		National City Corp.	44,954
900		North Fork Bancorp., Inc.	24,696
300		Northern Trust Corp.	16,797
450		PNC Financial Services Group, Inc.	31,856
900		Regions Financial Corp.	32,391
700		State Street Corp.	43,260
600		SunTrust Banks, Inc.	45,840
585		Synovus Financial Corp.	17,012
4,200		US Bancorp.	134,694
2,851		Wachovia Corp.	155,750
5,900		Wells Fargo & Co.	205,025
			1,448,528

		Beverages: 1.0%
1,500		Anheuser-Busch Cos., Inc.	74,070
170		Brown-Forman Corp.	13,087
4,850		Coca-Cola Co.	217,329
700		Coca-Cola Enterprises, Inc.	15,610
100	@	Constellation Brands, Inc.	2,729
350		Pepsi Bottling Group, Inc.	12,254
3,940		PepsiCo, Inc.	257,203
			592,282

		Biotechnology: 0.3%
2,000	@	Amgen, Inc.	135,860
600	@	Biogen Idec, Inc.	26,484
450	@	Genzyme Corp.	29,804
100	@	Millipore Corp.	6,418
			198,566

		Building Materials: 0.1%
450		American Standard Cos., Inc.	18,797
900		Masco Corp.	24,669
150		Vulcan Materials Co.	11,792
			55,258

		Chemicals: 0.5%
350		Air Products & Chemicals, Inc.	23,202
1,650		Dow Chemical Co.	62,915
1,600		EI DuPont de Nemours & Co.	63,952
200		International Flavors & Fragrances, Inc.	7,954
530		PPG Industries, Inc.	33,581
650		Praxair, Inc.	37,317
300		Rohm & Haas Co.	13,230
350		Sherwin-Williams Co.	18,074
			260,225

		Commercial Services: 0.3%
300	@	Apollo Group, Inc.	15,063
400		Equifax, Inc.	12,716
600		H&R Block, Inc.	12,618
1,020		McKesson Corp.	51,816
500		Moody’s Corp.	30,590
750		Paychex, Inc.	26,933
400		Robert Half International, Inc.	12,376
500		RR Donnelley & Sons Co.	16,210
			178,322

PORTFOLIO OF INVESTMENTS

ING Principal Protection Fund IX	as of August 31, 2006(Unaudited) (continued)

Shares			Value

COMMON STOCK: 39.4% (continued)

		Computers: 1.8%
50	@	Affiliated Computer Services, Inc.	$2,567
1,580	@	Apple Computer, Inc.	107,203
450	@	Computer Sciences Corp.	21,321
4,120	@	Dell, Inc.	92,906
1,000		Electronic Data Systems Corp.	23,830
4,650	@	EMC Corp.	54,173
8,350		Hewlett-Packard Co.	305,276
3,750		International Business Machines Corp.	303,638
300	@	Lexmark International, Inc.	16,821
450	@	NCR Corp.	15,656
710	@	Network Appliance, Inc.	24,310
400	@	Sandisk Corp.	23,568
6,700	@	Sun Microsystems, Inc.	33,433
600	@	Unisys Corp.	3,210
			1,027,912

		Cosmetics/Personal Care: 1.0%
200		Alberto-Culver Co.	9,846
900		Avon Products, Inc.	25,839
1,000		Colgate-Palmolive Co.	59,860
300		Estee Lauder Cos., Inc.	11,058
7,743		Procter & Gamble Co.	479,292
			585,895

		Distribution/Wholesale: 0.0%
127		Genuine Parts Co.	5,249
100		WW Grainger, Inc.	6,680
			11,929

		Diversified Financial Services: 3.5%
2,150		American Express Co.	112,961
430		Ameriprise Financial, Inc.	19,664
340		Bear Stearns Cos., Inc.	44,319
550		Capital One Financial Corp.	40,205
1,800		Charles Schwab Corp.	29,358
70		Chicago Mercantile Exchange Holdings, Inc.	30,800
450		CIT Group, Inc.	20,277
8,700		Citigroup, Inc.	429,345
1,170		Countrywide Financial Corp.	39,546
700	@	E*Trade Financial Corp.	16,513
1,700		Fannie Mae	89,505
250		Federated Investors, Inc.	8,370
250		Franklin Resources, Inc.	24,603
1,300		Freddie Mac	82,680
1,300		Goldman Sachs Group, Inc.	193,245
500		Janus Capital Group, Inc.	8,890
6,100		JPMorgan Chase & Co.	278,526
200		Legg Mason, Inc.	18,252
1,640		Lehman Brothers Holdings, Inc.	104,648
1,600		Merrill Lynch & Co., Inc.	117,648
3,150		Morgan Stanley	207,239
800		SLM Corp.	38,824
500		T. Rowe Price Group, Inc.	22,030
			1,977,448
		Electric: 1.2%
1,450	@	AES Corp.	30,798
400	@	Allegheny Energy, Inc.	16,696

PORTFOLIO OF INVESTMENTS

ING Principal Protection Fund IX	as of August 31, 2006(Unaudited) (continued)

Shares			Value

COMMON STOCK: 39.4% (continued)

950		American Electric Power Co., Inc.	$34,656
750		Centerpoint Energy, Inc.	10,838
490	@	CMS Energy Corp.	7,174
100		Consolidated Edison, Inc.	4,620
350		Constellation Energy Group, Inc.	21,032
700		Dominion Resources, Inc.	55,923
500		DTE Energy Co.	20,870
2,530		Duke Energy Corp.	75,900
600		Edison International	26,184
200		Entergy Corp.	15,530
1,300		Exelon Corp.	79,274
820		FirstEnergy Corp.	46,789
800		FPL Group, Inc.	35,560
850		PG&E Corp	35,641
300		Pinnacle West Capital Corp.	13,782
700		PPL Corp.	24,479
450		Public Service Enterprise Group, Inc.	31,509
400		Southern Co.	13,708
1,180		TXU Corp.	78,128
1,000		Xcel Energy, Inc.	20,800
			699,891

		Electrical Components & Equipment: 0.1%
700		Emerson Electric Co.	57,505
300		Molex, Inc.	10,941
			68,446

		Electronics: 0.2%
750	@	Agilent Technologies, Inc.	24,120
500		Applera Corp. - Applied Biosystems Group	15,325
200	@	Fisher Scientific International, Inc.	15,646
450		Jabil Circuit, Inc.	12,074
400		PerkinElmer, Inc.	7,372
400	@	Thermo Electron Corp.	15,680
300	@	Waters Corp.	12,795
			103,012

		Entertainment: 0.0%
600		International Game Technology	23,208
			23,208

		Environmental Control: 0.1%
1,050		Waste Management, Inc.	35,994
			35,994

		Food: 0.5%
450		Campbell Soup Co.	16,907
1,000		ConAgra Foods, Inc.	23,800
300	@	Dean Foods Co.	11,886
900		General Mills, Inc.	48,807
600		HJ Heinz Co.	25,104
450		Kellogg Co.	22,815
1,450		Kroger Co.	34,525
200		McCormick & Co., Inc.	7,284
800		Safeway, Inc.	24,744
1,500		Sara Lee Corp.	24,945
559		Supervalu, Inc.	15,965
300		Whole Foods Market, Inc.	16,086
125		WM Wrigley Jr. Co.	5,803
			278,671

PORTFOLIO OF INVESTMENTS

ING Principal Protection Fund IX	as of August 31, 2006(Unaudited) (continued)

Shares			Value

COMMON STOCK: 39.4% (continued)

		Forest Products & Paper: 0.1%
900		International Paper Co.	$31,293
130		Louisiana-Pacific Corp.	2,543
100		MeadWestvaco Corp.	2,555
50		Plum Creek Timber Co., Inc.	1,742
300		Temple-Inland, Inc.	13,356
200		Weyerhaeuser Co.	12,400
			63,889

		Gas: 0.1%
100		Nicor, Inc.	4,366
600		Sempra Energy	29,832
			34,198

		Hand/Machine Tools: 0.0%
110		Black & Decker Corp.	8,100
100		Snap-On, Inc.	4,370
100		Stanley Works	4,723
			17,193

		Healthcare - Products: 0.9%
1,150		Baxter International, Inc.	51,037
480		Becton Dickinson & Co.	33,456
500	@	Boston Scientific Corp.	8,720
150		CR Bard, Inc.	11,277
5,200		Johnson & Johnson	336,232
250	@	St. Jude Medical, Inc.	9,103
100		Stryker Corp.	4,803
400	@	Zimmer Holdings, Inc.	27,200
			481,828

		Healthcare - Services: 0.9%
1,470		Aetna, Inc.	54,787
450	@	Coventry Health Care, Inc.	24,408
510	@	Humana, Inc.	31,074
350	@	Laboratory Corp. of America Holdings	23,947
400		Quest Diagnostics	25,712
4,050		UnitedHealth Group, Inc.	210,398
1,960	@	WellPoint, Inc.	151,724
			522,050

		Home Furnishings: 0.0%
200		Harman International Industries, Inc.	16,224
100		Whirlpool Corp.	8,091
			24,315

		Household Products/Wares: 0.1%
100		Avery Dennison Corp.	6,194
300		Clorox Co.	17,943
100		Fortune Brands, Inc.	7,260
850		Kimberly-Clark Corp.	53,975
			85,372

		Housewares: 0.0%
600		Newell Rubbermaid, Inc.	16,194
			16,194

		Insurance: 2.0%
540	@@	ACE Ltd.	29,084
900		Aflac, Inc.	40,563
1,660		Allstate Corp.	96,180
200		AMBAC Financial Group, Inc.	17,318
4,550		American International Group, Inc.	290,381

PORTFOLIO OF INVESTMENTS

ING Principal Protection Fund IX	as of August 31, 2006(Unaudited) (continued)

Shares			Value

COMMON STOCK: 39.4% (continued)

600		AON Corp.	$20,742
1,180		Chubb Corp.	59,189
200		Cigna Corp.	22,614
403		Cincinnati Financial Corp.	18,804
700		Genworth Financial, Inc.	24,101
550		Hartford Financial Services Group, Inc.	47,223
714		Lincoln National Corp.	43,340
790		Loews Corp.	30,399
350		MBIA, Inc.	21,571
2,240		Metlife, Inc.	123,267
200		MGIC Investment Corp.	11,574
550		Principal Financial Group	29,282
1,340		Progressive Corp.	32,951
850		Prudential Financial, Inc.	62,399
200		Safeco Corp.	11,542
1,350		St. Paul Travelers Cos., Inc.	59,265
300		Torchmark Corp.	18,663
550		UnumProvident Corp.	10,423
300	@@	XL Capital Ltd.	19,692
			1,140,567

		Internet: 0.5%
500	@	Amazon.com, Inc.	15,415
2,200	@	eBay, Inc.	61,292
400	@	Google, Inc.	151,412
300	@	Monster Worldwide, Inc.	12,222
1,787	@	Symantec Corp.	33,310
100	@	VeriSign, Inc.	2,024
			275,675

		Iron/Steel: 0.1%
200		Allegheny Technologies, Inc.	11,470
900		Nucor Corp.	43,983
250		United States Steel Corp.	14,543
			69,996

		Leisure Time: 0.1%
250		Brunswick Corp.	7,175
300		Carnival Corp.	12,570
500		Harley-Davidson, Inc.	29,255
			49,000

		Lodging: 0.1%
550		Hilton Hotels Corp.	14,009
540		Marriott International, Inc.	20,336
450		Starwood Hotels & Resorts Worldwide, Inc.	23,967
150	@	Wyndham Worldwide Corp.	4,389
			62,701

		Machinery - Construction & Mining: 0.1%
1,200		Caterpillar, Inc.	79,620
			79,620

		Machinery - Diversified: 0.1%
50		Cummins, Inc.	5,741
400		Deere & Co.	31,240
300		Rockwell Automation, Inc.	16,914
			53,895

		Media: 1.3%
2,025		CBS Corp. - Class B	57,814
1,000		Clear Channel Communications, Inc.	29,040

PORTFOLIO OF INVESTMENTS

ING Principal Protection Fund IX	as of August 31, 2006(Unaudited) (continued)

Shares			Value

COMMON STOCK: 39.4% (continued)

3,700	@	Comcast Corp.	$129,500
200		EW Scripps Co.	9,094
200		Gannett Co., Inc.	11,370
1,130		McGraw-Hill Cos., Inc.	63,178
100		Meredith Corp.	4,734
100		New York Times Co.	2,252
5,650		News Corp., Inc.	107,520
7,850		Time Warner, Inc.	130,467
200	@	Univision Communications, Inc.	6,912
1,225	@	Viacom, Inc. - Class B	44,468
3,850		Walt Disney Co.	114,153
			710,502

		Mining: 0.3%
1,700		Alcoa, Inc.	48,603
350		Freeport-McMoRan Copper & Gold, Inc.	20,374
900		Newmont Mining Corp.	46,125
400		Phelps Dodge Corp.	35,800
			150,902

		Miscellaneous Manufacturing: 1.9%
1,350		3M Co.	96,795
200	@	Cooper Industries Ltd.	16,376
550		Danaher Corp.	36,460
500		Dover Corp.	24,310
500		Eastman Kodak Co.	10,635
300		Eaton Corp.	19,950
18,400		General Electric Co.	626,704
2,000		Honeywell International, Inc.	77,440
700		Illinois Tool Works, Inc.	30,730
550	@@	Ingersoll-Rand Co.	20,911
400		ITT Corp.	19,580
400		Leggett & Platt, Inc.	9,220
200		Parker Hannifin Corp.	14,810
250		Textron, Inc.	20,965
1,400	@@	Tyco International Ltd.	36,610
			1,061,496

		Office/Business Equipment: 0.1%
450		Pitney Bowes, Inc.	19,616
2,050	@	Xerox Corp.	30,361
			49,977

		Oil & Gas: 3.9%
700		Anadarko Petroleum Corp.	32,837
450		Apache Corp.	29,376
300		Chesapeake Energy Corp.	9,471
4,844		Chevron Corp.	311,954
3,599		ConocoPhillips	228,285
800		Devon Energy Corp.	49,992
500		EOG Resources, Inc.	32,410
16,050		ExxonMobil Corp.	1,086,065
450		Hess Corp.	20,601
800		Marathon Oil Corp.	66,800
400		Murphy Oil Corp.	19,564
500	@, @@	Nabors Industries Ltd.	16,440
2,300		Occidental Petroleum Corp.	117,277
200		Rowan Cos., Inc.	6,840
300		Sunoco, Inc.	21,573
200	@	Transocean, Inc.	13,350
1,750		Valero Energy Corp.	100,450
600		XTO Energy, Inc.	27,462
			2,190,747

PORTFOLIO OF INVESTMENTS

ING Principal Protection Fund IX	as of August 31, 2006(Unaudited) (continued)

Shares			Value

COMMON STOCK: 39.4% (continued)

		Oil & Gas Services: 0.4%
100		Baker Hughes, Inc.	$7,118
2,800		Halliburton Co.	91,336
1,800		Schlumberger Ltd.	110,340
			208,794

		Packaging & Containers: 0.1%
200		Ball Corp.	8,068
500	@	Pactiv Corp.	13,365
200		Sealed Air Corp.	10,374
			31,807

		Pharmaceuticals: 2.2%
2,700		Abbott Laboratories	131,490
300		Allergan, Inc.	34,368
660		AmerisourceBergen Corp.	29,146
200	@	Barr Pharmaceuticals, Inc.	11,300
690		Cardinal Health, Inc.	46,520
830		Caremark Rx, Inc.	48,090
400	@	Express Scripts, Inc.	33,632
700	@	Forest Laboratories, Inc.	34,986
900	@	Gilead Sciences, Inc.	57,060
450	@	Hospira, Inc.	16,484
730	@	King Pharmaceuticals, Inc.	11,841
600	@	Medco Health Solutions, Inc.	38,022
5,150		Merck & Co., Inc.	208,833
500		Mylan Laboratories	10,160
12,800		Pfizer, Inc.	352,768
2,850		Schering-Plough Corp.	59,708
300	@	Watson Pharmaceuticals, Inc.	7,692
2,300		Wyeth	112,010
			1,244,110

		Pipelines: 0.0%
1,100		El Paso Corp.	15,972
250		Williams Cos., Inc.	6,158
			22,130

		Real Estate: 0.0%
187	@	Realogy Corp.	4,002
			4,002

		Real Estate Investment Trusts: 0.1%
250		Apartment Investment & Management Co.	12,810
600		Equity Office Properties Trust	22,254
100		Kimco Realty Corp.	4,155
100		Public Storage, Inc.	8,665
300		Simon Property Group, Inc.	25,437
			73,321

		Retail: 2.4%
450	@	Autonation, Inc.	8,744
100	@	Autozone, Inc.	9,030
450	@	Bed Bath & Beyond, Inc.	15,179
720		Best Buy Co., Inc.	33,840
350		Circuit City Stores, Inc.	8,264
1,150		Costco Wholesale Corp.	53,809
1,400		CVS Corp.	46,970
310		Darden Restaurants, Inc.	10,974
550		Dollar General Corp.	7,073

PORTFOLIO OF INVESTMENTS

ING Principal Protection Fund IX	as of August 31, 2006(Unaudited) (continued)

Shares			Value

COMMON STOCK: 39.4% (continued)

200		Family Dollar Stores, Inc.	$5,114
1,366		Federated Department Stores, Inc.	51,881
950		Gap, Inc.	15,970
3,710		Home Depot, Inc.	127,216
550		JC Penney Co., Inc.	34,672
800	@	Kohl’s Corp.	50,008
1,050		Limited Brands, Inc.	27,017
2,700		Lowe’s Cos., Inc.	73,062
3,700		McDonald’s Corp.	132,830
500		Nordstrom, Inc.	18,675
950	@	Office Depot, Inc.	34,998
230	@	Sears Holding Corp.	33,145
2,340		Staples, Inc.	52,790
2,150	@	Starbucks Corp.	66,672
1,650		Target Corp.	79,844
200		Tiffany & Co.	6,320
850		TJX Cos., Inc.	22,738
4,350		Wal-Mart Stores, Inc.	194,532
2,330		Walgreen Co.	115,242
250		Wendy’s International, Inc.	15,975
450		Yum! Brands, Inc.	21,996
			1,374,580

		Savings & Loans: 0.1%
450		Golden West Financial Corp.	33,971
210		Sovereign Bancorp., Inc.	4,376
670		Washington Mutual, Inc.	28,066
			66,413

		Semiconductors: 1.1%
1,300	@	Advanced Micro Devices, Inc.	32,487
650	@	Altera Corp.	13,150
700		Analog Devices, Inc.	21,448
3,100		Applied Materials, Inc.	52,328
300	@	Broadcom Corp.	8,832
1,308	@	Freescale Semiconductor, Inc.	40,430
10,240		Intel Corp.	200,090
550		Linear Technology Corp.	18,706
800	@	LSI Logic Corp.	6,440
550		Maxim Integrated Products	16,005
1,950	@	Micron Technology, Inc.	33,696
900		National Semiconductor Corp.	21,861
50	@	Novellus Systems, Inc.	1,396
700	@	Nvidia Corp.	20,377
500	@	QLogic Corp.	9,190
2,750		Texas Instruments, Inc.	89,623
600		Xilinx, Inc.	13,722
			599,781

		Software: 1.5%
1,020	@	Adobe Systems, Inc.	33,089
380	@	Autodesk, Inc.	13,209
1,150		Automatic Data Processing, Inc.	54,280
590	@	BMC Software, Inc.	15,706
850		CA, Inc.	20,035
450	@	Citrix Systems, Inc.	13,806
1,150	@	Compuware Corp.	8,740
450	@	Electronic Arts, Inc.	22,937
1,400		First Data Corp.	60,158
400	@	Fiserv, Inc.	17,668
450		IMS Health, Inc.	12,281
600	@	Intuit, Inc.	18,132

PORTFOLIO OF INVESTMENTS

ING Principal Protection Fund IX	as of August 31, 2006(Unaudited) (continued)

Shares			Value

COMMON STOCK: 39.4% (continued)

15,500		Microsoft Corp.	$398,195
900	@	Novell, Inc.	6,003
9,310	@	Oracle Corp.	145,702
180	@	Parametric Technology Corp.	2,900
			842,841

		Telecommunications: 2.7%
200		Alltel Corp.	10,842
9,705		AT&T, Inc.	302,117
500	@	Avaya, Inc.	5,225
3,500		BellSouth Corp.	142,520
300		CenturyTel, Inc.	11,946
18,150	@	Cisco Systems, Inc.	399,119
600		Citizens Communications Co.	8,274
100	@	Comverse Technology, Inc.	2,090
2,650	@	Corning, Inc.	58,936
325		Embarq Corp.	15,324
6,530		Motorola, Inc.	152,671
2,900		Qualcomm, Inc.	109,243
5,709		Sprint Nextel Corp.	96,596
900	@	Tellabs, Inc.	9,171
5,300		Verizon Communications, Inc.	186,454
906		Windstream Corp.	11,959
			1,522,487

		Textiles: 0.0%
200		Cintas Corp.	7,406
			7,406

		Toys/Games/Hobbies: 0.0%
500		Hasbro, Inc.	10,150
750		Mattel, Inc.	14,130
			24,280

		Transportation: 0.6%
650		Burlington Northern Santa Fe Corp.	43,518
1,000		CSX Corp.	30,220
500		FedEx Corp.	50,515
1,350		Norfolk Southern Corp.	57,686
150		Union Pacific Corp.	12,053
1,900		United Parcel Service, Inc.	133,095
			327,087

		Total Common Stock
		(Cost $20,855,180)	22,283,618

Principal Amount		Value

U.S. GOVERNMENT AGENCY OBLIGATION:55.4%

	Federal Home Loan Mortgage Corporation: 55.4%
$35,700,000	5.060%, due 04/21/09	$31,343,243

	Total U.S. Government Agency Obligation
	(Cost $32,243,233)	31,343,243

	U.S.TREASUTY OBLIGATION: 4.8%

	U.S. Treasury STRIP: 4.8%
3,085,000	4.760%, due 02/15/09	2,751,746
	Total U.S. Treasury Obligation
	(Cost $2,736,466)	2,751,746

	Total Long-Term Investments
	(Cost $55,834,879)	56,378,607

PORTFOLIO OF INVESTMENTS

ING Principal Protection Fund IX	as of August 31, 2006(Unaudited) (continued)

Principal Amount				Value

SHORT-TERM INVESTMENT: 0.9%

		Repurchase Agreement: 0.9%
499,000		Morgan Stanley Repurchase Agreement dated 08/31/06, 5.2499%, due 09/01/06, $499,073 to be received upon repurchase (Collateralized by $520,000 Federal National Mortgage Association, 5.050%, Market Value plus accrued interest $521,101, due 02/07/11).		$499,000

		Total Short-Term Investment
		(Cost $499,000)		499,000

		Total Investments in Securities
		(Cost $56,333,879)*	100.5%	$56,877,607
		Other Assets and Liabilities - Net	(0.5)	(267,903)
		Net Assets	100.0%	$56,609,704

	@	Non-income producing security
	@@	Foreign Issuer
	STRIP	Separate Trading of Registered Interest and Principal of Securities
	*	Cost for federal income tax purposes is $56,716,860.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$1,730,455
		Gross Unrealized Depreciation	(1,569,708)
		Net Unrealized Appreciation	$160,747

PORTFOLIO OF INVESTMENTS

ING Principal Protection Fund X			as of August 31, 2006 (Unaudited)

Shares			Value

COMMON STOCK: 42.6%

		Advertising: 0.1%
507		Omnicom Group	$44,322
			44,322
		Aerospace/Defense: 1.0%
1,715		Boeing Co.	128,454
698		General Dynamics Corp.	47,150
50		Goodrich Corp.	1,948
939		Lockheed Martin Corp.	77,561
547		Northrop Grumman Corp.	36,545
1,223		Raytheon Co.	57,738
249		Rockwell Collins, Inc.	13,055
1,598		United Technologies Corp.	100,211
			462,662
		Agriculture: 0.8%
3,276		Altria Group, Inc.	273,644
1,025		Archer-Daniels-Midland Co.	42,199
988		Monsanto Co.	46,871
234		Reynolds American, Inc.	15,226
300		UST, Inc.	15,858
			393,798
		Airlines: 0.1%
1,300		Southwest Airlines Co.	22,516
			22,516
		Apparel: 0.2%
1,220	@	Coach, Inc.	36,832
303		Jones Apparel Group, Inc.	9,484
261		Liz Claiborne, Inc.	9,754
368		Nike, Inc.	29,720
133		VF Corp.	9,295
			95,085
		Auto Manufacturers: 0.2%
3,950		Ford Motor Co.	33,062
900		General Motors Corp.	26,262
450		Paccar, Inc.	24,602
			83,926
		Auto Parts & Equipment: 0.1%
379	@	Goodyear Tire & Rubber Co.	5,154
380		Johnson Controls, Inc.	27,333
			32,487
		Banks: 2.8%
750		AmSouth Bancorp.	21,488
7,314		Bank of America Corp.	376,452
1,228		Bank of New York Co., Inc.	41,445
856		BB&T Corp.	36,637
237		Comerica, Inc.	13,568
250		Compass Bancshares, Inc.	14,500
900		Fifth Third Bancorp.	35,406
120		First Horizon National Corp.	4,582
398		Huntington Bancshares, Inc.	9,520

PORTFOLIO OF INVESTMENTS

ING Principal Protection Fund X			as of August 31, 2006 (Unaudited) (continued)

Shares			Value

COMMON STOCK: 42.6% (continued)

752		Keycorp	$27,666
121		M&T Bank Corp.	14,818
395		Marshall & Ilsley Corp.	18,419
778		Mellon Financial Corp.	28,965
1,178		National City Corp.	40,735
900		North Fork Bancorp., Inc.	24,696
371		Northern Trust Corp.	20,772
479		PNC Financial Services Group, Inc.	33,908
700		Regions Financial Corp.	25,193
502		State Street Corp.	31,024
575		SunTrust Banks, Inc.	43,930
532		Synovus Financial Corp.	15,471
3,818		US Bancorp.	122,443
2,585		Wachovia Corp.	141,219
5,326		Wells Fargo & Co.	185,079
			1,327,936
		Beverages: 1.1%
1,242		Anheuser-Busch Cos., Inc.	61,330
113		Brown-Forman Corp.	8,699
4,402		Coca-Cola Co.	197,254
662		Coca-Cola Enterprises, Inc.	14,763
350	@	Constellation Brands, Inc.	9,552
359		Pepsi Bottling Group, Inc.	12,569
3,515		PepsiCo, Inc.	229,459
			533,626
		Biotechnology: 0.4%
1,827	@	Amgen, Inc.	124,108
600	@	Biogen Idec, Inc.	26,484
397	@	Genzyme Corp.	26,293
97	@	Millipore Corp.	6,225
			183,110
		Building Materials: 0.1%
321		American Standard Cos., Inc.	13,408
668		Masco Corp.	18,310
152		Vulcan Materials Co.	11,949
			43,667
		Chemicals: 0.5%
352		Air Products & Chemicals, Inc.	23,334
1,548		Dow Chemical Co.	59,025
1,450		EI DuPont de Nemours & Co.	57,957
188		International Flavors & Fragrances, Inc.	7,477
425		PPG Industries, Inc.	26,928
515		Praxair, Inc.	29,566
401		Rohm & Haas Co.	17,684
212		Sherwin-Williams Co.	10,948
			232,919
		Commercial Services: 0.3%
300	@	Apollo Group, Inc.	15,063
332		Equifax, Inc.	10,554
606		H&R Block, Inc.	12,744
801		McKesson Corp.	40,691
444		Moody’s Corp.	27,164
673		Paychex, Inc.	24,167
295		Robert Half International, Inc.	9,127
429		RR Donnelley & Sons Co.	13,908
			153,418

PORTFOLIO OF INVESTMENTS

ING Principal Protection Fund X			as of August 31, 2006 (Unaudited) (continued)

Shares			Value

COMMON STOCK: 42.6% (continued)

		Computers: 1.9%
50	@	Affiliated Computer Services, Inc.	$2,567
1,360	@	Apple Computer, Inc.	92,276
379	@	Computer Sciences Corp.	17,957
3,736	@	Dell, Inc.	84,247
950		Electronic Data Systems Corp.	22,639
3,760	@	EMC Corp.	43,804
7,589		Hewlett-Packard Co.	277,454
3,338		International Business Machines Corp.	270,278
203	@	Lexmark International, Inc.	11,382
396	@	NCR Corp.	13,777
584	@	Network Appliance, Inc.	19,996
400	@	Sandisk Corp.	23,568
6,200	@	Sun Microsystems, Inc.	30,938
666	@	Unisys Corp.	3,563
			914,446
		Cosmetics/Personal Care: 1.1%
193		Alberto-Culver Co.	9,501
800		Avon Products, Inc.	22,968
825		Colgate-Palmolive Co.	49,385
6,997		Procter & Gamble Co.	433,114
			514,968
		Distribution/Wholesale: 0.1%
270		Genuine Parts Co.	11,159
165		WW Grainger, Inc.	11,022
			22,181
		Diversified Financial Services: 3.8%
1,966		American Express Co.	103,294
453		Ameriprise Financial, Inc.	20,716
299		Bear Stearns Cos., Inc.	38,975
474		Capital One Financial Corp.	34,649
1,950		Charles Schwab Corp.	31,805
60		Chicago Mercantile Exchange Holdings, Inc.	26,400
300		CIT Group, Inc.	13,518
7,880		Citigroup, Inc.	388,878
930		Countrywide Financial Corp.	31,434
650	@	E*Trade Financial Corp.	15,334
1,518		Fannie Mae	79,923
99		Federated Investors, Inc.	3,315
273		Franklin Resources, Inc.	26,866
1,100		Freddie Mac	69,960
1,180		Goldman Sachs Group, Inc.	175,407
400		Janus Capital Group, Inc.	7,112
5,500		JPMorgan Chase & Co.	251,130
100		Legg Mason, Inc.	9,126
1,438		Lehman Brothers Holdings, Inc.	91,759
1,453		Merrill Lynch & Co., Inc.	106,839
2,890		Morgan Stanley	190,133
645		SLM Corp.	31,302
500		T. Rowe Price Group, Inc.	22,030
			1,769,905
		Electric: 1.3%
1,238	@	AES Corp.	26,295
275	@	Allegheny Energy, Inc.	11,479
707		American Electric Power Co., Inc.	25,791
700		Centerpoint Energy, Inc.	10,115
392	@	CMS Energy Corp.	5,739
78		Consolidated Edison, Inc.	3,604

PORTFOLIO OF INVESTMENTS

ING Principal Protection Fund X			as of August 31, 2006 (Unaudited) (continued)

Shares			Value

COMMON STOCK: 42.6% (continued)

323		Constellation Energy Group, Inc.	$19,409
650		Dominion Resources, Inc.	51,929
350		DTE Energy Co.	14,609
2,319		Duke Energy Corp.	69,570
591		Edison International	25,791
150		Entergy Corp.	11,648
1,150		Exelon Corp.	70,127
763		FirstEnergy Corp.	43,537
754		FPL Group, Inc.	33,515
754		PG&E Corp	31,615
200		Pinnacle West Capital Corp.	9,188
658		PPL Corp.	23,010
450		Public Service Enterprise Group, Inc.	31,509
400		Southern Co.	13,708
1,076		TXU Corp.	71,242
907		Xcel Energy, Inc.	18,866
			622,296
		Electrical Components & Equipment: 0.1%
654		Emerson Electric Co.	53,726
300		Molex, Inc.	10,941
			64,667
		Electronics: 0.2%
692	@	Agilent Technologies, Inc.	22,255
444		Applera Corp. - Applied Biosystems Group	13,609
200	@	Fisher Scientific International, Inc.	15,646
424		Jabil Circuit, Inc.	11,376
284		PerkinElmer, Inc.	5,234
283	@	Thermo Electron Corp.	11,094
290	@	Waters Corp.	12,369
			91,583
		Entertainment: 0.1%
600		International Game Technology	23,208
			23,208
		Environmental Control: 0.1%
852		Waste Management, Inc.	29,207
			29,207
		Food: 0.5%
400		Campbell Soup Co.	15,028
971		ConAgra Foods, Inc.	23,110
300	@	Dean Foods Co.	11,886
830		General Mills, Inc.	45,011
532		HJ Heinz Co.	22,259
429		Kellogg Co.	21,750
1,175		Kroger Co.	27,977
291		McCormick & Co., Inc.	10,598
700		Safeway, Inc.	21,651
1,393		Sara Lee Corp.	23,166
516		Supervalu, Inc.	14,737
200		Whole Foods Market, Inc.	10,724
141		WM Wrigley Jr. Co.	6,545
			254,442
		Forest Products & Paper: 0.2%
900		International Paper Co.	31,293
294		Louisiana-Pacific Corp.	5,751
425		MeadWestvaco Corp.	10,859
96		Plum Creek Timber Co., Inc.	3,344

PORTFOLIO OF INVESTMENTS

ING Principal Protection Fund X			as of August 31, 2006 (Unaudited) (continued)

Shares			Value

COMMON STOCK: 42.6% (continued)

338		Temple-Inland, Inc.	$15,048
150		Weyerhaeuser Co.	9,300
			75,595
		Gas: 0.1%
135		Nicor, Inc.	5,894
565		Sempra Energy	28,092
			33,986
		Hand/Machine Tools: 0.0%
98		Black & Decker Corp.	7,217
148		Snap-On, Inc.	6,468
85		Stanley Works	4,015
			17,700
		Healthcare - Products: 1.0%
1,119		Baxter International, Inc.	49,661
454		Becton Dickinson & Co.	31,644
750	@	Boston Scientific Corp.	13,080
207		CR Bard, Inc.	15,562
4,702		Johnson & Johnson	304,031
238	@	St. Jude Medical, Inc.	8,666
100		Stryker Corp.	4,803
400	@	Zimmer Holdings, Inc.	27,200
			454,647
		Healthcare - Services: 1.0%
1,368		Aetna, Inc.	50,985
415	@	Coventry Health Care, Inc.	22,510
502	@	Humana, Inc.	30,587
200	@	Laboratory Corp. of America Holdings	13,684
200		Manor Care, Inc.	10,440
204		Quest Diagnostics	13,113
3,648		UnitedHealth Group, Inc.	189,514
1,768	@	WellPoint, Inc.	136,861
			467,694
		Home Furnishings: 0.1%
100		Harman International Industries, Inc.	8,112
170		Whirlpool Corp.	13,755
			21,867
		Household Products/Wares: 0.1%
260		Clorox Co.	15,551
78		Fortune Brands, Inc.	5,663
737		Kimberly-Clark Corp.	46,800
			68,014
		Housewares: 0.0%
618		Newell Rubbermaid, Inc.	16,680
			16,680
		Insurance: 2.2%
612	@@	ACE Ltd.	32,962
886		Aflac, Inc.	39,932
1,394		Allstate Corp.	80,768
167		AMBAC Financial Group, Inc.	14,461
4,099		American International Group, Inc.	261,598
550		AON Corp.	19,014
1,192		Chubb Corp.	59,791
218		Cigna Corp.	24,649
331		Cincinnati Financial Corp.	15,444

PORTFOLIO OF INVESTMENTS

ING Principal Protection Fund X			as of August 31, 2006 (Unaudited) (continued)

Shares			Value

COMMON STOCK: 42.6% (continued)

600		Genworth Financial, Inc.	$20,658
476		Hartford Financial Services Group, Inc.	40,869
597		Lincoln National Corp.	36,238
763		Loews Corp.	29,360
197		MBIA, Inc.	12,141
1,961		Metlife, Inc.	107,914
187		MGIC Investment Corp.	10,822
508		Principal Financial Group	27,046
1,238		Progressive Corp.	30,442
773		Prudential Financial, Inc.	56,746
218		Safeco Corp.	12,581
1,080		St. Paul Travelers Cos., Inc.	47,412
177		Torchmark Corp.	11,011
710		UnumProvident Corp.	13,455
300	@@	XL Capital Ltd.	19,692
			1,025,006
		Internet: 0.5%
600	@	Amazon.com, Inc.	18,498
1,816	@	eBay, Inc.	50,594
350	@	Google, Inc.	132,486
250	@	Monster Worldwide, Inc.	10,185
1,959	@	Symantec Corp.	36,516
400	@	VeriSign, Inc.	8,096
			256,375
		Iron/Steel: 0.1%
200		Allegheny Technologies, Inc.	11,470
952		Nucor Corp.	46,524
183		United States Steel Corp.	10,645
			68,639
		Leisure Time: 0.1%
188		Brunswick Corp.	5,396
257		Carnival Corp.	10,768
412		Harley-Davidson, Inc.	24,106
354		Sabre Holdings Corp.	7,760
			48,030
		Lodging: 0.1%
497		Hilton Hotels Corp.	12,659
532		Marriott International, Inc.	20,035
404		Starwood Hotels & Resorts Worldwide, Inc.	21,517
129	@	Wyndham Worldwide Corp.	3,775
			57,986
		Machinery - Construction & Mining: 0.2%
1,050		Caterpillar, Inc.	69,668
			69,668
		Machinery - Diversified: 0.1%
106		Cummins, Inc.	12,171
400		Deere & Co.	31,240
266		Rockwell Automation, Inc.	14,997
			58,408
		Media: 1.4%
1,622		CBS Corp. - Class B	46,308
900		Clear Channel Communications, Inc.	26,136
3,400	@	Comcast Corp.	119,000
200		EW Scripps Co.	9,094
150		Gannett Co., Inc.	8,528

PORTFOLIO OF INVESTMENTS

ING Principal Protection Fund X			as of August 31, 2006 (Unaudited) (continued)

Shares			Value

COMMON STOCK: 42.6% (continued)

1,002		McGraw-Hill Cos., Inc.	$56,022
95		Meredith Corp.	4,497
289		New York Times Co.	6,508
5,100		News Corp., Inc.	97,053
7,107		Time Warner, Inc.	118,118
150	@	Univision Communications, Inc.	5,184
1,122	@	Viacom, Inc. - Class B	40,729
3,470		Walt Disney Co.	102,886
			640,063
		Mining: 0.3%
1,400		Alcoa, Inc.	40,026
300		Freeport-McMoRan Copper & Gold, Inc.	17,463
800		Newmont Mining Corp.	41,000
328		Phelps Dodge Corp.	29,356
			127,845
		Miscellaneous Manufacturing: 2.0%
1,170		3M Co.	83,889
213	@	Cooper Industries Ltd.	17,440
425		Danaher Corp.	28,173
353		Dover Corp.	17,163
500		Eastman Kodak Co.	10,635
296		Eaton Corp.	19,684
16,455		General Electric Co.	560,457
1,759		Honeywell International, Inc.	68,108
628		Illinois Tool Works, Inc.	27,569
528	@@	Ingersoll-Rand Co.	20,075
280		ITT Corp.	13,706
400		Leggett & Platt, Inc.	9,220
218		Parker Hannifin Corp.	16,143
237		Textron, Inc.	19,875
1,300	@@	Tyco International Ltd.	33,995
			946,132
		Office/Business Equipment: 0.1%
359		Pitney Bowes, Inc.	15,649
1,494	@	Xerox Corp.	22,126
			37,775
		Oil & Gas: 4.2%
654		Anadarko Petroleum Corp.	30,679
448		Apache Corp.	29,245
250		Chesapeake Energy Corp.	7,893
4,347		Chevron Corp.	279,947
3,151		ConocoPhillips	199,868
624		Devon Energy Corp.	38,994
426		EOG Resources, Inc.	27,613
14,567		ExxonMobil Corp.	985,732
330		Hess Corp.	15,107
676		Marathon Oil Corp.	56,446
300		Murphy Oil Corp.	14,673
500	@, @@	Nabors Industries Ltd.	16,440
2,080		Occidental Petroleum Corp.	106,059
200		Rowan Cos., Inc.	6,840
274		Sunoco, Inc.	19,703
200	@	Transocean, Inc.	13,350
1,478		Valero Energy Corp.	84,837
600		XTO Energy, Inc.	27,462
			1,960,888

PORTFOLIO OF INVESTMENTS

ING Principal Protection Fund X			as of August 31, 2006 (Unaudited) (continued)

Shares			Value

COMMON STOCK: 42.6% (continued)

		Oil & Gas Services: 0.4%
200		Baker Hughes, Inc.	$14,236
1,500		Halliburton Co.	48,930
1,650		Schlumberger Ltd.	101,145
			164,311
		Packaging & Containers: 0.0%
260		Ball Corp.	10,488
197		Sealed Air Corp.	10,218
			20,706
		Pharmaceuticals: 2.4%
2,450		Abbott Laboratories	119,315
293		Allergan, Inc.	33,566
580		AmerisourceBergen Corp.	25,613
200	@	Barr Pharmaceuticals, Inc.	11,300
658		Cardinal Health, Inc.	44,362
811		Caremark Rx, Inc.	46,989
430	@	Express Scripts, Inc.	36,154
609	@	Forest Laboratories, Inc.	30,438
824	@	Gilead Sciences, Inc.	52,242
415	@	Hospira, Inc.	15,201
644	@	King Pharmaceuticals, Inc.	10,446
574	@	Medco Health Solutions, Inc.	36,374
4,639		Merck & Co., Inc.	188,111
400		Mylan Laboratories	8,128
11,606		Pfizer, Inc.	319,861
2,350		Schering-Plough Corp.	49,233
250	@	Watson Pharmaceuticals, Inc.	6,410
2,144		Wyeth	104,413
			1,138,156
		Pipelines: 0.0%
1,000		El Paso Corp.	14,520
229		Williams Cos., Inc.	5,640
			20,160
		Real Estate: 0.0%
161	@	Realogy Corp.	3,445
			3,445
		Real Estate Investment Trusts: 0.1%
200		Apartment Investment & Management Co.	10,248
600		Equity Office Properties Trust	22,254
150		Kimco Realty Corp.	6,233
50		Public Storage, Inc.	4,333
276		Simon Property Group, Inc.	23,402
			66,470
		Retail: 2.6%
350	@	Autonation, Inc.	6,801
100	@	Autozone, Inc.	9,030
428	@	Bed Bath & Beyond, Inc.	14,436
639		Best Buy Co., Inc.	30,033
393		Circuit City Stores, Inc.	9,279
986		Costco Wholesale Corp.	46,135
1,400		CVS Corp.	46,970
191		Darden Restaurants, Inc.	6,761
500		Dollar General Corp.	6,430
200		Family Dollar Stores, Inc.	5,114
1,172		Federated Department Stores, Inc.	44,513
1,118		Gap, Inc.	18,794
3,362		Home Depot, Inc.	115,283

PORTFOLIO OF INVESTMENTS

ING Principal Protection Fund X			as of August 31, 2006 (Unaudited) (continued)

Shares			Value

COMMON STOCK: 42.6% (continued)

492		JC Penney Co., Inc.	$31,016
750	@	Kohl’s Corp.	46,883
582		Limited Brands, Inc.	14,975
2,462		Lowe’s Cos., Inc.	66,622
3,352		McDonald’s Corp.	120,337
448		Nordstrom, Inc.	16,733
812	@	Office Depot, Inc.	29,914
230	@	Sears Holding Corp.	33,145
2,167		Staples, Inc.	48,888
1,942	@	Starbucks Corp.	60,221
1,401		Target Corp.	67,794
340		Tiffany & Co.	10,744
730		TJX Cos., Inc.	19,528
3,960		Wal-Mart Stores, Inc.	177,091
2,143		Walgreen Co.	105,993
239		Wendy’s International, Inc.	15,272
446		Yum! Brands, Inc.	21,800
			1,246,535
		Savings & Loans: 0.1%
422		Golden West Financial Corp.	31,857
105		Sovereign Bancorp., Inc.	2,188
637		Washington Mutual, Inc.	26,684
			60,729
		Semiconductors: 1.1%
1,200	@	Advanced Micro Devices, Inc.	29,988
670	@	Altera Corp.	13,554
699		Analog Devices, Inc.	21,417
2,482		Applied Materials, Inc.	41,896
275	@	Broadcom Corp.	8,096
897	@	Freescale Semiconductor, Inc.	27,726
9,271		Intel Corp.	181,155
503		Linear Technology Corp.	17,107
650	@	LSI Logic Corp.	5,233
412		Maxim Integrated Products	11,989
1,200	@	Micron Technology, Inc.	20,736
1,007		National Semiconductor Corp.	24,460
300	@	Novellus Systems, Inc.	8,376
600	@	Nvidia Corp.	17,466
466	@	QLogic Corp.	8,565
2,533		Texas Instruments, Inc.	82,550
600		Xilinx, Inc.	13,722
			534,036
		Software: 1.6%
924	@	Adobe Systems, Inc.	29,975
342	@	Autodesk, Inc.	11,888
913		Automatic Data Processing, Inc.	43,094
664	@	BMC Software, Inc.	17,676
931		CA, Inc.	21,944
396	@	Citrix Systems, Inc.	12,149
1,159	@	Compuware Corp.	8,808
508	@	Electronic Arts, Inc.	25,893
1,219		First Data Corp.	52,380
289	@	Fiserv, Inc.	12,765
437		IMS Health, Inc.	11,926
756	@	Intuit, Inc.	22,846
14,037		Microsoft Corp.	360,611
697	@	Novell, Inc.	4,649
8,386	@	Oracle Corp.	131,241
308	@	Parametric Technology Corp.	4,962
			772,807

PORTFOLIO OF INVESTMENTS

ING Principal Protection Fund X			as of August 31, 2006 (Unaudited) (continued)

Shares			Value

COMMON STOCK: 42.6% (continued)

		Telecommunications: 2.9%
200		Alltel Corp.	$10,842
7,484		AT&T, Inc.	232,977
783	@	Avaya, Inc.	8,182
3,110		BellSouth Corp.	126,639
280		CenturyTel, Inc.	11,150
16,501	@	Cisco Systems, Inc.	362,857
600		Citizens Communications Co.	8,274
400	@	Comverse Technology, Inc.	8,360
2,446	@	Corning, Inc.	54,399
312		Embarq Corp.	14,711
6,089		Motorola, Inc.	142,361
2,624		Qualcomm, Inc.	98,846
5,140		Sprint Nextel Corp.	86,969
1,057	@	Tellabs, Inc.	10,771
4,745		Verizon Communications, Inc.	166,929
206		Windstream Corp.	2,719
			1,346,986
		Textiles: 0.0%
211		Cintas Corp.	7,813
			7,813
		Toys/Games/Hobbies: 0.1%
555		Hasbro, Inc.	11,267
776		Mattel, Inc.	14,620
			25,887
		Transportation: 0.6%
622		Burlington Northern Santa Fe Corp.	41,643
660		CSX Corp.	19,945
485		FedEx Corp.	49,000
1,175		Norfolk Southern Corp.	50,208
150		Union Pacific Corp.	12,053
1,702		United Parcel Service, Inc.	119,225
			292,074

		Total Common Stock
		(Cost $18,925,903)	20,069,488

Principal Amount		Value

U.S. TREASURY OBLIGATION: 57.5%

	U.S. Treasury STRIP: 57.5%
$31,074,000	4.700%, due 08/15/09	$27,087,361

	Total U.S Treasury Obligation
	(Cost $27,624,783)	27,087,361

	Total Long-Term Investments
	(Cost $46,550,686)	47,156,849

SHORT-TERM INVESTMENT: 0.3%

	Repurchase Agreement: 0.3%

158,000	Morgan Stanley Repurchase Agreement dated 08/31/06, 5.249%, due 09/01/06, $158,023 to be received upon repurchase (Collateralized by $340,000 Resolution Funding Corp, Discount Note, Market Value $162,843, due 01/15/21).	158,000

PORTFOLIO OF INVESTMENTS

ING Principal Protection Fund X		as of August 31, 2006 (Unaudited) (continued)

Principal Amount				Value

SHORT-TERM INVESTMENT: 0.3% (continued)

		Total Short-Term Investment
		(Cost $158,000)		$158,000

		Total Investments in Securities
		(Cost $46,708,686)*	100.4%	$47,314,849
		Other Assets and Liabilities - Net	(0.4)	(178,944)
		Net Assets	100.0%	$47,135,905

	@	Non-income producing security
	@@	Foreign Issuer
	STRIP	Separate Trading of Registered Interest and Principal of Securities
	*	Cost for federal income tax purposes is $47,466,731.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation	$991,823
		Gross Unrealized Depreciation	(1,143,705)
		Net Unrealized Depreciation	$(151,882)

PORTFOLIO OF INVESTMENTS

ING Principal Protection Fund XI			as of August 31, 2006 (Unaudited)

Shares			Value

COMMON STOCK: 37.5%

		Advertising: 0.1%
257		Omnicom Group	$22,467
			22,467
		Aerospace/Defense: 0.9%
1,049		Boeing Co.	78,570
454		General Dynamics Corp.	30,668
150		Goodrich Corp.	5,843
10		L-3 Communications Holdings, Inc.	754
576		Lockheed Martin Corp.	47,578
374		Northrop Grumman Corp.	24,987
642		Raytheon Co.	30,309
205		Rockwell Collins, Inc.	10,748
998		United Technologies Corp.	62,585
			292,042
		Agriculture: 0.7%
2,019		Altria Group, Inc.	168,647
632		Archer-Daniels-Midland Co.	26,019
514		Monsanto Co.	24,384
116		Reynolds American, Inc.	7,548
200		UST, Inc.	10,572
			237,170
		Airlines: 0.0%
750		Southwest Airlines Co.	12,990
			12,990
		Apparel: 0.1%
616	@	Coach, Inc.	18,597
162		Jones Apparel Group, Inc.	5,071
83		Liz Claiborne, Inc.	3,102
178		Nike, Inc.	14,375
104		VF Corp.	7,269
			48,414
		Auto Manufacturers: 0.2%
2,433		Ford Motor Co.	20,364
550		General Motors Corp.	16,049
120	@	Navistar International Corp.	2,753
225		Paccar, Inc.	12,301
			51,467
		Auto Parts & Equipment: 0.1%
323	@	Goodyear Tire & Rubber Co.	4,393
202		Johnson Controls, Inc.	14,530
			18,923
		Banks: 2.4%
332		AmSouth Bancorp.	9,512
4,471		Bank of America Corp.	230,122
727		Bank of New York Co., Inc.	24,536
530		BB&T Corp.	22,684
153		Comerica, Inc.	8,759
120		Compass Bancshares, Inc.	6,960
550		Fifth Third Bancorp.	21,637

PORTFOLIO OF INVESTMENTS

ING Principal Protection Fund XI			as of August 31, 2006 (Unaudited) (continued)

Shares			Value

COMMON STOCK: 37.5% (continued)

62		First Horizon National Corp.	$2,367
100		Huntington Bancshares, Inc.	2,392
401		Keycorp	14,753
57		M&T Bank Corp.	6,980
198		Marshall & Ilsley Corp.	9,233
427		Mellon Financial Corp.	15,897
721		National City Corp.	24,932
500		North Fork Bancorp., Inc.	13,720
217		Northern Trust Corp.	12,150
261		PNC Financial Services Group, Inc.	18,476
450		Regions Financial Corp.	16,196
375		State Street Corp.	23,175
361		SunTrust Banks, Inc.	27,580
306		Synovus Financial Corp.	8,898
2,325		US Bancorp.	74,563
1,557		Wachovia Corp.	85,059
3,258		Wells Fargo & Co.	113,216
26		Zions Bancorp.	2,054
			795,851
		Beverages: 1.0%
729		Anheuser-Busch Cos., Inc.	35,998
87		Brown-Forman Corp.	6,697
2,643		Coca-Cola Co.	118,433
398		Coca-Cola Enterprises, Inc.	8,875
100	@	Constellation Brands, Inc.	2,729
224		Pepsi Bottling Group, Inc.	7,842
2,162		PepsiCo, Inc.	141,135
			321,709
		Biotechnology: 0.4%
1,134	@	Amgen, Inc.	77,033
400	@	Biogen Idec, Inc.	17,656
297	@	Genzyme Corp.	19,670
59	@	Millipore Corp.	3,787
			118,146
		Building Materials: 0.1%
229		American Standard Cos., Inc.	9,565
450		Masco Corp.	12,335
93		Vulcan Materials Co.	7,311
			29,211
		Chemicals: 0.5%
196		Air Products & Chemicals, Inc.	12,993
100		Ashland, Inc.	6,314
943		Dow Chemical Co.	35,957
900		EI DuPont de Nemours & Co.	35,973
146		International Flavors & Fragrances, Inc.	5,806
322		PPG Industries, Inc.	20,402
360		Praxair, Inc.	20,668
207		Rohm & Haas Co.	9,129
161		Sherwin-Williams Co.	8,314
			155,556
		Commercial Services: 0.3%
200	@	Apollo Group, Inc.	10,042
236		Equifax, Inc.	7,502
420		H&R Block, Inc.	8,833
570		McKesson Corp.	28,956
302		Moody’s Corp.	18,476
318		Paychex, Inc.	11,419

PORTFOLIO OF INVESTMENTS

ING Principal Protection Fund XI			as of August 31, 2006 (Unaudited) (continued)

Shares			Value

COMMON STOCK: 37.5% (continued)

201		Robert Half International, Inc.	$6,219
287		RR Donnelley & Sons Co.	9,305
			100,752
		Computers: 1.7%
30	@	Affiliated Computer Services, Inc.	1,540
798	@	Apple Computer, Inc.	54,144
204	@	Computer Sciences Corp.	9,666
2,271	@	Dell, Inc.	51,211
534		Electronic Data Systems Corp.	12,725
2,261	@	EMC Corp.	26,341
4,620		Hewlett-Packard Co.	168,907
2,037		International Business Machines Corp.	164,936
119	@	Lexmark International, Inc.	6,672
238	@	NCR Corp.	8,280
444	@	Network Appliance, Inc.	15,203
200	@	Sandisk Corp.	11,784
3,800	@	Sun Microsystems, Inc.	18,962
381	@	Unisys Corp.	2,038
			552,409
		Cosmetics/Personal Care: 1.0%
123		Alberto-Culver Co.	6,055
450		Avon Products, Inc.	12,920
549		Colgate-Palmolive Co.	32,863
150		Estee Lauder Cos., Inc.	5,529
4,245		Procter & Gamble Co.	262,766
			320,133
		Distribution/Wholesale: 0.0%
155		Genuine Parts Co.	6,406
98		WW Grainger, Inc.	6,546
			12,952
		Diversified Financial Services: 3.3%
1,185		American Express Co.	62,260
217		Ameriprise Financial, Inc.	9,923
180		Bear Stearns Cos., Inc.	23,463
366		Capital One Financial Corp.	26,755
1,200		Charles Schwab Corp.	19,572
40		Chicago Mercantile Exchange Holdings, Inc.	17,600
198		CIT Group, Inc.	8,922
4,764		Citigroup, Inc.	235,103
638		Countrywide Financial Corp.	21,564
450	@	E*Trade Financial Corp.	10,616
941		Fannie Mae	49,544
57		Federated Investors, Inc.	1,908
163		Franklin Resources, Inc.	16,041
650		Freddie Mac	41,340
693		Goldman Sachs Group, Inc.	103,014
250		Janus Capital Group, Inc.	4,445
3,350		JPMorgan Chase & Co.	152,961
50		Legg Mason, Inc.	4,563
904		Lehman Brothers Holdings, Inc.	57,684
871		Merrill Lynch & Co., Inc.	64,045
1,735		Morgan Stanley	114,146
451		SLM Corp.	21,887
220		T. Rowe Price Group, Inc.	9,693
			1,077,049

PORTFOLIO OF INVESTMENTS

ING Principal Protection Fund XI			as of August 31, 2006 (Unaudited) (continued)

Shares			Value

COMMON STOCK: 37.5% (continued)

		Electric: 1.2%
758	@	AES Corp.	$16,100
244	@	Allegheny Energy, Inc.	10,185
459		American Electric Power Co., Inc.	16,744
420		Centerpoint Energy, Inc.	6,069
260	@	CMS Energy Corp.	3,806
67		Consolidated Edison, Inc.	3,095
212		Constellation Energy Group, Inc.	12,739
400		Dominion Resources, Inc.	31,956
200		DTE Energy Co.	8,348
1,400		Duke Energy Corp.	42,000
394		Edison International	17,194
100		Entergy Corp.	7,765
700		Exelon Corp.	42,686
463		FirstEnergy Corp.	26,419
432		FPL Group, Inc.	19,202
442		PG&E Corp	18,533
150		Pinnacle West Capital Corp.	6,891
406		PPL Corp.	14,198
242		Public Service Enterprise Group, Inc.	16,945
250		Southern Co.	8,568
668		TXU Corp.	44,228
510		Xcel Energy, Inc.	10,608
			384,279
		Electrical Components & Equipment: 0.1%
377		Emerson Electric Co.	30,971
150		Molex, Inc.	5,471
			36,442
		Electronics: 0.2%
556	@	Agilent Technologies, Inc.	17,881
278		Applera Corp. - Applied Biosystems Group	8,521
100	@	Fisher Scientific International, Inc.	7,823
274		Jabil Circuit, Inc.	7,351
195		PerkinElmer, Inc.	3,594
181	@	Thermo Electron Corp.	7,095
154	@	Waters Corp.	6,568
			58,833
		Entertainment: 0.0%
320		International Game Technology	12,378
			12,378
		Environmental Control: 0.1%
529		Waste Management, Inc.	18,134
			18,134
		Food: 0.5%
216		Campbell Soup Co.	8,115
549		ConAgra Foods, Inc.	13,066
150	@	Dean Foods Co.	5,943
430		General Mills, Inc.	23,319
300		HJ Heinz Co.	12,552
241		Kellogg Co.	12,219
728		Kroger Co.	17,334
192		McCormick & Co., Inc.	6,993
407		Safeway, Inc.	12,589
863		Sara Lee Corp.	14,352
361		Supervalu, Inc.	10,310
150		Whole Foods Market, Inc.	8,043
191		WM Wrigley Jr. Co.	8,866
			153,701

PORTFOLIO OF INVESTMENTS

ING Principal Protection Fund XI			as of August 31, 2006 (Unaudited) (continued)

Shares			Value

COMMON STOCK: 37.5% (continued)

		Forest Products & Paper: 0.1%
550		International Paper Co.	$19,124
203		Louisiana-Pacific Corp.	3,971
72		MeadWestvaco Corp.	1,840
27		Plum Creek Timber Co., Inc.	940
196		Temple-Inland, Inc.	8,726
100		Weyerhaeuser Co.	6,200
			40,801
		Gas: 0.1%
75		Nicor, Inc.	3,275
317		Sempra Energy	15,761
			19,036
		Hand/Machine Tools: 0.0%
62		Black & Decker Corp.	4,566
92		Snap-On, Inc.	4,020
59		Stanley Works	2,787
			11,373
		Healthcare - Products: 0.8%
682		Baxter International, Inc.	30,267
226		Becton Dickinson & Co.	15,752
450	@	Boston Scientific Corp.	7,848
93		CR Bard, Inc.	6,992
2,857		Johnson & Johnson	184,734
146	@	St. Jude Medical, Inc.	5,316
50		Stryker Corp.	2,402
300	@	Zimmer Holdings, Inc.	20,400
			273,711
		Healthcare - Services: 0.9%
844		Aetna, Inc.	31,456
260	@	Coventry Health Care, Inc.	14,102
248	@	Humana, Inc.	15,111
181	@	Laboratory Corp. of America Holdings	12,384
100		Manor Care, Inc.	5,220
212		Quest Diagnostics	13,627
2,226		UnitedHealth Group, Inc.	115,641
1,056	@	WellPoint, Inc.	81,745
			289,286
		Home Furnishings: 0.0%
100		Harman International Industries, Inc.	8,112
40		Whirlpool Corp.	3,236
			11,348
		Household Products/Wares: 0.2%
50		Avery Dennison Corp.	3,097
136		Clorox Co.	8,134
132		Fortune Brands, Inc.	9,583
514		Kimberly-Clark Corp.	32,639
			53,453
		Housewares: 0.0%
358		Newell Rubbermaid, Inc.	9,662
			9,662
		Insurance: 1.9%
365	@@	ACE Ltd.	19,659
547		Aflac, Inc.	24,653
823		Allstate Corp.	47,685

PORTFOLIO OF INVESTMENTS

ING Principal Protection Fund XI			as of August 31, 2006 (Unaudited) (continued)

Shares			Value

COMMON STOCK: 37.5% (continued)

		Insurance (continued)
92		AMBAC Financial Group, Inc.	$7,966
2,492		American International Group, Inc.	159,039
420		AON Corp.	14,519
640		Chubb Corp.	32,102
114		Cigna Corp.	12,890
197		Cincinnati Financial Corp.	9,192
450		Genworth Financial, Inc.	15,494
313		Hartford Financial Services Group, Inc.	26,874
391		Lincoln National Corp.	23,734
448		Loews Corp.	17,239
183		MBIA, Inc.	11,278
1,236		Metlife, Inc.	68,017
105		MGIC Investment Corp.	6,076
323		Principal Financial Group	17,197
732		Progressive Corp.	18,000
483		Prudential Financial, Inc.	35,457
160		Safeco Corp.	9,234
650		St. Paul Travelers Cos., Inc.	28,535
152		Torchmark Corp.	9,456
403		UnumProvident Corp.	7,637
150	@@	XL Capital Ltd.	9,846
			631,779
		Internet: 0.4%
350	@	Amazon.com, Inc.	10,791
1,116	@	eBay, Inc.	31,092
200	@	Google, Inc.	75,706
30	@	Monster Worldwide, Inc.	1,222
1,196	@	Symantec Corp.	22,293
50	@	VeriSign, Inc.	1,012
			142,116
		Iron/Steel: 0.1%
100		Allegheny Technologies, Inc.	5,735
580		Nucor Corp.	28,345
136		United States Steel Corp.	7,911
			41,991
		Leisure Time: 0.1%
158		Brunswick Corp.	4,535
145		Carnival Corp.	6,076
245		Harley-Davidson, Inc.	14,335
53		Sabre Holdings Corp.	1,162
			26,108
		Lodging: 0.1%
386		Hilton Hotels Corp.	9,831
332		Marriott International, Inc.	12,503
183		Starwood Hotels & Resorts Worldwide, Inc.	9,747
75	@	Wyndham Worldwide Corp.	2,195
			34,276
		Machinery - Construction & Mining: 0.1%
700		Caterpillar, Inc.	46,445
			46,445
		Machinery - Diversified: 0.1%
54		Cummins, Inc.	6,200
250		Deere & Co.	19,525
201		Rockwell Automation, Inc.	11,332
			37,057

PORTFOLIO OF INVESTMENTS

ING Principal Protection Fund XI			as of August 31, 2006 (Unaudited) (continued)

Shares			Value

COMMON STOCK: 37.5% (continued)

		Media: 1.2%
1,001		CBS Corp. - Class B	$28,579
550		Clear Channel Communications, Inc.	15,972
2,050	@	Comcast Corp.	71,750
100		EW Scripps Co.	4,547
100		Gannett Co., Inc.	5,685
658		McGraw-Hill Cos., Inc.	36,789
54		Meredith Corp.	2,556
167		New York Times Co.	3,761
3,130		News Corp., Inc.	59,564
4,329		Time Warner, Inc.	71,948
200	@	Univision Communications, Inc.	6,912
701	@	Viacom, Inc. - Class B	25,446
2,129		Walt Disney Co.	63,125
			396,634
		Mining: 0.2%
950		Alcoa, Inc.	27,161
200		Freeport-McMoRan Copper & Gold, Inc.	11,642
500		Newmont Mining Corp.	25,625
178		Phelps Dodge Corp.	15,931
			80,359
		Miscellaneous Manufacturing: 1.8%
737		3M Co.	52,843
127	@	Cooper Industries Ltd.	10,399
238		Danaher Corp.	15,777
253		Dover Corp.	12,301
350		Eastman Kodak Co.	7,445
139		Eaton Corp.	9,244
10,013		General Electric Co.	341,043
1,106		Honeywell International, Inc.	42,824
418		Illinois Tool Works, Inc.	18,350
320	@@	Ingersoll-Rand Co.	12,166
236		ITT Corp.	11,552
250		Leggett & Platt, Inc.	5,763
133		Parker Hannifin Corp.	9,849
107		Textron, Inc.	8,973
800	@@	Tyco International Ltd.	20,920
			579,449
		Office/Business Equipment: 0.1%
253		Pitney Bowes, Inc.	11,028
969	@	Xerox Corp.	14,351
			25,379
		Oil & Gas: 3.6%
370		Anadarko Petroleum Corp.	17,357
334		Apache Corp.	21,804
150		Chesapeake Energy Corp.	4,736
2,627		Chevron Corp.	169,179
1,899		ConocoPhillips	120,454
387		Devon Energy Corp.	24,184
238		EOG Resources, Inc.	15,427
8,848		ExxonMobil Corp.	598,731
204		Hess Corp.	9,339
447		Marathon Oil Corp.	37,325
200		Murphy Oil Corp.	9,782
300	@, @@	Nabors Industries Ltd.	9,864
1,226		Occidental Petroleum Corp.	62,514
100		Rowan Cos., Inc.	3,420
186		Sunoco, Inc.	13,375

PORTFOLIO OF INVESTMENTS

ING Principal Protection Fund XI			as of August 31, 2006 (Unaudited) (continued)

Shares			Value

COMMON STOCK: 37.5% (continued)

100	@	Transocean, Inc.	$6,675
882		Valero Energy Corp.	50,627
300		XTO Energy, Inc.	13,731
			1,188,524
		Oil & Gas Services: 0.3%
50		Baker Hughes, Inc.	3,559
1,280		Halliburton Co.	41,754
1,000		Schlumberger Ltd.	61,300
			106,613
		Packaging & Containers: 0.1%
140		Ball Corp.	5,648
150		Bemis Co.	4,845
250	@	Pactiv Corp.	6,683
116		Sealed Air Corp.	6,017
			23,193
		Pharmaceuticals: 2.1%
1,500		Abbott Laboratories	73,050
131		Allergan, Inc.	15,007
376		AmerisourceBergen Corp.	16,604
150	@	Barr Pharmaceuticals, Inc.	8,475
383		Cardinal Health, Inc.	25,822
459		Caremark Rx, Inc.	26,594
192	@	Express Scripts, Inc.	16,143
298	@	Forest Laboratories, Inc.	14,894
476	@	Gilead Sciences, Inc.	30,178
312	@	Hospira, Inc.	11,429
375	@	King Pharmaceuticals, Inc.	6,083
363	@	Medco Health Solutions, Inc.	23,003
2,834		Merck & Co., Inc.	114,919
250		Mylan Laboratories	5,080
7,054		Pfizer, Inc.	194,408
1,400		Schering-Plough Corp.	29,330
90	@	Watson Pharmaceuticals, Inc.	2,308
1,304		Wyeth	63,505
			676,832
		Pipelines: 0.0%
600		El Paso Corp.	8,712
137		Williams Cos., Inc.	3,374
			12,086
		Real Estate: 0.0%
94	@	Realogy Corp.	2,012
			2,012
		Real Estate Investment Trusts: 0.1%
120		Apartment Investment & Management Co.	6,149
350		Equity Office Properties Trust	12,982
100		Kimco Realty Corp.	4,155
100		Public Storage, Inc.	8,665
186		Simon Property Group, Inc.	15,771
			47,722
		Retail: 2.3%
220	@	Autonation, Inc.	4,275
50	@	Autozone, Inc.	4,515
245	@	Bed Bath & Beyond, Inc.	8,264
379		Best Buy Co., Inc.	17,813
208		Circuit City Stores, Inc.	4,911

PORTFOLIO OF INVESTMENTS

ING Principal Protection Fund XI			as of August 31, 2006 (Unaudited) (continued)

Shares			Value

COMMON STOCK: 37.5% (continued)

674		Costco Wholesale Corp.	$31,536
850		CVS Corp.	28,518
162		Darden Restaurants, Inc.	5,735
350		Dollar General Corp.	4,501
100		Family Dollar Stores, Inc.	2,557
646		Federated Department Stores, Inc.	24,535
642		Gap, Inc.	10,792
2,023		Home Depot, Inc.	69,369
301		JC Penney Co., Inc.	18,975
390	@	Kohl’s Corp.	24,379
428		Limited Brands, Inc.	11,012
1,456		Lowe’s Cos., Inc.	39,399
2,032		McDonald’s Corp.	72,949
274		Nordstrom, Inc.	10,234
529	@	Office Depot, Inc.	19,488
140	@	Sears Holding Corp.	20,175
1,271		Staples, Inc.	28,674
1,130	@	Starbucks Corp.	35,041
845		Target Corp.	40,890
80		Tiffany & Co.	2,528
445		TJX Cos., Inc.	11,904
2,411		Wal-Mart Stores, Inc.	107,820
1,313		Walgreen Co.	64,941
157		Wendy’s International, Inc.	10,032
257		Yum! Brands, Inc.	12,562
			748,324
		Savings & Loans: 0.1%
268		Golden West Financial Corp.	20,231
105		Sovereign Bancorp., Inc.	2,188
396		Washington Mutual, Inc.	16,588
			39,007
		Semiconductors: 1.0%
700	@	Advanced Micro Devices, Inc.	17,493
428	@	Altera Corp.	8,658
353		Analog Devices, Inc.	10,816
1,516		Applied Materials, Inc.	25,590
155	@	Broadcom Corp.	4,563
538	@	Freescale Semiconductor, Inc.	16,630
5,652		Intel Corp.	110,440
357		Linear Technology Corp.	12,142
450	@	LSI Logic Corp.	3,623
350		Maxim Integrated Products	10,185
750	@	Micron Technology, Inc.	12,960
570		National Semiconductor Corp.	13,845
200	@	Novellus Systems, Inc.	5,584
480	@	Nvidia Corp.	13,973
238	@	QLogic Corp.	4,374
1,557		Texas Instruments, Inc.	50,743
400		Xilinx, Inc.	9,148
			330,767
		Software: 1.4%
540	@	Adobe Systems, Inc.	17,518
220	@	Autodesk, Inc.	7,647
630		Automatic Data Processing, Inc.	29,736
323	@	BMC Software, Inc.	8,598
496		CA, Inc.	11,691
230	@	Citrix Systems, Inc.	7,056
564	@	Compuware Corp.	4,286
361	@	Electronic Arts, Inc.	18,400

PORTFOLIO OF INVESTMENTS

ING Principal Protection Fund XI			as of August 31, 2006 (Unaudited) (continued)

Shares			Value

COMMON STOCK: 37.5% (continued)

733		First Data Corp.	$31,497
167	@	Fiserv, Inc.	7,376
64		IMS Health, Inc.	1,747
360	@	Intuit, Inc.	10,879
8,540		Microsoft Corp.	219,393
415	@	Novell, Inc.	2,768
5,117	@	Oracle Corp.	80,081
132	@	Parametric Technology Corp.	2,127
			460,800
		Telecommunications: 2.5%
100		Alltel Corp.	5,421
4,511		AT&T, Inc.	140,427
488	@	Avaya, Inc.	5,100
1,900		BellSouth Corp.	77,368
171		CenturyTel, Inc.	6,809
10,027	@	Cisco Systems, Inc.	220,494
400		Citizens Communications Co.	5,516
58	@	Comverse Technology, Inc.	1,212
1,655	@	Corning, Inc.	36,807
184		Embarq Corp.	8,676
3,656		Motorola, Inc.	85,477
1,610		Qualcomm, Inc.	60,649
3,144		Sprint Nextel Corp.	53,196
395	@	Tellabs, Inc.	4,025
2,912		Verizon Communications, Inc.	102,444
103		Windstream Corp.	1,360
			814,981
		Textiles: 0.0%
118		Cintas Corp.	4,370
			4,370
		Toys/Games/Hobbies: 0.0%
224		Hasbro, Inc.	4,547
464		Mattel, Inc.	8,742
			13,289
		Transportation: 0.6%
376		Burlington Northern Santa Fe Corp.	25,173
488		CSX Corp.	14,747
317		FedEx Corp.	32,027
660		Norfolk Southern Corp.	28,202
130		Union Pacific Corp.	10,446
1,046		United Parcel Service, Inc.	73,272
			183,867

		Total Common Stock
		(Cost $11,478,226)	12,233,658

Principal Amount			Value

U.S. GOVERNMENT AGENCY OBLIGATION: 52.8%

		Federal National Mortgage Association: 52.8%
$20,000,000		5.220%, due 09/15/09	$17,223,840

		Total U.S. Government Agency Obligation
		(Cost $17,900,266)	17,223,840

PORTFOLIO OF INVESTMENTS

ING Principal Protection Fund XI		as of August 31, 2006 (Unaudited) (continued)

Principal Amount				Value

U.S. TREASURY OBLIGATION: 9.9%

		U.S. Treasury STRIP: 9.9%
$3,735,000		4.710%, due 11/15/09		$3,217,217

		Total U.S. Treasury Obligation
		(Cost $3,198,897)		3,217,217

		Total Long-Term Investments
		(Cost $32,577,389)		32,674,715

SHORT-TERM INVESTMENT: 0.3%

		Repurchase Agreement: 0.3%
110,000		Morgan Stanley Repurchase Agreement dated 08/31/06, 5.250%, due 09/01/06, $110,016 to be received upon repurchase (Collateralized by $235,000 Resolution Funding Corp, Discount Note, Market Value $112,553, due 01/15/21).		110,000

		Total Short-Term Investment
		(Cost $110,000)		110,000

		Total Investments in Securities
		(Cost $32,687,389)*	100.5%	$32,784,715
		Other Assets and Liabilities - Net	(0.5)	(168,127)
		Net Assets	100.0%	$32,616,588

	@	Non-income producing security
	@@	Foreign Issuer
	STRIP	Separate Trading of Registered Interest and Principal of Securities
	*	Cost for federal income tax purposes is $32,976,284.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation	$869,700
		Gross Unrealized Depreciation	(1,061,269)
		Net Unrealized Depreciation	$(191,569)

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund XII	as of August 31, 2006 (Unaudited)

Shares			Value

COMMON STOCK: 35.2%

		Advertising: 0.1%
130		Omnicom Group	$11,365
			11,365
		Aerospace/Defense: 0.9%
579		Boeing Co.	43,367
302		General Dynamics Corp.	20,400
70		Goodrich Corp.	2,727
11		L-3 Communications Holdings, Inc.	829
269		Lockheed Martin Corp.	22,219
175		Northrop Grumman Corp.	11,692
345		Raytheon Co.	16,287
89		Rockwell Collins, Inc.	4,666
440		United Technologies Corp.	27,592
			149,779
		Agriculture: 0.7%
911		Altria Group, Inc.	76,096
288		Archer-Daniels-Midland Co.	11,857
272		Monsanto Co.	12,904
92		Reynolds American, Inc.	5,986
80		UST, Inc.	4,229
			111,072
		Airlines: 0.0%
350		Southwest Airlines Co.	6,062
			6,062
		Apparel: 0.2%
310	@	Coach, Inc.	9,359
82		Jones Apparel Group, Inc.	2,567
43		Liz Claiborne, Inc.	1,607
88		Nike, Inc.	7,107
44		VF Corp.	3,075
			23,715
		Auto Manufacturers: 0.1%
824		Ford Motor Co.	6,897
250		General Motors Corp.	7,295
105		Paccar, Inc.	5,740
			19,932
		Auto Parts & Equipment: 0.1%
74	@	Goodyear Tire & Rubber Co.	1,006
88		Johnson Controls, Inc.	6,330
			7,336

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund XII	as of August 31, 2006 (Unaudited) (continued)

Shares			Value

COMMON STOCK: 35.2% (continued)

		Banks: 2.3%
149		AmSouth Bancorp.	$4,269
2,021		Bank of America Corp.	104,021
317		Bank of New York Co., Inc.	10,699
247		BB&T Corp.	10,572
84		Comerica, Inc.	4,809
71		Compass Bancshares, Inc.	4,118
240		Fifth Third Bancorp.	9,442
32		First Horizon National Corp.	1,222
27		Huntington Bancshares, Inc.	646
181		Keycorp	6,659
35		M&T Bank Corp.	4,286
101		Marshall & Ilsley Corp.	4,710
208		Mellon Financial Corp.	7,744
328		National City Corp.	11,342
240		North Fork Bancorp., Inc.	6,586
81		Northern Trust Corp.	4,535
132		PNC Financial Services Group, Inc.	9,344
200		Regions Financial Corp.	7,198
141		State Street Corp.	8,714
159		SunTrust Banks, Inc.	12,148
142		Synovus Financial Corp.	4,129
1,057		US Bancorp.	33,898
711		Wachovia Corp.	38,842
1,454		Wells Fargo & Co.	50,527
14		Zions Bancorp.	1,106
			361,566
		Beverages: 0.9%
343		Anheuser-Busch Cos., Inc.	16,937
45		Brown-Forman Corp.	3,464
1,212		Coca-Cola Co.	54,310
204		Coca-Cola Enterprises, Inc.	4,549
20	@	Constellation Brands, Inc.	546
115		Pepsi Bottling Group, Inc.	4,026
974		PepsiCo, Inc.	63,583
			147,415
		Biotechnology: 0.3%
520	@	Amgen, Inc.	35,324
150	@	Biogen Idec, Inc.	6,621
125	@	Genzyme Corp.	8,279
30	@	Millipore Corp.	1,925
			52,149
		Building Materials: 0.1%
97		American Standard Cos., Inc.	4,052
179		Masco Corp.	4,906
43		Vulcan Materials Co.	3,380
			12,338
		Chemicals: 0.4%
100		Air Products & Chemicals, Inc.	6,629
427		Dow Chemical Co.	16,282
430		EI DuPont de Nemours & Co.	17,187
34		International Flavors & Fragrances, Inc.	1,352

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund XII	as of August 31, 2006 (Unaudited) (continued)

Shares			Value

COMMON STOCK: 35.2% (continued)

134		PPG Industries, Inc.	$8,490
144		Praxair, Inc.	8,267
86		Rohm & Haas Co.	3,793
63		Sherwin-Williams Co.	3,253
			65,253
		Commercial Services: 0.3%
90	@	Apollo Group, Inc.	4,519
109		Equifax, Inc.	3,465
140		H&R Block, Inc.	2,944
229		McKesson Corp.	11,633
104		Moody’s Corp.	6,363
148		Paychex, Inc.	5,315
102		Robert Half International, Inc.	3,156
146		RR Donnelley & Sons Co.	4,733
			42,128
		Computers: 1.6%
10	@	Affiliated Computer Services, Inc.	513
374	@	Apple Computer, Inc.	25,376
79	@	Computer Sciences Corp.	3,743
1,025	@	Dell, Inc.	23,114
228		Electronic Data Systems Corp.	5,433
1,165	@	EMC Corp.	13,572
2,096		Hewlett-Packard Co.	76,630
927		International Business Machines Corp.	75,059
16	@	Lexmark International, Inc.	897
106	@	NCR Corp.	3,688
207	@	Network Appliance, Inc.	7,088
100	@	Sandisk Corp.	5,892
1,740	@	Sun Microsystems, Inc.	8,683
244	@	Unisys Corp.	1,305
			250,993
		Cosmetics/Personal Care: 0.9%
62		Alberto-Culver Co.	3,052
200		Avon Products, Inc.	5,742
230		Colgate-Palmolive Co.	13,768
60		Estee Lauder Cos., Inc.	2,212
1,935		Procter & Gamble Co.	119,777
			144,551
		Distribution/Wholesale: 0.0%
86		Genuine Parts Co.	3,554
51		WW Grainger, Inc.	3,407
			6,961
		Diversified Financial Services: 3.1%
540		American Express Co.	28,372
114		Ameriprise Financial, Inc.	5,213
87		Bear Stearns Cos., Inc.	11,340
136		Capital One Financial Corp.	9,942
454		Charles Schwab Corp.	7,405
20		Chicago Mercantile Exchange Holdings, Inc.	8,800

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund XII	as of August 31, 2006 (Unaudited) (continued)

Shares			Value

COMMON STOCK: 35.2% (continued)

92		CIT Group, Inc.	$4,146
2,178		Citigroup, Inc.	107,484
260		Countrywide Financial Corp.	8,788
220	@	E*Trade Financial Corp.	5,190
446		Fannie Mae	23,482
29		Federated Investors, Inc.	971
79		Franklin Resources, Inc.	7,774
300		Freddie Mac	19,080
317		Goldman Sachs Group, Inc.	47,122
120		Janus Capital Group, Inc.	2,134
1,520		JPMorgan Chase & Co.	69,403
20		Legg Mason, Inc.	1,825
424		Lehman Brothers Holdings, Inc.	27,055
425		Merrill Lynch & Co., Inc.	31,250
794		Morgan Stanley	52,237
180		SLM Corp.	8,735
142		T. Rowe Price Group, Inc.	6,257
			494,005
		Electric: 1.1%
414	@	AES Corp.	8,793
123	@	Allegheny Energy, Inc.	5,134
204		American Electric Power Co., Inc.	7,442
240		Centerpoint Energy, Inc.	3,468
130	@	CMS Energy Corp.	1,903
31		Consolidated Edison, Inc.	1,432
89		Constellation Energy Group, Inc.	5,348
180		Dominion Resources, Inc.	14,380
110		DTE Energy Co.	4,591
636		Duke Energy Corp.	19,080
196		Edison International	8,553
40		Entergy Corp.	3,106
320		Exelon Corp.	19,514
217		FirstEnergy Corp.	12,382
210		FPL Group, Inc.	9,335
175		PG&E Corp	7,338
70		Pinnacle West Capital Corp.	3,216
184		PPL Corp.	6,434
124		Public Service Enterprise Group, Inc.	8,682
110		Southern Co.	3,770
302		TXU Corp.	19,995
289		Xcel Energy, Inc.	6,011
			179,907
		Electrical Components & Equipment: 0.1%
183		Emerson Electric Co.	15,033
80		Molex, Inc.	2,918
			17,951
		Electronics: 0.2%
188	@	Agilent Technologies, Inc.	6,046
141		Applera Corp. - Applied Biosystems Group	4,322
60	@	Fisher Scientific International, Inc.	4,694

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund XII	as of August 31, 2006 (Unaudited) (continued)

Shares			Value

COMMON STOCK: 35.2% (continued)

79		Jabil Circuit, Inc.	$2,120
99		PerkinElmer, Inc.	1,825
93	@	Thermo Electron Corp.	3,646
78	@	Waters Corp.	3,327
			25,980
		Entertainment: 0.0%
150		International Game Technology	5,802
			5,802
		Environmental Control: 0.1%
241		Waste Management, Inc.	8,261
			8,261
		Food: 0.5%
107		Campbell Soup Co.	4,020
290		ConAgra Foods, Inc.	6,902
80	@	Dean Foods Co.	3,170
214		General Mills, Inc.	11,605
169		HJ Heinz Co.	7,071
145		Kellogg Co.	7,352
342		Kroger Co.	8,143
98		McCormick & Co., Inc.	3,569
198		Safeway, Inc.	6,124
396		Sara Lee Corp.	6,585
88		Supervalu, Inc.	2,513
60		Whole Foods Market, Inc.	3,217
42		WM Wrigley Jr. Co.	1,950
			72,221
		Forest Products & Paper: 0.1%
250		International Paper Co.	8,693
63		Louisiana-Pacific Corp.	1,232
78		MeadWestvaco Corp.	1,993
25		Plum Creek Timber Co., Inc.	871
80		Temple-Inland, Inc.	3,562
40		Weyerhaeuser Co.	2,480
			18,831
		Gas: 0.1%
38		Nicor, Inc.	1,659
162		Sempra Energy	8,055
			9,714
		Hand/Machine Tools: 0.1%
47		Black & Decker Corp.	3,461
47		Snap-On, Inc.	2,054
41		Stanley Works	1,936
			7,451
		Healthcare - Products: 0.8%
324		Baxter International, Inc.	14,379
112		Becton Dickinson & Co.	7,806
120	@	Boston Scientific Corp.	2,093

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund XII	as of August 31, 2006 (Unaudited) (continued)

Shares			Value

COMMON STOCK: 35.2% (continued)

43		CR Bard, Inc.	$3,233
1,301		Johnson & Johnson	84,123
67	@	St. Jude Medical, Inc.	2,439
30		Stryker Corp.	1,441
110	@	Zimmer Holdings, Inc.	7,480
			122,994
		Healthcare - Services: 0.8%
342		Aetna, Inc.	12,746
140	@	Coventry Health Care, Inc.	7,594
136	@	Humana, Inc.	8,286
72	@	Laboratory Corp. of America Holdings	4,926
88		Quest Diagnostics	5,657
1,006		UnitedHealth Group, Inc.	52,262
494	@	WellPoint, Inc.	38,241
			129,712
		Home Furnishings: 0.0%
40		Harman International Industries, Inc.	3,245
20		Whirlpool Corp.	1,618
			4,863
		Household Products/Wares: 0.1%
10		Avery Dennison Corp.	619
66		Clorox Co.	3,947
22		Fortune Brands, Inc.	1,597
197		Kimberly-Clark Corp.	12,510
			18,673
		Housewares: 0.0%
122		Newell Rubbermaid, Inc.	3,293
			3,293
		Insurance: 1.8%
140	@@	ACE Ltd.	7,540
219		Aflac, Inc.	9,870
384		Allstate Corp.	22,249
42		AMBAC Financial Group, Inc.	3,637
1,134		American International Group, Inc.	72,372
140		AON Corp.	4,840
282		Chubb Corp.	14,145
60		Cigna Corp.	6,784
100		Cincinnati Financial Corp.	4,666
170		Genworth Financial, Inc.	5,853
136		Hartford Financial Services Group, Inc.	11,677
174		Lincoln National Corp.	10,562
203		Loews Corp.	7,811
63		MBIA, Inc.	3,883
568		Metlife, Inc.	31,257
54		MGIC Investment Corp.	3,125
145		Principal Financial Group	7,720
344		Progressive Corp.	8,459
224		Prudential Financial, Inc.	16,444
62		Safeco Corp.	3,578

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund XII	as of August 31, 2006 (Unaudited) (continued)

Shares			Value

COMMON STOCK: 35.2% (continued)

307		St. Paul Travelers Cos., Inc.	$13,477
47		Torchmark Corp.	2,924
205		UnumProvident Corp.	3,885
80	@@	XL Capital Ltd.	5,251
			282,009
		Internet: 0.4%
160	@	Amazon.com, Inc.	4,933
508	@	eBay, Inc.	14,153
90	@	Google, Inc.	34,068
70	@	Monster Worldwide, Inc.	2,852
454	@	Symantec Corp.	8,463
30	@	VeriSign, Inc.	607
			65,076
		Iron/Steel: 0.1%
40		Allegheny Technologies, Inc.	2,294
228		Nucor Corp.	11,142
69		United States Steel Corp.	4,014
			17,450
		Leisure Time: 0.1%
80		Brunswick Corp.	2,296
79		Carnival Corp.	3,310
121		Harley-Davidson, Inc.	7,080
19		Sabre Holdings Corp.	416
			13,102
		Lodging: 0.1%
147		Hilton Hotels Corp.	3,744
168		Marriott International, Inc.	6,327
94		Starwood Hotels & Resorts Worldwide, Inc.	5,006
36	@	Wyndham Worldwide Corp.	1,053
			16,130
		Machinery - Construction & Mining: 0.1%
290		Caterpillar, Inc.	19,242
			19,242
		Machinery - Diversified: 0.1%
27		Cummins, Inc.	3,100
120		Deere & Co.	9,372
98		Rockwell Automation, Inc.	5,525
			17,997
		Media: 1.1%
585		CBS Corp. - Class B	16,702
260		Clear Channel Communications, Inc.	7,550
930	@	Comcast Corp.	32,550
50		EW Scripps Co.	2,274
260		McGraw-Hill Cos., Inc.	14,537
27		Meredith Corp.	1,278
25		New York Times Co.	563
1,418		News Corp., Inc.	26,985

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund XII	as of August 31, 2006 (Unaudited) (continued)

Shares			Value

COMMON STOCK: 35.2% (continued)

1,963		Time Warner, Inc.	$32,625
40	@	Univision Communications, Inc.	1,382
315	@	Viacom, Inc. - Class B	11,435
956		Walt Disney Co.	28,345
			176,226
		Mining: 0.2%
380		Alcoa, Inc.	10,864
90		Freeport-McMoRan Copper & Gold, Inc.	5,239
220		Newmont Mining Corp.	11,275
112		Phelps Dodge Corp.	10,024
			37,402
		Miscellaneous Manufacturing: 1.7%
327		3M Co.	23,446
65	@	Cooper Industries Ltd.	5,322
107		Danaher Corp.	7,093
119		Dover Corp.	5,786
160		Eastman Kodak Co.	3,403
66		Eaton Corp.	4,389
4,609		General Electric Co.	156,983
492		Honeywell International, Inc.	19,050
176		Illinois Tool Works, Inc.	7,726
144	@@	Ingersoll-Rand Co.	5,475
80		ITT Corp.	3,916
100		Leggett & Platt, Inc.	2,305
78		Parker Hannifin Corp.	5,776
60		Textron, Inc.	5,032
360	@@	Tyco International Ltd.	9,414
			265,116
		Office/Business Equipment: 0.1%
99		Pitney Bowes, Inc.	4,315
388	@	Xerox Corp.	5,746
			10,061
		Oil & Gas: 3.4%
206		Anadarko Petroleum Corp.	9,663
130		Apache Corp.	8,486
70		Chesapeake Energy Corp.	2,210
1,202		Chevron Corp.	77,409
866		ConocoPhillips	54,930
171		Devon Energy Corp.	10,686
96		EOG Resources, Inc.	6,223
4,025		ExxonMobil Corp.	272,364
120		Hess Corp.	5,494
192		Marathon Oil Corp.	16,032
80		Murphy Oil Corp.	3,913
160	@, @@	Nabors Industries Ltd.	5,261
560		Occidental Petroleum Corp.	28,554
50		Rowan Cos., Inc.	1,710
66		Sunoco, Inc.	4,746
50	@	Transocean, Inc.	3,338
414		Valero Energy Corp.	23,764
140		XTO Energy, Inc.	6,408
			541,191

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund XII	as of August 31, 2006 (Unaudited) (continued)

Shares			Value

COMMON STOCK: 35.2% (continued)

		Oil & Gas Services: 0.3%
30		Baker Hughes, Inc.	$2,135
704		Halliburton Co.	22,964
460		Schlumberger Ltd.	28,198
			53,297
		Packaging & Containers: 0.1%
71		Ball Corp.	2,864
100	@	Pactiv Corp.	2,673
59		Sealed Air Corp.	3,060
			8,597
		Pharmaceuticals: 2.0%
670		Abbott Laboratories	32,629
62		Allergan, Inc.	7,103
182		AmerisourceBergen Corp.	8,037
60	@	Barr Pharmaceuticals, Inc.	3,390
184		Cardinal Health, Inc.	12,405
228		Caremark Rx, Inc.	13,210
108	@	Express Scripts, Inc.	9,081
165	@	Forest Laboratories, Inc.	8,247
203	@	Gilead Sciences, Inc.	12,870
123	@	Hospira, Inc.	4,505
181	@	King Pharmaceuticals, Inc.	2,936
134	@	Medco Health Solutions, Inc.	8,492
1,285		Merck & Co., Inc.	52,107
120		Mylan Laboratories	2,438
3,207		Pfizer, Inc.	88,385
650		Schering-Plough Corp.	13,618
70	@	Watson Pharmaceuticals, Inc.	1,795
591		Wyeth	28,782
			310,030
		Pipelines: 0.0%
280		El Paso Corp.	4,066
64		Williams Cos., Inc.	1,576
			5,642
		Real Estate: 0.0%
45	@	Realogy Corp.	963
			963
		Real Estate Investment Trusts: 0.1%
60		Apartment Investment & Management Co.	3,074
160		Equity Office Properties Trust	5,934
40		Kimco Realty Corp.	1,662
20		Public Storage, Inc.	1,733
85		Simon Property Group, Inc.	7,207
			19,610

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund XII	as of August 31, 2006 (Unaudited) (continued)

Shares			Value

COMMON STOCK: 35.2% (continued)

		Retail: 2.2%
113	@	Autonation, Inc.	$2,196
20	@	Autozone, Inc.	1,806
161	@	Bed Bath & Beyond, Inc.	5,431
179		Best Buy Co., Inc.	8,413
111		Circuit City Stores, Inc.	2,621
284		Costco Wholesale Corp.	13,288
340		CVS Corp.	11,407
58		Darden Restaurants, Inc.	2,053
60		Dollar General Corp.	772
52		Family Dollar Stores, Inc.	1,330
328		Federated Department Stores, Inc.	12,457
250		Gap, Inc.	4,203
922		Home Depot, Inc.	31,615
161		JC Penney Co., Inc.	10,149
200	@	Kohl’s Corp.	12,502
198		Limited Brands, Inc.	5,095
684		Lowe’s Cos., Inc.	18,509
929		McDonald’s Corp.	33,351
130		Nordstrom, Inc.	4,856
238	@	Office Depot, Inc.	8,768
60	@	Sears Holding Corp.	8,647
509		Staples, Inc.	11,483
484	@	Starbucks Corp.	15,009
407		Target Corp.	19,695
40		Tiffany & Co.	1,264
198		TJX Cos., Inc.	5,297
1,091		Wal-Mart Stores, Inc.	48,790
596		Walgreen Co.	29,478
80		Wendy’s International, Inc.	5,112
117		Yum! Brands, Inc.	5,719
			341,316
		Savings & Loans: 0.1%
112		Golden West Financial Corp.	8,455
42		Sovereign Bancorp., Inc.	875
167		Washington Mutual, Inc.	6,996
			16,326
		Semiconductors: 1.0%
320	@	Advanced Micro Devices, Inc.	7,997
233	@	Altera Corp.	4,714
186		Analog Devices, Inc.	5,699
690		Applied Materials, Inc.	11,647
81	@	Broadcom Corp.	2,385
297	@	Freescale Semiconductor, Inc.	9,180
2,562		Intel Corp.	50,061
152		Linear Technology Corp.	5,170
280	@	LSI Logic Corp.	2,254
136		Maxim Integrated Products	3,958
550		Micron Technology, Inc.	9,504
263		National Semiconductor Corp.	6,388
90	@	Novellus Systems, Inc.	2,513
220	@	Nvidia Corp.	6,404

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund XII	as of August 31, 2006 (Unaudited) (continued)

Shares			Value

COMMON STOCK: 35.2% (continued)

120	@	QLogic Corp.	$2,206
702		Texas Instruments, Inc.	22,878
200		Xilinx, Inc.	4,574
			157,532
		Software: 1.3%
260	@	Adobe Systems, Inc.	8,434
132	@	Autodesk, Inc.	4,588
251		Automatic Data Processing, Inc.	11,847
155	@	BMC Software, Inc.	4,126
204		CA, Inc.	4,808
117	@	Citrix Systems, Inc.	3,590
298	@	Compuware Corp.	2,265
129	@	Electronic Arts, Inc.	6,575
331		First Data Corp.	14,223
86	@	Fiserv, Inc.	3,799
20		IMS Health, Inc.	546
184	@	Intuit, Inc.	5,560
3,871		Microsoft Corp.	99,446
261	@	Novell, Inc.	1,741
2,332	@	Oracle Corp.	36,496
64	@	Parametric Technology Corp.	1,031
			209,075
		Telecommunications: 2.3%
50		Alltel Corp.	2,711
2,050		AT&T, Inc.	63,817
249	@	Avaya, Inc.	2,602
870		BellSouth Corp.	35,426
87		CenturyTel, Inc.	3,464
4,554	@	Cisco Systems, Inc.	100,142
190		Citizens Communications Co.	2,620
21	@	Comverse Technology, Inc.	439
678	@	Corning, Inc.	15,079
82		Embarq Corp.	3,866
1,623		Motorola, Inc.	37,946
722		Qualcomm, Inc.	27,198
1,431		Sprint Nextel Corp.	24,213
301	@	Tellabs, Inc.	3,067
1,325		Verizon Communications, Inc.	46,614
51		Windstream Corp.	673
			369,877
		Textiles: 0.0%
61		Cintas Corp.	2,259
			2,259
		Toys/Games/Hobbies: 0.1%
124		Hasbro, Inc.	2,517
256		Mattel, Inc.	4,823
			7,340

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund XII	as of August 31, 2006 (Unaudited) (continued)

Shares		Value

COMMON STOCK: 35.2% (continued)

	Transportation: 0.5%
162	Burlington Northern Santa Fe Corp.	$10,846
188	CSX Corp.	5,681
138	FedEx Corp.	13,942
285	Norfolk Southern Corp.	12,178
53	Union Pacific Corp.	4,259
475	United Parcel Service, Inc.	33,274
		80,180
	Total Common Stock
	(Cost $5,292,604)	5,575,319

Principal Amount				Value

U.S. GOVERNMENT AGENCY OBLIGATIONS: 28.7%

		Federal National Mortgage Association: 28.7%
$2,697,000		5.040%, due 11/15/09		$2,303,367
2,651,000		5.230%, due 01/15/10		2,248,584
				4,551,951
		Total U.S. Government Agency Obligations
		(Cost $4,701,488)		4,551,951

U.S. TREASURY OBLIGATION: 35.3%

		U.S. Treasury STRIP: 35.3%
6,570,000		4.960%, due 02/15/10		5,595,603

		Total U.S. Treasury Obligation
		(Cost $5,678,037)		5,595,603

		Total Long-Term Investments
		(Cost $15,672,129)		15,722,873

SHORT-TERM INVESTMENT: 1.0%

		Repurchase Agreement: 1.0%
164,000		Morgan Stanley Repurchase Agreement dated 08/31/06, 5.250%, due 09/01/06, $164,024 to be received upon repurchase (Collateralized by $170,000 Federal National Mortgage Association, 6.000%, Market Value plus accrued interest $175,663, due 04/28/21).		164,000

		Total Short-Term Investment
		(Cost $164,000)		164,000

		Total Investments in Securities
		(Cost $15,836,129)*	100.2%	$15,886,873
		Other Assets and Liabilities - Net	(0.2)	(34,347)
		Net Assets	100.0%	$15,852,526

	@	Non-income producing security
	@@	Foreign Issuer
	STRIP	Separate Trading of Registered Interest and Principal of Securities
	*	Cost for federal income tax purposes is $15,949,111.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation	$335,299
		Gross Unrealized Depreciation	(397,537)
		Net Unrealized Depreciation	$(62,238)

PORTFOLIO OF INVESTMENTS
ING Real Estate Fund	as of August 31, 2006 (Unaudited)

Shares		Value

REAL ESTATE INVESTMENT TRUSTS: 97.3%

	Apartments: 21.9%
310,000	Archstone-Smith Trust	$16,485,800
110,700	AvalonBay Communities, Inc.	13,394,700
111,900	BRE Properties, Inc.	6,612,171
129,300	Camden Property Trust	10,032,387
298,300	Equity Residential	14,876,221
99,800	GMH Communities Trust	1,276,442
87,000	Post Properties, Inc.	4,193,400
187,000	United Dominion Realty Trust, Inc.	5,705,370
		72,576,491
	Diversified: 7.0%
77,200	Crescent Real Estate EQT Co.	1,671,380
107,400	Liberty Property Trust	5,141,238
124,200	Vornado Realty Trust	13,154,022
80,400	Washington Real Estate Investment Trust	3,265,848
		23,232,488
	Health Care: 3.8%
126,000	Nationwide Health Properties, Inc.	3,283,560
226,800	Omega Healthcare Investors, Inc.	3,349,836
147,900	Ventas, Inc.	5,923,395
		12,556,791
	Hotels: 8.4%
148,200	FelCor Lodging Trust, Inc.	3,178,890
585,638	Host Hotels & Resorts, Inc.	13,200,281
73,200	LaSalle Hotel Properties	3,216,408
241,900	Strategic Hotel Capital, Inc.	4,934,760
110,800	Sunstone Hotel Investors, Inc.	3,312,920
		27,843,259
	Office Property: 22.3%
133,900	BioMed Realty Trust, Inc.	4,169,646
147,400	Boston Properties, Inc.	14,980,262
104,650	Corporate Office Properties Trust SBI MD	4,915,411
385,900	Equity Office Properties Trust	14,313,031
174,500	Highwoods Properties, Inc.	6,585,630
62,800	Kilroy Realty Corp.	4,965,596
174,800	Maguire Properties, Inc.	6,976,268
91,400	Reckson Associates Realty Corp.	3,911,006
87,400	SL Green Realty Corp.	9,750,344
108,200	Trizec Properties, Inc.	3,123,734
		73,690,928
	Regional Malls: 12.8%
143,100	General Growth Properties, Inc.	6,486,723
133,100	Macerich Co.	9,937,246
247,600	Simon Property Group, Inc.	20,994,004
119,900	Taubman Centers, Inc.	4,830,771
		42,248,744
	Shopping Centers: 9.1%
134,450	Acadia Realty Trust	3,312,848
120,100	Developers Diversified Realty Corp.	6,497,410

PORTFOLIO OF INVESTMENTS
ING Real Estate Fund	as of August 31, 2006 (Unaudited) (continued)

Shares				Value

REAL ESTATE INVESTMENT TRUSTS: 97.3% (continued)

		Shopping Centers (continued)
132,900		Federal Realty Investment Trust		$9,843,903
90,423		Kimco Realty Corp.		3,757,076
100,600		Regency Centers Corp.		6,767,362
				30,178,599
		Storage: 4.5%
94,500		Extra Space Storage, Inc.		1,653,750
152,302		Public Storage, Inc.		13,196,968
				14,850,718
		Warehouse Industrial: 7.5%
150,400		AMB Property Corp.		8,396,832
288,700		Prologis		16,300,001
				24,696,833
		Total Real Estate Investment Trusts
		(Cost $215,892,648)		321,874,851

COMMON STOCK: 0.5%

		Lodging: 0.5%
30,900		Starwood Hotels & Resorts Worldwide, Inc.		1,645,734

		Total Common Stock
		(Cost $739,403)		1,645,734

		Total Long-Term Investments
		(Cost $216,632,051)		323,520,585

Principal Amount				Value

SHORT-TERM INVESTMENT: 2.4%

		U.S.Government Agency Obligations: 2.4%
$7,931,000		Federal Home Loan Bank, 4.750%, due 09/01/06		$7,929,954

		Total Short-term Investment
		(Cost $7,929,954)		7,929,954

		Total Investments in Securities
		(Cost $224,562,005)*	100.2%	$331,450,539
		Other Assets and Liabilities - Net	(0.2)	(523,778)
		Net Assets	100.0%	$330,926,761

	*	Cost for federal income tax purposes is $224,397,538.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$107,165,904
		Gross Unrealized Depreciation	(112,903)
		Net Unrealized Appreciation	$107,053,001

PORTFOLIO OF INVESTMENTS
ING SmallCap Opportunities Fund	as of August 31, 2006 (Unaudited)

Shares			Value

COMMON STOCK: 97.4%

		Aerospace/Defense: 1.5%
21,900		DRS Technologies, Inc.	$906,003
13,500	@, L	Esterline Technologies Corp.	472,905
25,300	@	Moog, Inc.	826,045
			2,204,953
		Apparel: 2.9%
50,600	@	Carter’s, Inc.	1,168,860
26,700	@, L	CROCS, Inc.	721,434
30,800	@, @@, L	Gildan Activewear, Inc.	1,538,768
44,600	@	Warnaco Group, Inc.	897,798
			4,326,860
		Banks: 2.1%
38,000		Boston Private Financial Holdings, Inc.	948,480
11,300		Texas Regional Bancshares, Inc.	432,451
48,300		Whitney Holding Corp.	1,698,711
			3,079,642
		Biotechnology: 1.9%
19,100	@, L	Alexion Pharmaceuticals, Inc.	717,205
13,600	@	Human Genome Sciences, Inc.	152,728
14,400	@	ICos. Corp.	353,952
23,100	@, L	Integra LifeSciences Holdings Corp.	888,426
21,600	@, L	Myogen, Inc.	751,680
			2,863,991
		Chemicals: 2.2%
29,600		Albemarle Corp.	1,625,040
8,000		MacDermid, Inc.	229,200
68,300		UAP Holding Corp.	1,422,689
			3,276,929
		Commercial Services: 7.4%
27,500	@	Advisory Board Co.	1,397,550
22,600	L	Arbitron, Inc.	847,952
28,500	@, L	Bright Horizons Family Solutions, Inc.	1,137,150
18,700		Chemed Corp.	736,967
91,900	@, L	Diamond Management & Technology Consultants, Inc.	855,589
48,600	@, L	FTI Consulting, Inc.	1,085,724
60,300	@, L	Gaiam, Inc.	694,656
20,000	@	Geo Group, Inc.	893,400
52,950		Healthcare Services Group	1,201,436
28,200	@	Huron Consulting Group, Inc.	1,064,832
49,700	@, L	Navigant Consulting, Inc.	978,593
			10,893,849
		Computers: 3.7%
48,100	@	Electronics for Imaging	1,108,224
41,500	@, L	Kronos, Inc.	1,266,580
35,065	@	Micros Systems, Inc.	1,678,211
69,900	@, L	Palm, Inc.	1,017,744
16,000	@	SRA International, Inc.	448,160
			5,518,919

PORTFOLIO OF INVESTMENTS
ING SmallCap Opportunities Fund	as of August 31, 2006 (Unaudited) (continued)

Shares			Value

COMMON STOCK: 97.4% (continued)

		Distribution/Wholesale: 4.2%
37,100	@, L	Aviall, Inc.	$1,771,896
87,600	@	Brightpoint, Inc.	1,457,664
34,288	@, L	Nuco2, Inc.	934,348
23,950	L	Pool Corp.	911,777
20,600	@	Wesco International, Inc.	1,205,100
			6,280,785
		Diversified Financial Services: 2.2%
45,200	@, L	Cowen Group, Inc.	636,416
31,800	@, L	International Securities Exchange, Inc.	1,353,090
26,400		Nuveen Investments, Inc.	1,260,336
			3,249,842
		Electronics: 3.0%
33,400	@, L	Itron, Inc.	1,869,732
59,600		Keithley Instruments, Inc.	674,076
27,818	@	Measurement Specialties, Inc.	560,255
28,100	@	Thomas & Betts Corp.	1,268,996
			4,373,059
		Engineering & Construction: 0.7%
18,900	@	EMCOR Group, Inc.	1,047,816
			1,047,816
		Healthcare - Products: 4.7%
34,900	@, L	Arthrocare Corp.	1,591,789
35,400	@	DJO, Inc.	1,365,378
19,500	@	Gen-Probe, Inc.	947,895
24,700	@, L	Haemonetics Corp.	1,150,526
12,600	@, L	Hologic, Inc.	544,068
22,101	@	Kyphon, Inc.	800,277
30,300	@, L	PSS World Medical, Inc.	587,820
			6,987,753
		Healthcare - Services: 4.2%
25,200	@, L	Amedisys, Inc.	1,019,844
26,200	@	Magellan Health Services, Inc.	1,259,434
32,700	@	Pediatrix Medical Group, Inc.	1,497,660
56,600	@, L	Psychiatric Solutions, Inc.	1,811,766
11,400	@	WellCare Health Plans, Inc.	639,312
			6,228,016
		Housewares: 0.9%
33,300		Toro Co.	1,332,333
			1,332,333
		Insurance: 1.8%
51,400	@@	Aspen Insurance Holdings Ltd.	1,271,122
8,700	@@	Max Re Capital Ltd.	201,927
24,453	@	ProAssurance Corp.	1,229,986
			2,703,035
		Internet: 4.5%
76,600	@, L	24/7 Real Media, Inc.	695,528
38,809	@	Digital Insight Corp.	1,009,422
11,900	@, L	F5 Networks, Inc.	596,071
14,000	@, L	Nutri/System, Inc.	695,520
77,100	@, L	Sapient Corp.	375,477
99,600	@, L	Valueclick, Inc.	1,757,940
41,100	@, L	WebEx Communications, Inc.	1,467,270
			6,597,228

PORTFOLIO OF INVESTMENTS
ING SmallCap Opportunities Fund	as of August 31, 2006 (Unaudited) (continued)

Shares			Value

COMMON STOCK: 97.4% (continued)

		Iron/Steel: 1.5%
19,800		Allegheny Technologies, Inc.	$1,135,530
30,400	L	Cleveland-Cliffs, Inc.	1,108,688
			2,244,218
		Leisure Time: 0.9%
30,800	@, L	Life Time Fitness, Inc.	1,383,844
			1,383,844
		Lodging: 0.6%
88,400	@	Red Lion Hotels Corp.	868,088
			868,088
		Machinery - Diversified: 1.9%
8,200	@, L	Middleby Corp.	644,028
24,000		Nordson Corp.	960,960
40,300		Wabtec Corp.	1,136,863
			2,741,851
		Metal Fabricate/Hardware: 0.7%
24,200	@, L	NS Group, Inc.	1,101,584
			1,101,584
		Mining: 0.4%
98,000	@, L	Coeur d’Alene Mines Corp.	532,140
			532,140
		Oil & Gas: Oil & Gas: 3.6%
10,900		Cabot Oil & Gas Corp.	556,554
22,300	@, L	Carrizo Oil & Gas, Inc.	621,278
64,000	@	EXCO Resources, Inc.	855,040
67,600	@, L	McMoRan Exploration Co.	1,257,360
32,100	@, L	Parallel Petroleum Corp.	769,758
34,800	@	Southwestern Energy Co.	1,195,380
			5,255,370
		Oil & Gas Services: 2.8%
36,000	@	Dresser-Rand Group, Inc.	736,200
22,700	@	FMC Technologies, Inc.	1,335,214
18,700	@	Oil States International, Inc.	597,652
47,800	@	Superior Energy Services	1,526,254
			4,195,320
		Packaging & Containers: 0.7%
15,500		Greif, Inc.	1,098,175
			1,098,175
		Pharmaceuticals: 4.7%
60,600	@, L	Alkermes, Inc.	990,810
7,700	@, L	Amylin Pharmaceuticals, Inc.	349,041
36,800	@, l	BioMarin Pharmaceuticals, Inc.	612,352
54,200	@	Cubist Pharmaceuticals, Inc.	1,271,532
54,300	@	HealthExtras, Inc.	1,668,639
46,800	@, L	Sciele Pharma, Inc.	819,000
12,500	@, L	Theravance, Inc.	331,750
16,000	@, L	United Therapeutics Corp.	873,440
			6,916,564
		Real Estate Investment Trusts: 1.7%
33,300		Digital Realty Trust, Inc.	996,003
70,300		Omega Healthcare Investors, Inc.	1,038,331
15,000	L	Sunstone Hotel Investors, Inc.	448,500
			2,482,834

PORTFOLIO OF INVESTMENTS
ING SmallCap Opportunities Fund	as of August 31, 2006 (Unaudited) (continued)

Shares			Value

COMMON STOCK: 97.4% (continued)

		Retail: 5.8%
40,100	@, L	Burger King Holdings, Inc.	$583,054
43,500		Casey’s General Stores, Inc.	1,028,340
48,500		Cash America International, Inc.	1,788,195
21,400	@, L	Childrens Place Retail Stores, Inc.	1,240,558
17,700	@, L	GameStop Corp.	773,136
57,400	@	Morton’s Restaurant Group, Inc.	884,534
19,200	L	Ruby Tuesday, Inc.	495,744
35,000	@, L	Sonic Corp.	767,550
22,500	@, L	Tractor Supply Co.	958,050
			8,519,161
		Savings & Loans: 1.1%
114,808		NewAlliance Bancshares, Inc.	1,673,901
			1,673,901
		Semiconductors: 9.3%
76,000	@, L	Actel Corp.	1,179,520
112,500	@, L	Axcelis Technologies, Inc.	707,625
139,100	@, L	Entegris, Inc.	1,510,626
59,000	@	Fairchild Semiconductor International, Inc.	1,063,770
30,700	@, L	Formfactor, Inc.	1,481,582
42,500	@	Integrated Device Technology, Inc.	732,275
68,200	@, L	Micrel, Inc.	683,364
51,500	@, L	Microsemi Corp.	1,430,155
85,000	@	Semtech Corp.	1,110,950
43,400	@	Tessera Technologies, Inc.	1,427,860
37,200	@, L	Varian Semiconductor Equipment Associates, Inc.	1,313,532
65,000	@, @@, L	Verigy Ltd.	1,124,500
			13,765,759
		Software: 6.3%
45,200	@, L	Activision, Inc.	583,080
45,400	@	Ansys, Inc.	2,121,994
24,200	@	Filenet Corp.	845,548
9,200		Global Payments, Inc.	350,060
118,700	@, L	Informatica Corp.	1,737,768
12,000		MoneyGram International, Inc.	376,800
40,600	@, L	Progress Software Corp.	1,027,992
59,600	@, L	THQ, Inc.	1,537,680
45,431	@, L	Witness Systems, Inc.	738,254
			9,319,176
		Storage/Warehousing: 0.9%
49,400	@, L	Mobile Mini, Inc.	1,329,848
			1,329,848
		Telecommunications: 3.6%
52,900	L	Adtran, Inc.	1,315,623
101,200	@	Arris Group, Inc.	1,159,752
105,645	@, L	Powerwave Technologies, Inc.	800,789
27,500	@	RCN Corp.	711,425
50,600	@	SBA Communications Corp.	1,302,444
			5,290,033
		Transportation: 3.0%
44,000		Forward Air Corp.	1,414,160
66,400	@	HUB Group, Inc.	1,547,120
52,500		Knight Transportation, Inc.	902,475
18,800	@	PHI, Inc.	587,500
			4,451,255
		Total Common Stock
		(Cost $130,118,592)	144,134,131

PORTFOLIO OF INVESTMENTS
ING SmallCap Opportunities Fund	as of August 31, 2006 (Unaudited) (continued)

Principal
Amount				Value

SHORT-TERM INVESTMENTS: 27.5%

		Repurchase Agreement: 2.2%
$3,328,000		Morgan Stanley Repurchase Agreement dated 08/31/06, 5.250%, due 09/01/06, $3,328,485 to be received upon repurchase (Collateralized by $7,090,000 Resolution Funding Corp, Zero Coupon, Market Value $3,395,756, due 01/15/21)		$3,328,000

		Total Repurchase Agreement
		(Cost $3,328,000)		3,328,000

		Securities Lending CollateralCC: 25.3%
37,443,057		The Bank of New York Institutional Cash Reserves Fund		37,443,057

		Total Securities Lending Collateral
		(Cost $37,443,057)		37,443,057

		Total Short-Term Investments
		(Cost $40,771,057)		40,771,057

		Total Investments in Securities
		(Cost $170,889,649)*	124.9%	$184,905,188
		Other Assets and Liabilities - Net	(24.9)	(36,881,231)
		Net Assets	100.0%	$148,023,957

	@	Non-income producing security
	@@	Foreign Issuer
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at August 31, 2006.
	*	Cost for federal income tax purposes is $170,970,397.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$20,236,931
		Gross Unrealized Depreciation	(6,302,140)
		Net Unrealized Appreciation	$13,934,791

PORTFOLIO OF INVESTMENTS
ING SmallCap Value Choice Fund	as of August 31, 2006 (Unaudited)

Shares			Value

COMMON STOCK: 90.8%

		Auto Parts & Equipment: 0.9%
22,300	@	Commercial Vehicle Group, Inc.	$437,526
			437,526
		Banks: 1.8%
36,400	@	Bancorp, Inc.	848,484
			848,484
		Computers: 1.3%
283,200	@	Quantum Corp.	625,872
			625,872
		Diversified Financial Services: 1.2%
14,800		IndyMac Bancorp., Inc.	578,680
			578,680
		Electrical Components & Equipment: 3.4%
41,100	@	General Cable Corp.	1,583,582
			1,583,582
		Electronics: 1.3%
55,400		Keithley Instruments, Inc.	626,574
			626,574
		Environmental Control: 2.4%
22,200	@	Aleris International, Inc.	1,138,194
			1,138,194
		Food: 5.4%
100,200		Del Monte Foods Co.	1,112,220
82,815		Premium Standard Farms, Inc.	1,401,230
			2,513,450
		Forest Products & Paper: 12.7%
59,900		Bowater, Inc.	1,361,527
115,100	@	Buckeye Technologies, Inc.	935,763
45,900		Glatfelter	658,665
39,100	@	Jefferson Smurfit Corp.	445,349
87,800	@@	Sappi Ltd. ADR	1,120,328
104,000		Wausau Paper Corp.	1,415,440
			5,937,072
		Hand/Machine Tools: 5.2%
21,400		Kennametal, Inc.	1,128,636
23,600		Lincoln Electric Holdings, Inc.	1,298,708
			2,427,344
		Home Furnishings: 2.0%
61,800		Hooker Furniture Corp.	913,404
			913,404
		Household Products/Wares: 5.4%
101,231	@	Fossil, Inc.	1,905,167
18,400		WD-40 Co.	639,400
			2,544,567

PORTFOLIO OF INVESTMENTS
ING SmallCap Value Choice Fund	as of August 31, 2006 (Unaudited) (continued)

Shares			Value

COMMON STOCK: 90.8% (continued)

		Insurance: 1.2%
32,000	@	PMA Capital Corp.	$299,200
140,200	@, @@	Quanta Capital Holdings Ltd.	270,586
			569,786
		Iron/Steel: 3.2%
62,850		Gibraltar Industries, Inc.	1,520,970
			1,520,970
		Machinery - Diversified: 6.8%
25,500		Albany International Corp.	890,460
26,950	@	Kadant, Inc.	710,941
70,600		Sauer-Danfoss, Inc.	1,592,030
			3,193,431
		Metal Fabricate/Hardware: 0.9%
19,600	@	RBC Bearings, Inc.	416,892
			416,892
		Mining: 2.4%
32,600	@	Century Aluminum Co.	1,131,546
			1,131,546
		Miscellaneous Manufacturing: 3.7%
73,000	@	Griffon Corp.	1,727,180
			1,727,180
		Oil & Gas: 8.4%
31,400	@	Denbury Resources, Inc.	973,714
30,439	@	Quest Resource Corp.	358,876
33,800		Range Resources Corp.	945,724
114,500	@	Warren Resources, Inc.	1,656,815
			3,935,129
		Oil & Gas Services: 2.6%
67,500	@, @@	Acergy SA ADR	1,201,500
			1,201,500
		Real Estate Investment Trusts: 6.3%
65,300		Anthracite Capital, Inc.	839,105
65,600		HomeBanc Corp.	439,520
106,600		New York Mortgage Trust, Inc.	426,400
32,750		RAIT Investment Trust	916,345
37,300		Sunset Financial Resources, Inc.	320,034
			2,941,404
		Retail: 4.5%
75,000		Casey’s General Stores, Inc.	1,773,000
35,000	@	HOT Topic, Inc.	345,800
			2,118,800
		Savings & Loans: 1.9%
45,300	@	Franklin Bank Corp.	900,564
			900,564
		Semiconductors: 1.6%
98,600	@	Mattson Technology, Inc.	772,038
			772,038
		Telecommunications: 1.4%
22,550	@	CommScope, Inc.	658,686
			658,686

PORTFOLIO OF INVESTMENTS
ING SmallCap Value Choice Fund	as of August 31, 2006 (Unaudited) (continued)

Shares				Value

COMMON STOCK: 90.8% (continued)

		Transportation: 2.7%
75,725	@	Marten Transport Ltd.		$1,261,579
				1,261,579
		Total Common Stock
		(Cost $40,659,463)		42,524,254

Principal
Amount				Value

SHORT-TERM INVESTMENT: 7.1%

		U.S. Government Agency Obligation: 7.1%
$3,319,000		Federal Home Loan Bank, 4.750%, due 09/01/06		$3,318,562

		Total Short-Term Investment
		(Cost $3,318,562)		3,318,562

		Total Investments in Securities
		(Cost $43,978,025)*	97.9%	$45,842,816
		Other Assets and Liabilities - Net	2.1	966,784
		Net Assets	100.0%	$46,809,600

	@	Non-income producing security
	@@	Foreign Issuer
	ADR	American Depositary Receipt
	*	Cost for federal income tax purposes is $44,013,283.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$3,625,985
		Gross Unrealized Depreciation	(1,796,452)
		Net Unrealized Appreciation	$1,829,533

PORTFOLIO OF INVESTMENTS
ING SmallCap Value Fund	as of August 31, 2006 (Unaudited)

Shares			Value

COMMON STOCK: 99.2%

		Auto Manufacturers: 1.5%
64,600		Wabash National Corp.	$890,834
			890,834
		Auto Parts & Equipment: 23.6%
104,470		American Axle & Manufacturing Holdings, Inc.	1,743,604
149,467	L	ArvinMeritor, Inc.	2,219,585
120,270	L	Cooper Tire & Rubber Co.	1,182,254
261,100	L	Dana Corp.	451,703
181,739	@, L	Goodyear Tire & Rubber Co.	2,471,650
101,860	L	Lear Corp.	2,071,832
104,090	L	Superior Industries International	1,760,162
269,850	@	Visteon Corp.	2,312,615
			14,213,405
		Banks: 2.1%
105,590	@@, L	First Bancorp.	970,372
61,300	@@	W Holding Co., Inc.	309,565
			1,279,937
		Chemicals: 5.1%
57,505	@@	Innospec, Inc.	1,577,362
49,330		Sensient Technologies Corp.	992,520
143,620		Wellman, Inc.	515,596
			3,085,478
		Commercial Services: 1.5%
33,440		Kelly Services, Inc.	913,246
			913,246
		Computers: 3.0%
907,960	@, L	Gateway, Inc.	1,815,920
			1,815,920
		Electronics: 6.3%
223,780	@	Kemet Corp.	1,841,709
207,150	@	Sanmina-SCI Corp.	702,239
145,390	@, L	Stoneridge, Inc.	1,231,453
			3,775,401
		Food: 6.4%
99,430	L	Chiquita Brands International, Inc.	1,681,361
101,610		Del Monte Foods Co.	1,127,871
212,460	@, L	Interstate Bakeries	1,051,677
			3,860,909
		Hand/Machine Tools: 1.3%
57,120		LS Starrett Co.	796,824
			796,824
		Home Builders: 3.6%
143,729		Coachmen Industries, Inc.	1,438,727
200,900	@	National RV Holdings, Inc.	723,240
			2,161,967

PORTFOLIO OF INVESTMENTS
ING SmallCap Value Fund	as of August 31, 2006 (Unaudited) (continued)

Shares			Value

COMMON STOCK: 99.2% (continued)

		Home Furnishings: 2.8%
49,290	L	La-Z-Boy, Inc.	$687,596
11,968	L	Whirlpool Corp.	968,331
			1,655,927
		Household Products/Wares: 2.5%
61,700		American Greetings Corp.	1,512,884
			1,512,884
		Insurance: 6.7%
26,290		Kansas City Life Insurance Co.	1,122,320
109,428	@	KMG America Corp.	834,936
76,310		Phoenix Cos., Inc.	1,126,336
105,107	@, L	PMA Capital Corp.	982,750
			4,066,342
		Leisure Time: 2.7%
140,396	@	K2, Inc.	1,635,613
			1,635,613
		Machinery - Diversified: 3.4%
147,256	@	Tecumseh Products Co.	2,054,221
			2,054,221
		Miscellaneous Manufacturing: 1.5%
55,300		Tredegar Corp.	912,450
			912,450
		Retail: 6.5%
44,600	@	Cost Plus, Inc.	454,028
113,930	@, L	Jo-Ann Stores, Inc.	1,687,303
151,210	L	Pier 1 Imports, Inc.	966,232
87,060	@, L	Sharper Image Corp.	824,458
			3,932,021
		Semiconductors: 4.7%
157,310	@	Agere Systems, Inc.	2,397,404
324,700	@	ESS Technology	422,110
			2,819,514
		Software: 2.3%
231,600	@	Borland Software Corp.	1,361,808
			1,361,808
		Telecommunications: 11.7%
283,410	@	3Com Corp.	1,255,506
426,016	@	Adaptec, Inc.	1,755,186
197,293	@	Cincinnati Bell, Inc.	996,330
370,540	@, L	Utstarcom, Inc.	3,042,135
			7,049,157
		Total Common Stock
		(Cost $70,630,307)	59,793,858

Principal
Amount			Value

SHORT-TERM INVESTMENTS: 28.5%

		U.S. Government Agency Obligation: 1.4%
$834,000		Federal Home Loan Bank, 4.750%, due 09/01/06	$833,890

		Total U.S. Government Agency Obligation
		(Cost $833,890)	833,890

PORTFOLIO OF INVESTMENTS
ING SmallCap Value Fund	as of August 31, 2006 (Unaudited) (continued)

Principal
Amount				Value

SHORT-TERM INVESTMENTS: 28.5% (continued)

		Securities Lending CollateralCC: 27.1%
16,368,834		The Bank of New York Institutional Cash Reserves Fund		$16,368,834

		Total Securities Lending Collateral
		(Cost $16,368,834)		16,368,834

		Total Short-Term Investments
		(Cost $17,202,724)		17,202,724

		Total Investments in Securities
		(Cost $87,833,031)*	127.7%	$76,996,582
		Other Assets and Liabilities - Net	(27.7)	(16,712,279)
		Net Assets	100.0%	$60,284,303

	@	Non-income producing security
	@@	Foreign Issuer
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at August 31, 2006.
	*	Cost for federal income tax purposes is $88,156,733.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation	$5,307,625
		Gross Unrealized Depreciation	(16,467,776)
		Net Unrealized Depreciation	$(11,160,151)

Item 2. Controls and Procedures

(a)  Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made know to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)  There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	ING Equity Trust

By	/s/ James M. Hennessy
James M. Hennessy
President and Chief Executive Officer

Date:	October 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ James M. Hennessy
James M. Hennessy
President and Chief Executive Officer

Date:	October 27, 2006

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	October 27, 2006